UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2015

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CALIFORNIA BOND FUND
JUNE 30, 2015

                                                                      (Form N-Q)

48500-0815                                   (C)2015, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program or California State General Obligation.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CCD       Community College District
PRE       Prerefunded to a date prior to maturity
USD       Unified School District

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1  | USAA California Bond Fund
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PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA BOND FUND
June 30, 2015 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (93.8%)

              CALIFORNIA (92.2%)
$     1,500   Anaheim Public Financing Auth.                         5.00%        5/01/2046             $    1,661
      4,500   Antelope Valley Healthcare District (INS)              5.20         1/01/2027                  4,511
      4,235   Association of Bay Area Governments (NBGA)             5.00         1/01/2033                  4,595
     17,520   Association of Bay Area Governments (INS)              4.75         3/01/2036                 17,535
      1,500   Association of Bay Area Governments                    5.00         7/01/2042                  1,592
      6,100   Baldwin Park USD (INS)                                 5.00 (a)     8/01/2031                  2,818
      6,375   Baldwin Park USD (INS)                                 5.01 (a)     8/01/2032                  2,797
      3,085   Burbank USD, 4.30%, 8/01/2023                          4.30 (b)     8/01/2033                  2,143
      3,000   Burbank USD, 4.35%, 8/01/2023                          4.35 (b)     8/01/2034                  2,078
      5,265   Carlsbad USD (INS)                                     5.00        10/01/2034                  5,712
      3,000   Central USD (INS)                                      5.50         8/01/2029                  3,411
      5,000   Chula Vista                                            5.88         1/01/2034                  5,824
      6,000   City and County of San Francisco Airport Commission    4.90         5/01/2029                  6,803
     12,605   Coast CCD (INS)                                        5.48 (a)     8/01/2034                  4,598
      1,350   Corona-Norco USD                                       5.00         9/01/2032                  1,477
      6,000   Educational Facilities Auth.                           5.38         4/01/2034                  6,797
     15,000   Foothill/Eastern Transportation Corridor
                  Agency (INS)                                       4.21 (a)     1/15/2034                  6,587
      7,500   Foothill/Eastern Transportation Corridor
                  Agency (INS)                                       4.25 (a)     1/15/2035                  3,140
     18,000   Golden State Tobacco Securitization (INS)              4.55         6/01/2022                 19,527
     17,000   Golden State Tobacco Securitization                    5.00         6/01/2033                 14,103
        810   Health Facilities Financing Auth. (NBGA)               5.50         1/01/2019                    813
      5,000   Health Facilities Financing Auth.                      5.00         7/01/2033                  5,564
      2,000   Health Facilities Financing Auth. (PRE)                6.50        10/01/2033                  2,352
      6,000   Health Facilities Financing Auth.                      5.25         4/01/2039                  6,131
      1,050   Health Facilities Financing Auth. (NBGA)               5.00         7/01/2039                  1,160
      2,100   Health Facilities Financing Auth.                      5.00        11/15/2039                  2,292
      7,805   Health Facilities Financing Auth. (NBGA)               5.00         6/01/2042                  8,414
      2,300   Health Facilities Financing Auth. (NBGA)               5.00         7/01/2044                  2,533
      9,310   Indio Redevelopment Agency                             5.25         8/15/2031                  9,947
        790   Infrastructure and Economic Dev. Bank                  5.63         7/01/2020                    793
      1,250   Infrastructure and Economic Dev. Bank                  5.75         7/01/2030                  1,255
      6,000   Inland Empire Tobacco Securitization Auth.             5.75         6/01/2026                  5,886
      5,000   Irvine USD Financing Auth. (INS) (PRE)                 5.00         9/01/2038                  5,041
      1,000   Jurupa Public Financing Auth.                          5.00         9/01/2042                  1,071
      3,875   Long Beach Bond Finance Auth.                          5.00        11/15/2035                  4,319
      2,000   Los Angeles County Public Works Financing Auth.        5.00        12/01/2044                  2,204
      9,615   Los Angeles Municipal Improvement Corp. (INS)          4.75         8/01/2032                  9,645
      1,000   Los Banos Redevelopment Agency (INS) (PRE)             5.00         9/01/2036                  1,052
     10,000   Madera Redevelopment Agency                            5.38         9/01/2038                 10,319
      7,070   Marina Coast Water District (INS)                      5.00         6/01/2037                  7,315
      6,000   Modesto Irrigation District                            5.75        10/01/2034                  6,805
      7,500   Monterey Peninsula CCD (INS)                           5.11 (a)     8/01/2029                  3,855
      2,000   Mountain View Shoreline Regional Park Community        5.63         8/01/2035                  2,321
      1,000   Municipal Finance Auth.                                5.00         6/01/2050                  1,057
      1,500   Norco Redevelopment Agency                             5.88         3/01/2032                  1,747

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2  | USAA California Bond Fund

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
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     1,250   Norco Redevelopment Agency                             6.00%        3/01/2036             $    1,465
      5,000   Norwalk Redevelopment Agency (INS)                     5.00        10/01/2030                  5,049
      3,500   Norwalk Redevelopment Agency (INS)                     5.00        10/01/2035                  3,534
      7,500   Norwalk-La Mirada USD (INS)                            5.00 (a)     8/01/2030                  4,173
      6,205   Oakdale Irrigation District                            5.50         8/01/2034                  7,024
      5,500   Palomar Pomerado Health (INS)                          4.89 (a)     8/01/2026                  3,606
     12,230   Palomar Pomerado Health (INS)                          6.05 (a)     8/01/2031                  6,174
      4,000   Pollution Control Financing Auth. (c)                  5.25         8/01/2040                  4,226
     10,000   Pollution Control Financing Auth.                      5.00        11/21/2045                 10,314
      1,500   Pomona USD (INS)                                       5.00         8/01/2039                  1,669
        970   Poway Redevelopment Agency (INS)                       5.75         6/15/2033                    971
      2,400   Public Works Board                                     5.25         6/01/2024                  2,410
      2,500   Public Works Board                                     5.25         6/01/2025                  2,510
      7,900   Public Works Board                                     5.25         6/01/2030                  7,933
      5,470   Public Works Board                                     5.00         4/01/2031                  5,592
      6,875   Public Works Board                                     5.00         4/01/2031                  7,029
      5,705   Public Works Board                                     5.00         4/01/2031                  5,833
     10,000   Riverside County Public Financing Auth. (INS)          4.75        10/01/2035                 10,083
      2,000   Riverside County Transportation Comission              5.25         6/01/2039                  2,280
      7,115   Roseville Finance Auth.                                5.00         2/01/2037                  7,692
      2,000   Sacramento Area Flood Control Agency (INS)             5.00        10/01/2044                  2,204
      7,030   Sacramento City Financing Auth. (INS)                  5.00        12/01/2036                  7,376
     10,990   Sacramento Municipal Utility District Financing
                  Auth. (INS) (PRE)                                  4.75         7/01/2025                 11,475
      1,020   Sacramento USD (INS)                                   5.00         7/01/2038                  1,121
     12,805   San Bernardino County Redevelopment Agency (INS)       5.00         9/01/2030                 12,887
     11,340   San Bernardino County Redevelopment Agency (INS)       5.00         9/01/2035                 11,410
      1,110   San Diego County                                       5.00         9/01/2023                  1,135
      2,000   San Diego County Regional Airport Auth.                5.00         7/01/2040                  2,186
      2,500   San Diego Public Facilities Financing Auth.            5.00        10/15/2044                  2,709
      1,000   San Diego Public Financing Auth.                       5.25         5/15/2029                  1,154
      3,500   San Francisco City and County Airport                  5.25         5/01/2026                  3,890
      4,480   San Francisco City and County Redevelopment
                  Financing Auth. (INS)                              4.88         8/01/2036                  4,639
     10,000   San Jose Financing Auth.                               5.00         6/01/2039                 11,154
      3,000   San Jose Redevelopment Agency (INS)                    4.45         8/01/2032                  3,059
      1,500   San Luis & Delta-Mendota (INS)                         5.00         3/01/2038                  1,650
      3,000   San Marcos USD Financing Auth. (INS)                   5.00         8/15/2035                  3,310
      5,000   San Ramon Successor Redevelopment Agency (INS)         5.00         2/01/2038                  5,466
      3,500   Santa Barbara Financing Auth.                          5.00         7/01/2029                  3,932
      9,000   Santa Barbara Financing Auth.                          5.00         7/01/2039                  9,775
      2,000   Santa Clara                                            5.25         7/01/2032                  2,219
      6,000   Santa Cruz County Successor Redevelopment
                  Agency (INS)                                       5.00         9/01/2035                  6,732
      1,750   Sierra View Local Health Care District                 5.25         7/01/2037                  1,821
      9,645   Solano CCD (INS)                                       4.96 (a)     8/01/2028                  5,106
      9,735   Solano CCD (INS)                                       5.00 (a)     8/01/2030                  4,644
     10,000   South Orange County Public Financing Auth. (INS)       5.00         8/15/2032                 10,044
      4,000   State                                                  5.25         2/01/2030                  4,606
      6,000   State                                                  4.50         8/01/2030                  6,304
      5,000   State                                                  5.75         4/01/2031                  5,735
      6,750   State (NBGA)                                           4.50        12/01/2037                  6,810
      3,000   State                                                  5.00         2/01/2043                  3,297
      2,225   Statewide Communities Dev. Auth. (INS)                 4.50         2/01/2027                  2,260
     11,795   Statewide Communities Dev. Auth. (NBGA)                5.00        12/01/2027                 12,816
      5,115   Statewide Communities Dev. Auth.                       5.00         5/15/2031                  5,271
      4,225   Statewide Communities Dev. Auth.                       5.50         7/01/2031                  4,541
     17,500   Statewide Communities Dev. Auth.                       5.25         8/01/2031                 18,237
      3,370   Statewide Communities Dev. Auth.                       5.00         5/15/2032                  3,472
      4,000   Statewide Communities Dev. Auth. (INS)                 4.60         2/01/2037                  4,051
     13,000   Statewide Communities Dev. Auth. (NBGA)                5.00        12/01/2037                 13,932

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3  | USAA California Bond Fund

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
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     9,000   Statewide Communities Dev. Auth.                       5.00%        5/15/2038            $     9,265
      3,500   Statewide Communities Dev. Auth. (NBGA)                5.75         8/15/2038                  3,850
      2,500   Statewide Communities Dev. Auth.                       5.00        11/15/2038                  2,657
      1,500   Statewide Communities Dev. Auth.                       5.00         5/15/2042                  1,589
        500   Statewide Communities Dev. Auth.                       5.00        11/01/2043                    548
      2,400   Statewide Communities Dev. Auth. (NBGA)                5.00         8/01/2044                  2,635
      1,500   Statewide Communities Dev. Auth.                       5.00         5/15/2047                  1,578
      1,575   Temecula Valley USD (INS)                              5.00         9/01/2040                  1,709
      7,190   Tuolumne Wind Project Auth.                            5.63         1/01/2029                  8,201
      4,000   Val Verde USD (INS)                                    5.00         3/01/2029                  4,437
      1,105   Val Verde USD (INS)                                    5.00         8/01/2034                  1,239
      1,530   Val Verde USD (INS)                                    5.00         8/01/2035                  1,714
      1,500   Val Verde USD (INS)                                    5.13         3/01/2036                  1,635
      4,000   Val Verde USD (INS)                                    5.00         8/01/2044                  4,427
      7,650   Vallejo Sanitation and Flood Control District (INS)    5.00         7/01/2019                  8,078
      7,000   Vista (INS)                                            5.00         5/01/2037                  7,316
      7,085   Washington Township Health Care District               5.13         7/01/2023                  7,105
      1,250   Washington Township Health Care District               6.00         7/01/2029                  1,408
      6,080   Washington Township Health Care District               5.00         7/01/2037                  6,273
      4,585   West Kern Water District                               5.00         6/01/2028                  5,169
                                                                                                       -----------
                                                                                                           624,430
                                                                                                       -----------
              GUAM (0.8%)
      1,000   Power Auth.                                            5.00        10/01/2034                  1,066
      4,000   Waterworks Auth.                                       5.50         7/01/2043                  4,495
                                                                                                       -----------
                                                                                                             5,561
                                                                                                       -----------
              U.S. VIRGIN ISLANDS (0.8%)
      2,010   Public Finance Auth.                                   4.00        10/01/2022                  2,070
      1,500   Public Finance Auth.                                   5.00        10/01/2027                  1,664
      1,500   Public Finance Auth.                                   5.00        10/01/2032                  1,619
                                                                                                       -----------
                                                                                                             5,353
                                                                                                       -----------
              Total Fixed-Rate Instruments (cost: $607,351)                                                635,344
                                                                                                       -----------
              PUT BONDS (3.6%)

              CALIFORNIA (3.6%)
     15,000   Bay Area Toll Auth.                                    1.32 (d)     4/01/2036                 14,569
     10,000   Twin Rivers USD (INS)                                  3.20         6/01/2041                 10,010
                                                                                                       -----------
                                                                                                            24,579
                                                                                                       -----------
              Total Put Bonds (cost: $25,000)                                                               24,579
                                                                                                       -----------
              VARIABLE-RATE DEMAND NOTES (1.5%)

              CALIFORNIA (1.5%)
     10,000   Victorville Joint Powers Financing Auth. (LOC -
                  BNP Paribas) (cost: $10,000)                       1.02         5/01/2040                 10,000
                                                                                                       -----------

              TOTAL INVESTMENTS (COST: $642,351)                                                       $   669,923
                                                                                                       ===========

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                                                   Portfolio of Investments |  4

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
($ IN 000s)                                                          VALUATION HIERARCHY
                                                                     -------------------

                                                     (LEVEL 1)            (LEVEL 2)           (LEVEL 3)
                                                   QUOTED PRICES            OTHER            SIGNIFICANT
                                                     IN ACTIVE           SIGNIFICANT         UNOBSERVABLE
                                                      MARKETS            OBSERVABLE             INPUTS
                                                   FOR IDENTICAL           INPUTS
ASSETS                                                 ASSETS                                                            TOTAL
------------------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                             $           --        $     635,344       $        --      $        635,344
Put Bonds                                                      --               24,579                --                24,579
Variable-Rate Demand Notes                                     --               10,000                --                10,000
------------------------------------------------------------------------------------------------------------------------------
Total                                              $           --        $     669,923       $        --      $        669,923
------------------------------------------------------------------------------------------------------------------------------

For the period of April 1, 2015, through June 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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5  | USAA California Bond Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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6  | USAA California Bond Fund
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2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that securities for which price quotations or valuations are not readily available, or are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments and put bonds which are valued based on methods discussed in Note A1 and variable-rate demand notes which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

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7  | USAA California Bond Fund

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issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2015, were $32,194,000 and $4,622,000, respectively, resulting in net unrealized appreciation of $27,572,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $677,368,000 at June 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2015.

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                                          Notes to Portfolio of Investments |  8

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2015

                                                                      (Form N-Q)

48501-0815                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Deutsche Bank A.G., JPMorgan Chase Bank, N.A., Rabobank Nederland N.V., or Wells Fargo & Co.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

1  | USAA California Money Market Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ABAG      Association of Bay Area Governments
IDA       Industrial Development Authority/Agency
SPEAR     Short Puttable Exempt Adjustable Receipts
USD       Unified School District

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
June 30, 2015 (unaudited)

PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (89.2%)

              CALIFORNIA (89.2%)
$     9,310   ABAG Finance Auth. for Nonprofit Corps. (LOC -
                    KBC Bank N.V.)                                   0.34%        5/15/2035             $    9,310
      3,700   Alameda County IDA (LOC - Bank of the West)            0.10        12/01/2040                  3,700
      2,900   Alameda County IDA (LOC - Comerica Bank, N.A.)         0.12        12/01/2040                  2,900
        509   Anaheim Housing Auth. (LOC - Union Bank of
                    California, N.A.)                                1.95        12/01/2015                    509
     10,000   Anaheim Public Financing Auth. (LIQ) (LOC -
                    Deutsche Bank A.G.) (a)                          0.27         9/01/2030                 10,000
        310   Apple Valley (LOC - Union Bank of California, N.A.)    0.10         9/01/2015                    310
     25,000   Bay Area Toll Auth. (LOC - Bank of Tokyo-
                    Mitsubishi UFJ, Ltd.)                            0.06         4/01/2045                 25,000
        508   Culver City Redevelopment Agency (LOC -
                    Union Bank of California, N.A.)                  1.95        12/01/2015                    508
     10,000   Enterprise Dev. Auth. (LOC - Federal Home
                    Loan Bank of San Francisco) (a)                  0.07        12/01/2042                 10,000
     16,300   Health Facilities Financing Auth. (LOC - Union
                    Bank of California, N.A.)                        0.06        10/01/2031                 16,300
     14,700   Health Facilities Financing Auth. (LOC - Mizuho
                    Corporate Bank Ltd.)                             0.05         7/01/2033                 14,700
      1,795   Hesperia Public Financing Auth. (LOC - Bank of
                    the West)                                        0.13        10/01/2023                  1,795
      4,920   Infrastructure and Economic Dev. Bank (LOC -
                    Federal Home Loan Bank of San
                    Francisco) (a)                                   0.07        12/01/2040                  4,920
      7,905   Irvine (LOC - Sumitomo Mitsui Banking Corp.)           0.05         9/02/2032                  7,905
     17,157   Irvine (LOC - Sumitomo Mitsui Banking Corp.)           0.05         9/02/2050                 17,157
      9,900   Irvine Assessment District (LOC - Sumitomo
                    Mitsui Banking Corp.)                            0.05         9/02/2025                  9,900
      5,490   Loma Linda (LOC - Union Bank of California, N.A.)      0.10         6/01/2025                  5,490
      7,100   Long Beach Health Facility                             0.08        10/01/2016                  7,100
      6,390   Los Angeles (LOC - U.S. Bank, N.A.)                    0.08         8/01/2035                  6,390
      3,900   Manteca USD (LIQ) (LOC - Deutsche Bank
                    A.G.) (a)                                        0.17         8/01/2035                  3,900
      1,225   Novato (LOC - Bank of the West)                        0.10        10/01/2032                  1,225
     25,770   Pasadena (LOC - Bank of America, N.A.)                 0.10         2/01/2035                 25,770
     17,900   Pollution Control Financing Auth. (LOC -
                    JPMorgan Chase Bank, N.A.)                       0.01        11/01/2026                 17,900
      2,280   Pollution Control Financing Auth. (LOC -
                    Comerica Bank, N.A.)                             0.12        12/01/2030                  2,280
      6,600   Rancho Water District (LOC - Wells Fargo Bank, N.A.)   0.05         9/01/2028                  6,600
      7,395   Sacramento City Financing Auth. (LIQ) (LOC -
                    Deutsche Bank A.G.) (a)                          0.18        12/01/2033                  7,395
      6,250   San Diego County (LOC - Comerica Bank, N.A.)           0.08         1/01/2023                  6,250
      1,338   SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (a)             0.18         8/01/2031                  1,338
      8,122   SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (a)             0.20         8/01/2041                  8,122

================================================================================

3  | USAA California Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$    11,300   State (LIQ) (LOC - Rabobank Nederland N.V.) (a)        0.18%        8/01/2032             $   11,300
      2,500   State (LOC - U.S. Bank, N.A.)                          0.06         5/01/2033                  2,500
      3,450   Statewide Communities Dev. Auth. (LOC -
                    Comerica Bank, N.A.)                             0.08        12/01/2024                  3,450
      6,600   Statewide Communities Dev. Auth.                       0.04        11/01/2030                  6,600
     12,165   Statewide Communities Dev. Auth. (LIQ) (LOC -
                    Wells Fargo & Co.) (a)                           0.10        10/01/2036                 12,165
      4,000   Statewide Communities Dev. Auth.                       0.06         4/01/2038                  4,000
      6,050   Statewide Communities Dev. Auth. (LIQ) (a)             0.27        10/01/2020                  6,050
                                                                                                        ----------
                                                                                                           280,739
                                                                                                        ----------
              Total Variable-Rate Demand Notes (cost: $280,739)                                            280,739
                                                                                                        ----------

              FIXED-RATE INSTRUMENTS (7.5%)

              CALIFORNIA (7.5%)
     12,000   San Diego County Water Auth.                           0.07         8/04/2015                 12,000
     11,600   Statewide Communities Dev. Auth.                       0.14         7/08/2015                 11,600
                                                                                                        ----------
                                                                                                            23,600
                                                                                                        ----------
              Total Fixed-Rate Instruments(cost: $23,600)                                                   23,600
                                                                                                        ----------

              ADJUSTABLE-RATE NOTES (2.6%)

              CALIFORNIA (2.6%)
      8,000   Golden Empire Schools Financing Auth. (cost: $8,000)   0.27         5/01/2016                  8,000
                                                                                                        ----------

               TOTAL INVESTMENTS (COST: $312,339)                                                       $  312,339
                                                                                                        ==========

($ IN 000s)                                                          VALUATION HIERARCHY
                                                                     -------------------

                                                     (LEVEL 1)             (LEVEL 2)          (LEVEL 3)
                                                   QUOTED PRICES             OTHER           SIGNIFICANT
                                                     IN ACTIVE            SIGNIFICANT        UNOBSERVABLE
                                                      MARKETS              OBSERVABLE           INPUTS
                                                   FOR IDENTICAL             INPUTS
ASSETS                                                 ASSETS                                                            TOTAL
------------------------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                         $          --         $    280,739        $         --      $       280,739
Fixed-Rate Instruments                                        --               23,600                  --               23,600
Adjustable-Rate Notes                                         --                8,000                  --                8,000
------------------------------------------------------------------------------------------------------------------------------
Total                                              $          --         $    312,339        $         --      $       312,339
------------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

================================================================================

5  | USAA California Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments and put bonds which are valued based on methods discussed in Note 1A1 and variable-rate demand notes which are valued at amortized cost, provided that amortized cost represents the fair value of such securities.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $314,626,000 at June 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

 F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

disclosure. Management is currently evaluating the impact of these rules amendments. Initial compliance dates for the various amendments range from July 2015 to October 2016.


SPECIFIC NOTES

(a)   Restricted security that is not registered under the Securities
      Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

7  | USAA California Money Market Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NEW YORK BOND FUND
JUNE 30, 2015

                                                                      (Form N-Q)

48504-0815                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., National Public Finance Guarantee Corp., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Federal Housing Administration or the State of New York Mortgage Agency.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDC       Economic Development Corp.
ETM       Escrowed to final maturity
IDA       Industrial Development Authority/Agency
IDC       Industrial Development Corp.
MTA       Metropolitan Transportation Authority
PRE       Prerefunded to a date prior to maturity

================================================================================

1  | USAA New York Bond Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NEW YORK BOND FUND
June 30, 2015 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (93.6%)

              NEW YORK (88.8%)
$     1,000   Albany Capital Resource Corp. (PRE)                    6.00%       11/15/2025             $    1,230
        500   Albany IDA                                             5.00         7/01/2031                    512
      1,000   Albany IDA (PRE)                                       5.25        11/15/2032                  1,100
      1,000   Albany IDA (PRE)                                       5.25        11/15/2032                  1,100
        500   Buffalo and Erie County Industrial Land Dev. Corp.     6.00        10/01/2031                    584
      2,000   Buffalo and Erie County Industrial Land Dev. Corp.     5.00         7/01/2040                  2,129
        700   Build NYC Resource Corp.                               5.00         6/01/2040                    766
      1,500   Build NYC Resource Corp.                               5.00         8/01/2042                  1,594
      1,000   Build NYC Resource Corp.                               5.50         4/01/2043                  1,088
      1,000   Canton Capital Resource Corp. (INS)                    5.00         5/01/2040                  1,074
        750   Cattaraugus County IDA                                 5.10         5/01/2031                    762
      2,000   Chautauqua Tobacco Asset Securitization Corp.          5.00         6/01/2048                  1,910
      2,000   Dormitory Auth. (ETM)                                  5.30         2/15/2019                  2,190
      1,140   Dormitory Auth. (INS)                                  5.00         7/01/2021                  1,142
      1,500   Dormitory Auth. (NBGA)                                 5.00         7/01/2024                  1,534
      3,500   Dormitory Auth. (INS)                                  5.00         7/01/2025                  3,514
      2,000   Dormitory Auth.                                        5.00         7/01/2026                  2,233
      2,000   Dormitory Auth.                                        5.00         7/01/2026                  2,068
      1,000   Dormitory Auth.                                        5.00         7/01/2027                  1,099
      3,275   Dormitory Auth.                                        5.50         5/15/2030                  4,170
        500   Dormitory Auth. (INS)                                  5.00         7/01/2030                    533
      1,000   Dormitory Auth.                                        5.00         7/01/2031                  1,081
      3,000   Dormitory Auth. (NBGA) (PRE)                           4.90         8/15/2031                  3,017
      1,000   Dormitory Auth.                                        5.00         1/15/2032                  1,079
        500   Dormitory Auth. (INS)                                  5.63        11/01/2032                    591
      2,500   Dormitory Auth. (NBGA)                                 5.00         6/01/2033                  2,714
      2,500   Dormitory Auth. (INS)                                  5.00         7/01/2033                  2,732
      2,000   Dormitory Auth.                                        5.25         7/01/2033                  2,231
      1,300   Dormitory Auth.                                        5.75         7/01/2033                  1,454
      2,000   Dormitory Auth.                                        5.00         2/15/2034                  2,222
        500   Dormitory Auth.                                        5.00         7/01/2034                    550
      1,200   Dormitory Auth. (INS)                                  5.00         7/01/2034                  1,298
      3,000   Dormitory Auth. (NBGA)                                 4.70         2/15/2035                  3,026
      3,000   Dormitory Auth.                                        5.00         7/01/2035                  3,112
      1,000   Dormitory Auth.                                        5.25         7/01/2035                  1,061
      1,000   Dormitory Auth. (PRE)                                  5.00         7/01/2036                  1,084
      2,000   Dormitory Auth. (INS)                                  5.00         8/15/2036                  2,097
      1,950   Dormitory Auth. (NBGA)                                 4.75         2/15/2037                  2,037
        250   Dormitory Auth.                                        5.30         7/01/2037                    256
        500   Dormitory Auth.                                        5.00         5/01/2038                    533
      2,000   Dormitory Auth. (PRE)                                  5.00         7/01/2038                  2,229
        500   Dormitory Auth.                                        5.50         3/01/2039                    554
        500   Dormitory Auth.                                        5.00         5/01/2039                    540
      2,000   Dormitory Auth. (INS)                                  5.50         7/01/2040                  2,492
      1,000   Dormitory Auth.                                        5.50         7/01/2040                  1,134
      2,000   Dormitory Auth.                                        5.00         5/01/2041                  2,159
        250   Dormitory Auth.                                        5.00         7/01/2042                    261
      1,000   Dormitory Auth.                                        5.00         5/01/2043                  1,085

================================================================================

2  | USAA New York Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     1,000   Dormitory Auth.                                        5.75%        7/01/2043             $    1,091
      1,500   Dormitory Auth.                                        5.00         7/01/2044                  1,636
      1,000   Dutchess County IDA (INS)                              5.50         4/01/2030                  1,138
      1,250   Dutchess County Local Dev. Corp.                       5.75         7/01/2040                  1,405
      1,000   Dutchess County Local Dev. Corp.                       5.00         7/01/2044                  1,068
      1,000   Environmental Facilities Corp.                         4.50         6/15/2036                  1,014
        250   Erie County IDA                                        5.25         5/01/2032                    285
         70   Housing Finance Agency (INS)                           6.13        11/01/2020                     70
      1,500   Liberty Dev. Corp.                                     5.25        10/01/2035                  1,733
        560   Liberty Dev. Corp.                                     5.50        10/01/2037                    665
      1,000   Liberty Dev. Corp. (a)                                 5.00        11/15/2044                  1,008
      1,000   Long Island Power Auth.                                5.00         9/01/2035                  1,042
      2,000   Long Island Power Auth.                                5.00         5/01/2038                  2,169
      2,000   Long Island Power Auth.                                5.00         9/01/2044                  2,165
        500   Monroe County IDC                                      5.25        10/01/2031                    535
      1,000   Monroe County IDC                                      5.00        12/01/2037                  1,064
        500   Monroe County IDC (INS)                                5.00         1/15/2038                    546
      2,100   Monroe County IDC (NBGA)                               5.50         8/15/2040                  2,413
      3,000   MTA (INS)                                              4.75        11/15/2028                  3,044
      1,500   MTA                                                    5.25        11/15/2038                  1,696
      1,000   Nassau County                                          5.00         4/01/2038                  1,100
      1,000   Nassau County Local Economic Assistance Corp.          5.00         7/01/2037                  1,057
      2,000   New York City                                          5.25         8/15/2023                  2,238
      2,315   New York City                                          5.00         8/01/2026                  2,325
      1,885   New York City Health and Hospital Corp.                5.00         2/15/2025                  2,056
      1,600   New York City Housing Dev. Corp. (INS) (PRE)           5.00         7/01/2025                  1,600
      1,000   New York City Housing Dev. Corp.                       5.00        11/01/2042                  1,036
      1,000   New York City IDA (INS)                                5.00        10/01/2023                    984
      1,000   New York City IDA                                      5.00         9/01/2035                  1,003
      1,000   New York City IDA (INS)                                5.25        11/01/2037                  1,083
     17,090   New York City Municipal Water Finance Auth.            5.12 (b)     6/15/2020                 15,703
      2,000   New York City Municipal Water Finance Auth.            5.00         6/15/2039                  2,247
      3,000   New York City Transitional Finance Auth.               5.00         1/15/2034                  3,257
      1,000   New York City Transitional Finance Auth.               5.13         1/15/2034                  1,107
      1,250   New York City Transitional Finance Auth.               5.00         7/15/2043                  1,387
      2,000   New York City Trust for Cultural Resources             5.00        12/01/2039                  2,199
      1,000   New York City Trust for Cultural Resources             5.00         8/01/2043                  1,096
        825   Newburgh City                                          5.00         6/15/2023                    888
        870   Newburgh City                                          5.00         6/15/2024                    930
      1,000   Niagara Area Dev. Corp.                                4.00        11/01/2024                  1,013
        750   Niagara Tobacco Asset Securitization Corp.             5.25         5/15/2040                    822
      1,500   Onondaga Civic Dev. Corp.                              5.38         7/01/2040                  1,598
      1,000   Onondaga Civic Dev. Corp.                              5.00         7/01/2042                  1,046
      1,000   Onondaga County Trust for Cultural Resources           5.00        12/01/2036                  1,109
        600   Rockland County                                        5.00        12/15/2021                    662
      1,265   Rockland County                                        3.75        10/01/2025                  1,270
        675   Saratoga County IDA                                    5.25        12/01/2032                    718
      1,000   Seneca County IDA                                      5.00        10/01/2027                  1,064
      1,000   Southold Local Dev. Corp.                              5.00        12/01/2045                  1,038
      1,000   State                                                  5.00         2/15/2039                  1,116
      1,500   Suffolk County EDC                                     5.00         7/01/2028                  1,630
        250   Suffolk County EDC                                     5.00         7/01/2033                    271
      2,600   Suffolk County IDA                                     5.00        11/01/2028                  2,655
      1,125   Suffolk Tobacco Asset Securitization Corp.             5.38         6/01/2028                  1,092
      1,450   Suffolk Tobacco Asset Securitization Corp.             5.00         6/01/2032                  1,563
      1,000   Thruway Auth.                                          5.00         4/01/2028                  1,112
      1,000   Tompkins County Dev. Corp.                             5.50         7/01/2033                  1,113
      1,500   Tompkins County Dev. Corp.                             5.00         7/01/2044                  1,567
      1,500   Town of Hempstead IDA                                  4.50         7/01/2036                  1,526
      3,675   Triborough Bridge and Tunnel Auth.                     5.00        11/15/2029                  4,103
      3,000   Triborough Bridge and Tunnel Auth.                     5.00        11/15/2031                  3,296
      1,000   Triborough Bridge and Tunnel Auth.                     3.70 (b)    11/15/2032                    535
      2,000   Troy Capital Resource Corp.                            5.00         9/01/2030                  2,213

================================================================================

3  | USAA New York Bond Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
$     1,000   Upper Mohawk Valley Regional Water Finance
                    Auth. (INS)                                      4.25%        4/01/2036             $    1,004
      1,685   Urban Dev. Corp.                                       5.00         1/01/2029                  1,863
      2,000   Urban Dev. Corp.                                       5.00         3/15/2036                  2,218
      1,000   Warren and Washington Counties IDA (INS)               5.00        12/01/2027                  1,002
      1,000   Westchester County Health Care Corp.                   6.00        11/01/2030                  1,131
      1,500   Westchester County Local Dev. Corp.                    5.00         1/01/2034                  1,580
      1,000   Yonkers (INS)                                          5.00        10/01/2024                  1,142
        665   Yonkers (INS)                                          3.00         7/01/2025                    665
                                                                                                        ----------
                                                                                                           188,781
                                                                                                        ----------

              GUAM (2.9%)
        500   Government Business Privilege Tax                      5.00         1/01/2037                    540
      1,000   International Airport Auth. (INS)                      5.75        10/01/2043                  1,123
      1,000   Power Auth. (INS)                                      5.00        10/01/2030                  1,140
        500   Power Auth. (INS)                                      5.00        10/01/2039                    563
      1,000   Waterworks Auth.                                       5.00         7/01/2029                  1,108
        500   Waterworks Auth.                                       5.00         7/01/2035                    546
      1,000   Waterworks Auth.                                       5.50         7/01/2043                  1,124
                                                                                                        ----------
                                                                                                             6,144
                                                                                                        ----------

              PUERTO RICO (0.5%)
      1,390   Industrial, Tourist, Educational, Medical and
                    Environmental Control Facilities Financing
                    Auth.                                            5.13         4/01/2032                  1,143
                                                                                                        ----------

              U.S. VIRGIN ISLANDS (1.4%)
      2,000   Public Finance Auth.                                   5.00        10/01/2032                  2,159
        750   Water and Power Auth.                                  5.00         7/01/2018                    793
                                                                                                        ----------
                                                                                                             2,952
                                                                                                        ----------
              Total Fixed-Rate Instruments (cost: $186,211)                                                199,020
                                                                                                        ----------

              VARIABLE-RATE DEMAND NOTES (2.4%)

              NEW YORK (2.4%)
      1,000   Albany IDA (LOC - RBS Citizens, N.A.)                  0.34         7/01/2016                  1,000
      1,730   Albany IDA (LOC - RBS Citizens, N.A.)                  0.30         5/01/2035                  1,730
      1,000   East Rochester Housing Auth. (LOC - RBS
                    Citizens, N.A.)                                  0.34        12/01/2036                  1,000
      1,325   Monroe County IDA (LOC - RBS Citizens, N.A.)           0.34         7/01/2027                  1,325
                                                                                                        ----------
                                                                                                             5,055
                                                                                                        ----------
              Total Variable-Rate Demand Notes (cost: $5,055)                                                5,055
                                                                                                        ----------

UNITS
------------------------------------------------------------------------------------------------------------------
              LIQUIDATING TRUST (0.3%)
        200   Center for Medical Science, Inc., acquired 11/20/2012; cost $499*(c),(d)                         570
                                                                                                        ----------
              Total Liquidating Trust (cost: $499)                                                             570
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $191,765)                                                        $  204,645
                                                                                                        ==========

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                                          VALUATION HIERARCHY
                                                                     -------------------

                                                     (LEVEL 1)            (LEVEL 2)           (LEVEL 3)
                                                   QUOTED PRICES            OTHER            SIGNIFICANT
                                                     IN ACTIVE           SIGNIFICANT         UNOBSERVABLE
                                                      MARKETS             OBSERVABLE            INPUTS
                                                    FOR IDENTICAL           INPUTS
ASSETS                                                 ASSETS                                                            TOTAL
------------------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                             $           --        $     199,020       $        --      $        199,020
Variable-Rate Demand Notes                                     --                5,055                --                 5,055
Liquidating Trust                                              --                  570                --                   570
------------------------------------------------------------------------------------------------------------------------------
Total                                              $           --        $     204,645       $        --      $        204,645
------------------------------------------------------------------------------------------------------------------------------

For the period of April 1, 2015, through June 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA New York Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

6  | USAA New York Bond Fund

================================================================================

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that securities for which price quotations or valuations are not readily available, or are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments and a liquidating trust which are valued based on methods discussed in Note A1 and variable-rate demand notes which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

7  | USAA New York Bond Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2015, were $13,691,000 and $811,000, respectively, resulting in net unrealized appreciation of $12,880,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $212,555,000 at June 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2015, was $570,000, which represented 0.3% of the Fund's net assets.
(d) Restricted security that is not registered under the Securities Act of 1933.
*     Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  8

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2015

                                                                      (Form N-Q)

48505-0815                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Deutsche Bank A.G. or Citibank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CSD       Central School District
IDA       Industrial Development Authority/Agency

================================================================================

1  | USAA New York Money Market Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
June 30, 2015 (unaudited)

PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (89.6%)

              NEW YORK (89.6%)
$     1,320   Albany IDA (LOC - RBS Citizens, N.A.)                  0.30%        5/01/2035             $    1,320
      6,170   Build New York City Resource Corp. (LOC - TD
                    Bank, N.A.)                                      0.11        12/01/2045                  6,170
      1,015   Erie County IDA (LOC - Fifth Third Bank)               0.41        10/01/2026                  1,015

      3,600   Housing Finance Agency (LOC - Landesbank
                    Hessen-Thuringen)                                0.08        11/01/2037                  3,600
      4,000   Housing Finance Agency (LOC - Landesbank
                    Hessen-Thuringen)                                0.07         5/01/2042                  4,000
      6,000   Hudson Yards Infrastructure Corp. (LIQ) (LOC -
                    Deutsche Bank A.G.) (a)                          0.27         2/15/2047                  6,000
      7,950   Long Island Power Auth. (LOC - Bayerische
                    Landesbank)                                      0.04         5/01/2033                  7,950
      2,745   Monroe County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                               0.12        12/01/2034                  2,745
      6,100   New York City (LOC - Sumitomo Mitsui Banking
                    Corp.)                                           0.07         9/01/2035                  6,100
      2,600   New York City (LOC - Manufacturers & Traders
                    Trust Co.)                                       0.11        12/01/2040                  2,600
        825   New York City IDA (LOC - TD Bank, N.A.)                0.17        12/01/2027                    825
      3,765   New York City IDA (LOC - JPMorgan Chase
                    Bank, N.A.)                                      0.10        12/01/2034                  3,765
        925   New York City IDA (LOC - Santander Bank, N.A.)         0.34         5/01/2036                    925
      1,930   New York City IDA (LOC - Key Bank, N.A.)               0.15         7/01/2037                  1,930
      3,980   New York City IDA (LOC - Key Bank, N.A.)               0.15         7/01/2038                  3,980
      3,200   New York City Transitional Finance Auth. (LIQ) (a)     0.07        11/01/2030                  3,200
      4,000   Oneida County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                               0.12         6/01/2030                  4,000
      1,500   Ontario County IDA (LOC - Royal Bank of
                    Scotland N.V.)                                   0.40         3/01/2028                  1,500
      1,955   Ontario County IDA (LOC - Key Bank, N.A.)              0.13         7/01/2030                  1,955
      2,765   Ramapo Housing Auth. (LOC - Manufacturers &
                    Traders Trust Co.)                               0.17        12/01/2029                  2,765
      6,075   Tompkins County IDA (LOC - Bank of America, N.A.)      0.18         2/01/2037                  6,075
      6,000   Triborough Bridge and Tunnel Auth. (LOC -
                    State Street Bank and Trust Co.)                 0.06         1/01/2032                  6,000
      1,235   Westchester County IDA (LOC - JPMorgan
                    Chase Bank, N.A.)                                0.07        10/01/2028                  1,235
                                                                                                        ----------
                                                                                                            79,655
                                                                                                        ----------
              Total Variable-Rate Demand Notes (cost: $79,655)                                              79,655
                                                                                                        ----------

================================================================================

2  | USAA New York Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)         SECURITY                                               RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (10.4%)

              NEW YORK (10.4%)
$     2,000   Copiague Union Free School District                    2.00%        6/21/2016             $    2,026
      2,000   Potsdam CSD                                            1.50         6/24/2016                  2,015
      1,502   Springville-Griffith Institute CSD                     1.00        10/08/2015                  1,504
      1,685   Tonawanda City School District                         1.00         9/03/2015                  1,686
      2,020   Williamson CSD                                         1.00         7/15/2015                  2,020
                                                                                                        ----------
                                                                                                             9,251
                                                                                                        ----------
              Total Fixed-Rate Instruments(cost: $9,251)                                                     9,251
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $88,906)                                                         $   88,906
                                                                                                        ==========

($ IN 000s)                                                          VALUATION HIERARCHY
                                                                     -------------------

                                                     (LEVEL 1)            (LEVEL 2)           (LEVEL 3)
                                                   QUOTED PRICES            OTHER            SIGNIFICANT
                                                     IN ACTIVE           SIGNIFICANT         UNOBSERVABLE
                                                       MARKETS            OBSERVABLE            INPUTS
                                                    FOR IDENTICAL           INPUTS
ASSETS                                                 ASSETS                                                            TOTAL
------------------------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                         $           --        $      79,655       $        --      $         79,655
Fixed-Rate Instruments                                         --                9,251                --                 9,251
------------------------------------------------------------------------------------------------------------------------------
Total                                              $           --        $      88,906       $        --      $         88,906
------------------------------------------------------------------------------------------------------------------------------

================================================================================

3  | USAA New York Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA New York Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

================================================================================

4  | USAA New York Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $88,866,000 at June 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rules amendments. Initial compliance dates for the various amendments range from July 2015 to October 2016.

================================================================================

5  | USAA New York Money Market Fund

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                          Notes to Portfolio of Investments |  6

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2015

                                                                      (Form N-Q)

48499-0815                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to VRDN's in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., or JPMorgan Chase Bank, N.A.

================================================================================

1  | USAA Tax Exempt Money Market Fund

================================================================================

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Minnesota General Obligation, Montana Board of Investments Intercap Program, or National Rural Utility Corp.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ABAG     Association of Bay Area Governments
CSD      Central School District
EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
PRE      Prerefunded to a date prior to maturity
SPEAR    Short Puttable Exempt Adjustable Receipts
USD      Unified School District

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
June 30, 2015 (unaudited)

PRINCIPAL
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (68.9%)

              ALABAMA (3.6%)
$    10,000   Chatom IDB (NBGA) (a)                                 0.23%       8/01/2041    $     10,000
     10,000   Columbia IDB                                          0.10       12/01/2037          10,000
      6,550   Eutaw IDB                                             0.25       12/01/2020           6,550
      1,325   Huntsville Educational Building Auth. (LOC -
                  Branch Banking & Trust Co.)                       0.10       12/01/2022           1,325
     25,000   Mobile County IDA (LOC - Swedbank AB)                 0.10        7/01/2040          25,000
     10,000   Tuscaloosa County IDA (LOC - Bank of Nova
                  Scotia)                                           0.07        4/01/2028          10,000
     32,500   Tuscaloosa County Port Auth. (LOC - PNC
                  Bank, N.A.)                                       0.11       12/01/2031          32,500
                                                                                             ------------
                                                                                                   95,375
                                                                                             ------------
              ARKANSAS (0.2%)
      5,175   Texarkana (LOC - PNC Bank, N.A.)                      0.22        3/01/2021           5,175
                                                                                             ------------
              CALIFORNIA (5.2%)
      9,310   ABAG Finance Auth. for Nonprofit Corps. (LOC -
                  KBC Bank N.V.)                                    0.34        5/15/2035           9,310
      6,020   Anaheim Public Financing Auth. (LIQ) (LOC -
                  Deutsche Bank A.G.) (b)                           0.27        9/01/2030           6,020
     13,910   Golden State Tobacco Securitization Corp. (LIQ)
                  (LOC - Deutsche Bank A.G.) (b)                    0.16        6/01/2027          13,910
     29,715   Grossmont Healthcare District (LIQ) (LOC -
                  Deutsche Bank A.G.) (b)                           0.17        7/15/2033          29,715
      2,700   Manteca USD (LIQ) (LOC - Deutsche Bank
                  A.G.) (b)                                         0.17        8/01/2035           2,700
     14,055   Sacramento City Financing Auth. (LIQ) (LOC -
                  Deutsche Bank A.G.) (b)                           0.18       12/01/2033          14,055
     19,890   San Jose USD (LIQ) (LOC - Deutsche Bank
                  A.G.) (b)                                         0.16        6/01/2031          19,890
     14,200   SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (b)            0.18        8/01/2031          14,200
     23,516   SPEAR (LIQ) (LOC - Deutsche Bank A.G.) (b)            0.37        8/01/2047          23,516
      3,125   Ukiah USD (LIQ) (LOC - Deutsche Bank A.G.) (b)        0.16        8/01/2030           3,125
                                                                                             ------------
                                                                                                  136,441
                                                                                             ------------
              COLORADO (1.6%)
     17,500   Catholic Health Initiative (LIQ) (b)                  0.29       10/01/2041          17,500
      6,495   Health Facilities Auth. (LIQ) (b)                     0.27        3/01/2016           6,495
      5,000   Health Facilities Auth. (LIQ) (b)                     0.27        2/01/2019           5,000
     13,015   Health Facilities Auth. (LIQ) (b)                     0.27       10/01/2034          13,015
                                                                                             ------------
                                                                                                   42,010
                                                                                             ------------
              CONNECTICUT (0.2%)
      5,000   Health and Educational Facilities Auth. (LOC -
                  Bank of America, N.A.)                            0.12        7/01/2030           5,000
                                                                                             ------------

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3  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              DISTRICT OF COLUMBIA (0.5%)
$     2,400   District of Columbia (LOC - Bank of
                  America, N.A.)                                    0.20%       7/01/2022    $      2,400
     11,480   Metropolitan Washington Airports Auth. (LOC -
                  TD Bank, N.A.)                                    0.06       10/01/2039          11,480
                                                                                             ------------
                                                                                                   13,880
                                                                                             ------------
              FLORIDA (1.3%)
      1,200   Jackson County                                        0.07        7/01/2022           1,200
      2,855   Lee County IDA (LOC - Fifth Third Bank)               0.16        6/01/2025           2,855
      8,825   Seminole County IDA (LOC - Fifth Third Bank)          0.14       12/01/2037           8,825
     12,010   St. Lucie County                                      0.05        9/01/2028          12,010
      9,005   UCF Health Facilities Corp. (LOC -
                  Fifth Third Bank)                                 0.14        7/01/2037           9,005
                                                                                             ------------
                                                                                                   33,895
                                                                                             ------------
              GEORGIA (1.5%)
      3,000   Appling County Dev. Auth. (a)                         0.06        9/01/2041           3,000
     13,000   Bartow County Dev. Auth.                              0.12       12/01/2032          13,000
     13,000   Burke County Dev. Auth.                               0.04        7/01/2049          13,000
      2,250   Cobb County Dev. Auth. (LOC - Federal Home
                  Loan Bank of Atlanta)                             0.10        2/01/2030           2,250
      1,500   Floyd County Dev. Auth. (LOC - PNC Bank, N.A.)        0.12        4/01/2017           1,500
      7,200   Monroe County Dev. Auth.                              0.09        7/01/2049           7,200
                                                                                             ------------
                                                                                                   39,950
                                                                                             ------------
              ILLINOIS (9.2%)
      4,200   Dev. Finance Auth.                                    0.12        1/01/2016           4,200
     19,900   Dev. Finance Auth. (LOC - JPMorgan Chase
                  Bank, N.A.)                                       0.10       10/01/2029          19,900
      7,800   Dev. Finance Auth. (LOC - JPMorgan Chase
                  Bank, N.A.)                                       0.08        9/01/2031           7,800
      3,080   Dev. Finance Auth. (LOC - Bank of America, N.A.)      0.13        9/01/2032           3,080
     19,500   Dev. Finance Auth. (LOC - JPMorgan Chase
                  Bank, N.A.) (LOC - Northern Trust Co.)            0.07       12/01/2033          19,500
      1,645   Educational Facilities Auth. (LOC -
                  Fifth Third Bank)                                 0.14        7/01/2024           1,645
     18,490   Educational Facilities Auth. (LOC - FirstMerit
                  Bank, N.A.)                                       0.18       10/01/2032          18,490
     25,120   Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)       0.07       11/15/2029          25,120
      2,695   Finance Auth. (LOC - Fifth Third Bank)                0.27        3/01/2031           2,695
     15,315   Finance Auth. (LOC - FirstMerit Bank, N.A.)           0.18       10/01/2033          15,315
     11,290   Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)       0.07        5/01/2038          11,290
     14,800   Finance Auth. (LOC - Fifth Third Bank)                0.11        6/01/2038          14,800
      2,595   McHenry County (LIQ) (LOC - Deutsche
                  Bank A.G.) (b)                                    0.22        1/15/2026           2,595
     14,125   Metropolitan Pier and Exposition Auth. (LIQ)
                  (LOC - Deutsche Bank A.G.) (b)                    0.17        6/15/2034          14,125
     24,760   Metropolitan Pier and Exposition Auth. (LIQ)
                  (LOC - Deutsche Bank A.G.) (b)                    0.17       12/15/2039          24,760
     31,420   Rush Univ. Medical Center (LIQ) (LOC -
                  Deutsche Bank A.G.) (b)                           0.27       11/01/2039          31,420
      4,249   Springfield Airport Auth.                             0.60       10/15/2016           4,249
     20,110   Village of Morton Grove (LOC - Bank of
                  America, N.A.)                                    0.09       12/01/2041          20,110
                                                                                             ------------
                                                                                                  241,094
                                                                                             ------------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              INDIANA (1.0%)
$     5,860   Berne (LOC - Federal Home Loan Bank of
                  Indianapolis)                                     0.12%      10/01/2033    $      5,860
      3,425   Dearborn County EDA (LOC - Fifth Third Bank)          0.16        4/01/2036           3,425
      4,210   Evansville (LOC - Fifth Third Bank)                   0.14        1/01/2025           4,210
      9,620   Finance Auth. (LOC - Federal Home Loan Bank
                  of Indianapolis)                                  0.11        7/01/2029           9,620
      1,220   Finance Auth. (LOC - Fifth Third Bank)                0.16        9/01/2031           1,220
      2,530   Finance Auth. (LOC - PNC Bank, N.A.)                  0.12        6/01/2037           2,530
                                                                                             ------------
                                                                                                   26,865
                                                                                             ------------
              IOWA (7.8%)
      6,850   Chillicothe                                           0.12        1/01/2023           6,850
     12,750   Council Bluffs                                        0.12        1/01/2025          12,750
     10,000   Finance Auth                                          0.09        6/01/2039          10,000
     29,000   Finance Auth.                                         0.10        6/01/2036          29,000
     32,000   Finance Auth.                                         0.10        9/01/2036          32,000
     30,000   Finance Auth. (LOC - U.S. Bank, N.A.)                 0.12       12/01/2042          30,000
      2,100   Higher Educational Loan Auth. (LOC - Fifth
                  Third Bank)                                       0.05        5/01/2029           2,100
      7,900   Higher Educational Loan Auth. (LOC - Fifth
                  Third Bank)                                       0.05        4/01/2035           7,900
     29,500   Louisa County                                         0.07        9/01/2016          29,500
      3,900   Louisa County                                         0.07        3/01/2017           3,900
     34,900   Louisa County                                         0.07       10/01/2024          34,900
        280   Sheldon                                               0.37       11/01/2015             280
      5,500   Urbandale (LOC - Wells Fargo Bank, N.A.)              0.08       11/01/2020           5,500
                                                                                             ------------
                                                                                                  204,680
                                                                                             ------------
              KENTUCKY (0.5%)
      9,550   Georgetown (LOC - Fifth Third Bank)                   0.14       11/15/2029           9,550
        330   Lexington-Fayette Urban County (LOC -
                  JPMorgan Chase Bank, N.A.)                        0.47        7/01/2021             330
      2,670   Lexington-Fayette Urban County (LOC - Federal
                  Home Loan Bank of Cincinnati)                     0.32       12/01/2027           2,670
                                                                                             ------------
                                                                                                   12,550
                                                                                             ------------
              LOUISIANA (2.1%)
        400   Environmental Facilities and Community Dev.
                  Auth. (LOC - Federal Home Loan Bank of
                  Dallas)                                           0.10        4/01/2018             400
      1,625   Hammond Area Economic and Industrial Dev.
                  District (LOC - Federal Home Loan Bank
                  of Dallas)                                        0.10        3/01/2033           1,625
      7,070   New Orleans (LOC - Capital One, N.A.)                 0.30        8/01/2024           7,070
      1,100   Public Facilities Auth.                               0.09        8/01/2017           1,100
      1,465   Public Facilities Auth. (LOC - Capital One, N.A.)     0.32        7/01/2023           1,465
        385   Public Facilities Auth. (LOC - Capital One, N.A.)     0.34        7/01/2023             385
        240   Public Facilities Auth. (LOC - Capital One, N.A.)     0.34        7/01/2023             240
        265   Public Facilities Auth. (LOC - Capital One, N.A.)     0.34        7/01/2027             265
     25,000   St. James Parish (LOC - Natixis S.A.)                 0.22       11/01/2039          25,000
     12,000   St. James Parish                                      0.36       11/01/2040          12,000
      6,640   St. Tammany Parish Dev. District (LOC -
                  Federal Home Loan Bank of Dallas)                 0.10        3/01/2033           6,640
                                                                                             ------------
                                                                                                   56,190
                                                                                             ------------
              MARYLAND (0.9%)
     13,105   Health and Higher Educational Facilities Auth.
                  (LOC - SunTrust Bank)                             0.13        7/01/2032          13,105

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5  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$     9,980   Williamsport (LOC - Manufacturers & Traders
                  Trust Co.)                                        0.12%      11/01/2037    $      9,980
                                                                                             ------------
                                                                                                   23,085
                                                                                             ------------
              MICHIGAN (1.5%)
      7,500   Finance Auth. (LOC - Fifth Third Bank)                0.17       12/01/2032           7,500
      1,950   Finance Auth. (LOC - Fifth Third Bank)                0.17       12/01/2032           1,950
      5,425   Higher Educational Facilities Auth. (LOC -
                  Comerica Bank, N.A.)                              0.06       11/01/2036           5,425
      6,580   Hospital Finance Auth. (LOC - Fifth Third Bank)       0.15        6/01/2035           6,580
      2,315   Kent Hospital Finance Auth. (LOC -
                  Fifth Third Bank)                                 0.14       10/01/2041           2,315
     10,000   Oakland County EDC (LOC - Fifth Third Bank)           0.16        3/01/2029          10,000
      3,075   Strategic Fund (LOC - Fifth Third Bank)               0.17       10/01/2015           3,075
      1,025   Strategic Fund (LOC - Fifth Third Bank)               0.16       10/01/2027           1,025
      2,390   Strategic Fund (LOC - Fifth Third Bank)               0.16        4/01/2035           2,390
                                                                                             ------------
                                                                                                   40,260
                                                                                             ------------
              MINNESOTA (0.4%)
      2,265   Canby Community Hospital District No.1                0.30       11/01/2026           2,265
      4,590   New Ulm (LOC - Federal Home Loan Bank of Chicago)     0.10       10/01/2040           4,590
      4,675   Rochester (LOC - Royal Bank of Scotland N.V.)         0.40        4/01/2022           4,675
                                                                                             ------------
                                                                                                   11,530
                                                                                             ------------
              MISSISSIPPI (0.5%)
      4,680   Business Finance Corp. (LOC - Federal Home
                  Loan Bank of Dallas)                              0.10        3/01/2033           4,680
      8,490   Business Finance Corp. (LOC - PNC Bank, N.A.)         0.11       12/01/2036           8,490
                                                                                             ------------
                                                                                                   13,170
                                                                                             ------------
              MISSOURI (0.9%)
      1,050   Health and Educational Facilities Auth. (LOC -
                  Fifth Third Bank)                                 0.16       11/01/2020           1,050
      8,150   Health and Educational Facilities Auth. (LOC -
                  Commerce Bank, N.A.)                              0.05       11/01/2032           8,150
      8,400   Jackson County IDA (LOC - Commerce Bank, N.A.)        0.12        7/01/2025           8,400
      3,435   St. Louis County IDA (LOC - U.S. Bank, N.A.)          0.09        6/15/2024           3,435
      1,330   St. Louis County IDA (LOC - Fifth Third Bank)         0.10        9/01/2038           1,330
                                                                                             ------------
                                                                                                   22,365
                                                                                             ------------
              NEBRASKA (0.4%)
     10,000   Washington County                                     0.10       12/01/2040          10,000
                                                                                             ------------
              NEW HAMPSHIRE (0.8%)
     10,000   Business Finance (LOC - Landesbank Hessen-
                  Thuringen)                                        0.13        9/01/2030          10,000
      4,540   Health and Education Facilities Auth. (LOC -
                  RBS Citizens, N.A.)                               0.20        7/01/2037           4,540
      6,530   Health and Education Facilities Auth. (LOC -
                  RBS Citizens, N.A.)                               0.20        7/01/2038           6,530
                                                                                             ------------
                                                                                                   21,070
                                                                                             ------------
              NEW JERSEY (0.1%)
      3,715   EDA (LOC - Bank of America, N.A.)                     0.14       11/01/2027           3,715
                                                                                             ------------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              NEW MEXICO (0.2%)
$     5,000   Hospital Equipment Loan Council (LOC - Fifth
                  Third Bank)                                       0.18%       7/01/2025    $      5,000
                                                                                             ------------
              NEW YORK (7.4%)
      4,140   Albany IDA (LOC - RBS Citizens, N.A.)                 0.30        5/01/2035           4,140
      9,555   Albany IDA (LOC - Key Bank, N.A.)                     0.13        7/01/2035           9,555
     16,410   Amherst IDA (LOC - Manufacturers & Traders
                  Trust Co.) (a)                                    0.12       10/01/2031          16,410
      2,540   Chautauqua County IDA (LOC - RBS Citizens, N.A.)      0.20        8/01/2027           2,540
      4,115   Clinton County IDA (LOC - Key Bank, N.A.)             0.13        7/01/2017           4,115
     10,075   Clinton County IDA (LOC - Key Bank, N.A.)             0.13        7/01/2042          10,075
      2,420   Erie County IDA (LOC - Key Bank, N.A.)                0.18        6/01/2022           2,420
      4,560   Erie County IDA (LOC - Key Bank, N.A.)                0.18        3/01/2024           4,560
      2,305   Guilderland IDA (LOC - Key Bank, N.A.)                0.18        7/01/2032           2,305
     10,000   Housing Finance Agency (LOC - Landesbank
                  Hessen-Thuringen)                                 0.04        5/01/2042          10,000
      5,200   Housing Finance Agency (LOC - Landesbank
                  Hessen-Thuringen)                                 0.07        5/01/2042           5,200
     19,000   Hudson Yards Infrastructure Corp. (LIQ) (LOC -
                  Deutsche Bank A.G.) (b)                           0.27        2/15/2047          19,000
      1,800   Long Island Power Auth. (LOC - Bayerische
                  Landesbank)                                       0.04        5/01/2033           1,800
      1,230   Monroe County IDA (LOC - Key Bank, N.A.)              0.18        8/01/2018           1,230
      5,800   New York City (LIQ) (b)                               0.07        8/01/2020           5,800
      3,900   New York City (LOC - Sumitomo Mitsui
                  Banking Corp.)                                    0.07        9/01/2035           3,900
      4,900   New York City (LOC - Manufacturers & Traders
                  Trust Co.)                                        0.11       12/01/2040           4,900
      6,160   New York City IDA (LOC - Key Bank, N.A.)              0.15        7/01/2037           6,160
      6,240   New York City IDA (LOC - Key Bank, N.A.)              0.15        7/01/2038           6,240
      1,300   New York City Transitional Finance Auth. (LIQ)(b)     0.07       11/01/2030           1,300
      1,270   Niagara County IDA (LOC - Key Bank, N.A.)             0.18        9/01/2021           1,270
      4,200   Oneida County IDA (LOC - Manufacturers &
                  Traders Trust Co.)                                0.12        6/01/2030           4,200
      4,390   Oneida County IDA (LOC - RBS Citizens, N.A.)          0.32        7/01/2037           4,390
      7,400   Onondaga County IDA (LOC - Manufacturers &
                  Traders Trust Co.)                                0.12       12/01/2031           7,400
      3,685   Ontario County IDA (LOC - Royal Bank of
                  Scotland N.V.)                                    0.40        3/01/2028           3,685
      8,245   Ontario County IDA (LOC - Key Bank, N.A.)             0.13        7/01/2030           8,245
      8,360   Ramapo Housing Auth. (LOC - Manufacturers &
                  Traders Trust Co.)                                0.17       12/01/2029           8,360
      7,500   Rensselaer County IDA (LOC - RBS Citizens, N.A.)      0.26       10/30/2035           7,500
      2,835   Seneca County IDA (LOC - Key Bank, N.A.)              0.18        4/01/2020           2,835
      2,215   St. Lawrence County (LOC - RBS Citizens, N.A.)        0.39        7/01/2037           2,215
      6,600   State Housing Finance Agency (LOC -
                  Landesbank Hessen-Thuringen)                      0.08       11/01/2037           6,600
        600   State Housing Finance Agency (LOC -
                  Landesbank Hessen-Thuringen)                      0.07        5/01/2042             600
      3,985   Syracuse IDA (LOC - Key Bank, N.A.)                   0.18        1/01/2033           3,985
      6,405   Tompkins County IDA (LOC - Bank of America, N.A.)     0.18        2/01/2037           6,405
      5,060   Wayne County IDA (LOC - Royal Bank of
                  Scotland N.V.)                                    0.40        6/01/2017           5,060
                                                                                             ------------
                                                                                                  194,400
                                                                                             ------------

================================================================================

7  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              OHIO (4.7%)
$     3,215   Akron Metropolitan Housing Auth. (LOC -
                  FirstMerit Bank, N.A.)                            0.16%       4/01/2018    $      3,215
     40,000   Buckeye Tobacco Settlement Finance Auth.
                  (LIQ) (LOC - Deutsche Bank A.G.) (b)              0.37        6/01/2024          40,000
     14,595   Butler County (LOC - Fifth Third Bank)                0.14        5/15/2036          14,595
      1,300   Cadiz Health Care Facilities Auth. (LOC - PNC
                  Bank, N.A.)                                       0.32        1/01/2033           1,300
      3,400   Cincinnati and Hamilton County (LOC - Fifth
                  Third Bank)                                       0.10        9/01/2025           3,400
      1,080   Clermont County (LOC - Fifth Third Bank)              0.16        8/01/2022           1,080
      3,080   Cuyahoga County (LOC - Fifth Third Bank)              0.18        8/01/2032           3,080
      7,610   Delaware County (LOC - Fifth Third Bank)              0.16       10/01/2033           7,610
      4,800   Hamilton County (LOC - Fifth Third Bank)              0.14       12/01/2024           4,800
     12,000   Hamilton County (LOC - Fifth Third Bank)              0.16       12/01/2026          12,000
      4,180   Higher Educational Facilities (LOC - Fifth Third
                  Bank)                                             0.15        9/01/2036           4,180
      1,845   Highland County (LOC - Fifth Third Bank)              0.16        8/01/2024           1,845
     10,810   Pike County Health Care Facilities (LOC - Bank
                  of America, N.A.)                                 0.11       11/01/2033          10,810
      2,220   Pike County Health Care Facilities (LOC - Bank
                  of America, N.A.)                                 0.11       11/01/2033           2,220
      2,040   Summit County (LOC - Fifth Third Bank)                0.17       12/01/2029           2,040
      9,070   Summit County Port Auth. (LOC - Fifth Third
                  Bank)                                             0.12        8/01/2030           9,070
      2,185   Wayne County (LOC - Fifth Third Bank)                 0.25        9/01/2021           2,185
                                                                                             ------------
                                                                                                  123,430
                                                                                             ------------
              OKLAHOMA (3.6%)
      6,795   Edmond EDA (LOC - Bank of Oklahoma, N.A.)             0.14        6/01/2031           6,795
      8,700   Garfield County Industrial Auth.                      0.11        1/01/2025           8,700
     32,400   Muskogee Industrial Trust                             0.13        1/01/2025          32,400
     36,000   Muskogee Industrial Trust                             0.11        6/01/2027          36,000
      9,350   Tulsa Industrial Auth. (LOC - Bank of
                  Oklahoma, N.A.)                                   0.28       11/01/2026           9,350
                                                                                             ------------
                                                                                                   93,245
                                                                                             ------------
              OREGON (0.2%)
      6,435   Facilities Auth. (LOC - Bank of the West)             0.12       10/01/2037           6,435
                                                                                             ------------
              PENNSYLVANIA (1.5%)
      5,250   Chartiers Valley Industrial and Commercial Dev.
                  Auth.                                             1.10       11/15/2017           5,250
      7,000   Delaware Valley Regional Finance Auth. (LOC -
                  Bayerische Landesbank)                            0.26        6/01/2042           7,000
      8,965   Derry Township Industrial and Commercial Dev.
                  Auth. (LOC - PNC Bank, N.A.)                      0.08       11/01/2030           8,965
     18,060   Saint Mary Hospital Finance Auth.                     0.17        5/01/2044          18,060
                                                                                             ------------
                                                                                                   39,275
                                                                                             ------------
              SOUTH CAROLINA (0.4%)
      4,100   EDA (LOC - Fifth Third Bank)                          0.16        2/01/2028           4,100
      6,060   Public Service Auth. (LIQ) (b)                        0.19        6/01/2037           6,060
                                                                                             ------------
                                                                                                   10,160
                                                                                             ------------
              SOUTH DAKOTA (0.6%)
      5,975   Health and Educational Facilities Auth.               0.37       11/01/2020           5,975
      2,895   Health and Educational Facilities Auth.               0.37       11/01/2025           2,895

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$     6,025   Health and Educational Facilities Auth.               0.37%      11/01/2027    $      6,025
                                                                                             ------------
                                                                                                   14,895
                                                                                             ------------
              TENNESSEE (1.0%)
      9,840   Chattanooga Health and Educational Facilities
                  Board                                             0.17        5/01/2039           9,840
      7,300   Hendersonville IDB (LOC - Fifth Third Bank)           0.16        5/01/2036           7,300
      1,430   Metropolitan Government of Nashville and
                  Davidson County (LOC - Fifth Third Bank)          0.16        3/01/2023           1,430
      5,560   Metropolitan Government of Nashville and
                  Davidson County (LOC - Fifth Third Bank)          0.14       12/01/2024           5,560
      2,200   Williamson County IDB (LOC - Fifth Third Bank)        0.16       12/01/2027           2,200
                                                                                             ------------
                                                                                                   26,330
                                                                                             ------------
              TEXAS (2.6%)
     13,300   Atascosa County IDC (NBGA)                            0.10        6/30/2020          13,300
      3,235   Houston (LIQ) (LOC - Deutsche Bank A.G.) (b)          0.20       12/01/2028           3,235
     15,000   Port Arthur                                           0.08       12/01/2040          15,000
     25,000   Port Arthur                                           0.08        6/01/2041          25,000
     12,000   Port of Port Arthur Navigation District               0.21       12/01/2039          12,000
                                                                                             ------------
                                                                                                   68,535
                                                                                             ------------
              VIRGINIA (2.6%)
      2,640   Alexandria IDA (LOC - PNC Bank, N.A.)                 0.09        6/01/2025           2,640
      5,000   Alexandria IDA (LOC - Branch Banking & Trust
                  Co.)                                              0.08       10/01/2035           5,000
      2,000   College Building Auth. (LIQ) (b)                      0.08        2/01/2021           2,000
      3,295   Greene County EDA (LOC - Branch Banking &
                  Trust Co.)                                        0.08        6/01/2026           3,295
      2,200   Hampton Roads Sanitation District (a)                 0.05       11/01/2041           2,200
      3,510   Hanover County EDA (LOC - U.S. Bank, N.A.)            0.06       11/01/2025           3,510
      2,400   Hanover County EDA (LOC - Bank of New York
                  Mellon)                                           0.07       11/01/2025           2,400
      3,975   Harrisonburg IDA (LOC - Branch Banking &
                  Trust Co.)                                        0.06        4/01/2036           3,975
      4,615   Lexington IDA                                         0.07        1/01/2035           4,615
      6,500   Loudoun County IDA                                    0.04        2/15/2038           6,500
      2,000   Lynchburg IDA (LOC - Federal Home Loan Bank
                  of Atlanta)                                       0.07        1/01/2028           2,000
      5,200   Madison County IDA (LOC - SunTrust Bank)              0.09       10/01/2037           5,200
      1,900   Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)         0.03        7/01/2016           1,900
      6,070   Small Business Financing Auth. (LOC - Bank of
                  America, N.A.)                                    0.05        7/01/2030           6,070
     15,610   Stafford County IDA (LOC - Bank of America,
                  N.A.)                                             0.10        8/01/2028          15,610
      2,415   Univ. of Virginia (LIQ) (b)                           0.04        6/01/2032           2,415
                                                                                             ------------
                                                                                                   69,330
                                                                                             ------------
              WASHINGTON (1.3%)
      7,500   Catholic Health Initiative (LIQ) (b)                  0.27        2/01/2019           7,500
     11,245   Health Care Facilities Auth. (LIQ) (b)                0.27       10/01/2016          11,245
      8,880   Housing Finance Commission (LOC - Key Bank, N.A.)     0.15        7/01/2043           8,880
      1,175   Seattle Housing Auth. (LOC - Key Bank, N.A.)          0.18        9/01/2036           1,175
      6,295   Snohomish County Housing Auth. (LOC - Bank
                  of America, N.A.)                                 0.10        7/01/2036           6,295
                                                                                             ------------
                                                                                                   35,095
                                                                                             ------------
              WEST VIRGINIA (1.0%)
     16,785   Hospital Finance Auth. (LOC - Fifth Third Bank)       0.15       10/01/2033          16,785

================================================================================

9  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$     9,630   Marshall County                                       0.09%       3/01/2026    $      9,630
                                                                                             ------------
                                                                                                   26,415
                                                                                             ------------
              WISCONSIN (1.1%)
      5,290   Health and Educational Facilities Auth. (LOC -
                  KBC Bank N.V.)                                    0.05        5/01/2025           5,290
        550   Health and Educational Facilities Auth. (LOC -
                  JPMorgan Chase Bank, N.A.)                        0.17        5/01/2026             550
     11,440   Health and Educational Facilities Auth. (LOC -
                  KBC Bank N.V.)                                    0.15        3/01/2038          11,440
      4,700   Public Finance Auth. (LOC - Bank of Scotland)         0.04        6/01/2041           4,700
      6,205   Wind Point (LOC - U.S. Bank, N.A.)                    0.18        9/01/2035           6,205
                                                                                             ------------
                                                                                                   28,185
                                                                                             ------------
              WYOMING (0.5%)
     12,000   Gillette                                              0.32        1/01/2018          12,000
                                                                                             ------------
              Total Variable-Rate Demand Notes (cost: $1,811,030)                               1,811,030
                                                                                             ------------
              PUT BONDS (3.3%)

              ALABAMA (2.1%)
     30,000   Mobile IDB                                            0.65        6/01/2034          30,000
     25,000   Mobile IDB                                            0.32        7/15/2034          25,000
                                                                                             ------------
                                                                                                   55,000
                                                                                             ------------
              LOUISIANA (0.2%)
      5,500   Housing Corp.                                         0.45        6/01/2017           5,500
                                                                                             ------------
              MONTANA (0.8%)
      1,850   Board of Investments (NBGA)                           0.23        3/01/2028           1,850
     18,150   Board of Investments (NBGA)                           0.23        3/01/2029          18,150
                                                                                             ------------
                                                                                                   20,000
                                                                                             ------------
              TEXAS (0.2%)
      2,700   Department of Housing and Community Affairs           0.35        6/01/2017           2,700
      2,900   Department of Housing and Community Affairs           0.35        6/01/2017           2,900
                                                                                             ------------
                                                                                                    5,600
                                                                                             ------------
              Total Put Bonds (cost: $86,100)                                                      86,100
                                                                                             ------------
              ADJUSTABLE-RATE NOTES (0.8%)

              CALIFORNIA (0.8%)
     20,000   Golden Empire Schools Financing Auth. (cost:
                  $20,000)                                          0.27        5/01/2016          20,000
                                                                                             ------------
              Total Adjustable-Rate Notes (cost: $20,000)                                          20,000
                                                                                             ------------
              FIXED-RATE INSTRUMENTS (27.3%)

              CALIFORNIA (2.7%)
      5,000   San Diego County Water Auth.                          0.07        7/08/2015           5,000
      5,000   San Diego County Water Auth.                          0.07        8/04/2015           5,000
      5,000   San Diego County Water Auth.                          0.07        8/05/2015           5,000
      2,500   San Diego County Water Auth.                          0.07        8/05/2015           2,500
     26,900   San Diego County Water Auth.                          0.07        8/05/2015          26,900

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$    26,000   Statewide Communities Dev. Auth.                      0.14%       7/08/2015    $     26,000
                                                                                             ------------
                                                                                                   70,400
                                                                                             ------------
              COLORADO (0.3%)
      6,750   Health Facilities Auth. (PRE)                         5.00       12/01/2035           6,942
                                                                                             ------------
              MARYLAND (1.6%)
     21,517   Johns Hopkins Univ.                                   0.05        7/02/2015          21,517
     20,000   Johns Hopkins Univ.                                   0.07        8/04/2015          20,000
                                                                                             ------------
                                                                                                   41,517
                                                                                             ------------
              MINNESOTA (0.1%)
      1,300   Kimball ISD (NBGA)                                    0.90        8/27/2015           1,301
                                                                                             ------------
              NEW YORK (10.4%)
      8,553   Addison CSD                                           1.25        9/15/2015           8,569
      7,094   Afton CSD                                             1.50        6/24/2016           7,151
     14,430   Amsterdam CSD                                         1.50        6/24/2016          14,544
     10,000   Averill Park CSD                                      0.75        7/15/2015          10,002
      3,153   Batavia City School District                          1.25        2/17/2016           3,170
      3,025   Berlin CSD                                            1.50        6/29/2016           3,046
     20,000   Binghamton City School District                       1.00       11/20/2015          20,046
     16,115   Campbell-Savona CSD                                   1.50        6/16/2016          16,261
      6,500   Candor CSD                                            1.50        6/30/2016           6,551
      3,068   Chenango Forks CSD                                    1.50        6/23/2016           3,089
     19,000   Copiague CSD                                          2.00        6/21/2016          19,244
      8,850   Cuba-Rushford CSD                                     1.50        6/24/2016           8,924
      4,200   Enlarged Troy School District (c)                     1.50        7/01/2016           4,233
      3,350   Fredonia CSD (c)                                      1.50        6/28/2016           3,373
      4,225   Fulton City School District                           0.75        7/17/2015           4,226
     12,300   Geneva City School District                           1.00        8/14/2015          12,310
      4,295   Groton CSD                                            1.50        6/24/2016           4,329
     11,000   Kendall CSD (c)                                       1.50        7/01/2016          11,087
      4,100   Lansing CSD                                           1.50        6/30/2016           4,132
      5,100   Lewis County                                          1.00        8/14/2015           5,103
      8,475   Marathon CSD                                          1.50        6/10/2016           8,534
      4,500   Oswego City School District                           0.75        7/23/2015           4,501
      7,665   Oxford Academy CSD                                    1.50        6/24/2016           7,725
      3,285   Palmyra Macedon CSD                                   1.50        6/16/2016           3,313
     15,225   Potsdam CSD                                           1.50        6/24/2016          15,341
     14,270   Rome City School District                             1.00        8/06/2015          14,279
      4,225   Sherburne Earleville CSD                              1.50        6/24/2016           4,258
      7,974   Sidney CSD                                            0.75        7/31/2015           7,976
     10,055   Silver Creek CSD                                      1.50        6/16/2016          10,141
      2,744   Solvay Union Free School District                     0.75        7/16/2015           2,744
      2,669   West Genesee CSD                                      0.75        7/10/2015           2,669
      2,908   West Genesee CSD (c)                                  1.50        7/08/2016           2,931
      5,111   Wheatland Chili CSD                                   1.50        6/15/2016           5,150
     15,000   Yorkshire-Pioneer CSD                                 0.75        7/21/2015          15,004
                                                                                             ------------
                                                                                                  273,956
                                                                                             ------------
              SOUTH CAROLINA (1.0%)
      6,570   Public Service Auth.                                  0.10        7/07/2015           6,570
     20,220   Public Service Auth.                                  0.07        8/04/2015          20,220
                                                                                             ------------
                                                                                                   26,790
                                                                                             ------------
              TEXAS (11.2%)
     10,000   Dallas Area Rapid Transit                             0.06        7/01/2015          10,000
     10,000   Dallas Area Rapid Transit                             0.06        7/06/2015          10,000
     10,000   Dallas Area Rapid Transit                             0.07        7/14/2015          10,000

================================================================================

11  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$    10,000   Dallas Area Rapid Transit                             0.10%       9/22/2015    $     10,000
     12,500   Dallas Area Rapid Transit                             0.10       10/05/2015          12,500
     17,000   Houston                                               0.08        7/02/2015          17,000
     15,000   Houston                                               0.08        7/13/2015          15,000
     20,000   Houston                                               0.10        8/05/2015          20,000
      5,000   Houston                                               0.10        8/06/2015           5,000
     10,000   Houston                                               0.10        8/20/2015          10,000
      5,100   Houston                                               0.10        9/09/2015           5,100
     33,000   San Antonio                                           0.10        8/04/2015          33,000
     15,000   San Antonio                                           0.09        9/02/2015          15,000
     25,000   Univ. of Texas                                        0.07        7/06/2015          25,000
     20,683   Univ. of Texas                                        0.08        9/03/2015          20,683
      5,000   Univ. of Texas                                        0.08        9/16/2015           5,000
     25,000   Univ. of Texas                                        0.08        9/17/2015          25,000
     20,350   Univ. of Texas                                        0.09       10/05/2015          20,350
     25,000   Univ. of Texas                                        0.09       10/06/2015          25,000
                                                                                             ------------
                                                                                                  293,633
                                                                                             ------------
              VIRGINIA (0.0%)
      1,300   Univ. of Virginia                                     0.07        8/17/2015           1,300
                                                                                             ------------
              WISCONSIN (0.0%)
      1,150   Racine USD                                            2.00        4/01/2016           1,162
                                                                                             ------------
              Total Fixed-Rate Instruments(cost: $717,001)                                        717,001
                                                                                             ------------

              TOTAL INVESTMENTS (COST: $2,634,131)                                           $  2,634,131
                                                                                             ============

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------

                                           (LEVEL 1)          (LEVEL 2)          (LEVEL 3)
                                         QUOTED PRICES          OTHER           SIGNIFICANT
                                           IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                            MARKETS          OBSERVABLE           INPUTS
                                         FOR IDENTICAL         INPUTS
ASSETS                                      ASSETS                                                         TOTAL
----------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes             $            --   $    1,811,030    $            --    $        1,811,030
Put Bonds                                           --           86,100                 --                86,100
Adjustable-Rate Notes                               --           20,000                 --                20,000
Fixed-Rate Instruments                              --          717,001                 --               717,001
----------------------------------------------------------------------------------------------------------------
Total                                  $            --   $    2,634,131    $            --    $        2,634,131
----------------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

================================================================================

13  | USAA Tax Exempt Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,627,538,000 at June 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

 F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rules amendments. Initial compliance dates for the various amendments range from July 2015 to October 2016.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

SPECIFIC NOTES

(a) At June 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) At June 30, 2015, the aggregate market value of securities purchased on a when-issued basis was $21,624,000.

================================================================================

15   | USAA Tax Exempt Money Market Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2015

                                                                      (Form N-Q)

48496-0815                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Deutsche Bank A.G., Dexia Credit Local, or JPMorgan Chase Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Georgia-Pacific, LLC, Pennsylvania Public School Intercept Program, or Texas Permanent School Fund.

================================================================================

1  | USAA Tax Exempt Short-Term Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA     Economic Development Authority
EDC     Economic Development Corp.
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity
USD     Unified School District

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
June 30, 2015 (unaudited)

PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (52.9%)

              ALABAMA (0.2%)
$     2,595   Montgomery Medical Clinic Board                       4.50%       3/01/2016     $     2,656
                                                                                              -----------
              ARIZONA (0.4%)
      5,365   State (INS)                                           5.00       10/01/2015           5,431
      1,000   Yavapai County IDA                                    5.00        8/01/2019           1,088
      1,105   Yavapai County IDA                                    5.00        8/01/2020           1,214
                                                                                              -----------
                                                                                                    7,733
                                                                                              -----------
              CALIFORNIA (3.7%)
        500   Anaheim Public Financing Auth.                        5.00        5/01/2022             586
        250   Anaheim Public Financing Auth.                        5.00        5/01/2024             297
      7,000   Golden State Tobacco Securitization Corp.             5.00        6/01/2016           7,252
      3,000   Golden State Tobacco Securitization Corp.             5.00        6/01/2017           3,222
      1,125   Irvine                                                5.00        9/02/2021           1,294
      3,730   Irvine USD Community Facilities District (INS)        5.00        9/01/2015           3,759
      5,885   Irvine USD Community Facilities District (INS)        5.00        9/01/2016           6,172
      6,000   Lake Elsinore USD                                     4.50        9/30/2015           6,050
        500   Los Angeles County                                    5.00        3/01/2021             584
      1,000   Los Angeles County                                    5.00        9/01/2021           1,177
     14,785   Public Works Board                                    5.00       10/01/2015          14,964
      2,000   Public Works Board                                    5.00        4/01/2019           2,277
      2,700   Public Works Board                                    5.00       11/01/2019           3,120
      1,000   Public Works Board                                    5.00        4/01/2020           1,159
      1,500   Public Works Board                                    5.00        4/01/2021           1,763
     15,000   State                                                 5.00       10/01/2017          16,421
                                                                                              -----------
                                                                                                   70,097
                                                                                              -----------
              COLORADO (0.6%)
      1,000   Denver Health and Hospital Auth.                      5.00       12/01/2015           1,018
      1,475   Denver Health and Hospital Auth.                      5.00       12/01/2016           1,556
        110   Health Facilities Auth. (ETM)                         5.00       11/15/2015             112
      1,890   Health Facilities Auth.                               5.00       11/15/2015           1,924
        160   Health Facilities Auth. (ETM)                         5.00       11/15/2016             170
      2,840   Health Facilities Auth.                               5.00       11/15/2016           3,012
      1,100   Health Facilities Auth.                               2.00       12/01/2016           1,115
      1,250   Health Facilities Auth.                               4.00       12/01/2019           1,339
      1,475   High Plains Metropolitan District (LOC -
                  Compass Bank)                                     4.38       12/01/2015           1,487
                                                                                              -----------
                                                                                                   11,733
                                                                                              -----------
              CONNECTICUT (0.1%)
      2,235   West Haven (INS)                                      5.00        8/01/2020           2,537
                                                                                              -----------
              DISTRICT OF COLUMBIA (0.1%)
     1,040    Community Academy (INS)                               4.50        5/01/2017             998
                                                                                              -----------

================================================================================

3  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              FLORIDA (3.6%)
$     4,500   Gulf Breeze                                           3.10%      12/01/2020     $     4,762
      1,385   Higher Educational Facilities Financing Auth.         5.00        4/01/2021           1,558
      1,000   Highlands County Health Facilities                    5.00       11/15/2015           1,018
      3,500   Highlands County Health Facilities                    5.00       11/15/2016           3,714
      1,235   Highlands County Health Facilities                    5.00       11/15/2016           1,311
      1,000   Jacksonville                                          5.00       10/01/2019           1,147
      4,580   Jacksonville                                          5.00       10/01/2020           5,328
      1,720   Lee County IDA                                        3.75       10/01/2017           1,767
      3,165   Lee County IDA                                        4.75       10/01/2022           3,387
      1,775   Miami Beach Health Facilities Auth.                   5.00       11/15/2019           1,986
      1,250   Miami Beach Health Facilities Auth.                   5.00       11/15/2020           1,413
      7,500   Miami-Dade County IDA                                 3.75       12/01/2018           8,009
      1,200   Orange County Health Facilities Auth.                 5.00       10/01/2016           1,263
      2,000   Palm Beach County School Board (INS)                  5.00        8/01/2015           2,008
      3,290   Palm Beach County School Board                        5.50        8/01/2015           3,305
      2,820   Pinellas County Educational Facilities Auth.          4.00       10/01/2020           3,007
      1,325   Southeast Overtown / Park West Community
                  Redevelopment Agency (a)                          5.00        3/01/2020           1,469
      1,000   Southeast Overtown / Park West Community
                  Redevelopment Agency (a)                          5.00        3/01/2023           1,119
     10,000   Sunshine State Governmental Financing
                  Commission                                        5.00        9/01/2017          10,863
      8,975   Sunshine State Governmental Financing
                  Commission                                        5.00        9/01/2018           9,999
                                                                                              -----------
                                                                                                   68,433
                                                                                              -----------
              GEORGIA (0.9%)
      3,000   Fulton County Dev. Auth. (ETM)                        4.00       11/15/2016           3,143
      3,000   Municipal Electric Auth.                              5.00        1/01/2016           3,072
      3,415   Private Colleges and Univ. Auth.                      5.00       10/01/2018           3,780
      1,265   Private Colleges and Univ. Auth.                      5.00       10/01/2019           1,430
      1,255   Private Colleges and Univ. Auth.                      5.00       10/01/2019           1,418
      3,770   Private Colleges and Univ. Auth.                      5.00       10/01/2020           4,314
                                                                                              -----------
                                                                                                   17,157
                                                                                              -----------
              GUAM (0.2%)
        860   Government Waterworks Auth.                           5.00        7/01/2020             971
      1,000   Power Auth. (INS)                                     5.00       10/01/2019           1,142
      1,500   Power Auth.                                           5.00       10/01/2020           1,738
                                                                                              -----------
                                                                                                    3,851
                                                                                              -----------
              ILLINOIS (4.5%)
     20,000   Chicago (INS)                                         3.18 (b)    1/01/2018          18,022
      7,140   Finance Auth.                                         4.50        2/15/2016           7,270
      3,720   Finance Auth.                                         5.25        5/01/2016           3,833
      5,940   Finance Auth.                                         4.50        2/15/2017           6,180
      1,000   Finance Auth.                                         5.00        7/01/2018           1,081
      2,410   Finance Auth.                                         5.00        8/15/2018           2,668
     14,360   Finance Auth.                                         5.00        2/15/2019          15,301
      1,000   Finance Auth.                                         5.00        7/01/2019           1,096
      1,420   Finance Auth.                                         5.00        7/01/2020           1,571
        425   Housing Dev. Auth.                                    4.20        7/01/2015             425
        230   Housing Dev. Auth.                                    4.30        1/01/2016             233
        140   Housing Dev. Auth.                                    4.35        1/01/2016             142
      5,000   Railsplitter Tobacco Settlement Auth.                 5.00        6/01/2016           5,199
      6,500   Railsplitter Tobacco Settlement Auth.                 5.00        6/01/2018           7,155
      4,160   Railsplitter Tobacco Settlement Auth.                 5.25        6/01/2020           4,774
      1,090   Railsplitter Tobacco Settlement Auth.                 5.25        6/01/2021           1,260
      3,000   State (INS)                                           5.00        1/01/2016           3,062

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$     5,000   State                                                 4.50%       6/15/2016     $     5,196
                                                                                              -----------
                                                                                                   84,468
                                                                                              -----------
              INDIANA (3.0%)
     10,000   Finance Auth.                                         4.90        1/01/2016          10,216
     10,000   Finance Auth.                                         2.20        2/01/2016          10,012
      5,000   Finance Auth.                                         2.95       10/01/2022           5,106
     20,000   Jasper County (INS)                                   5.60       11/01/2016          21,111
     10,000   Whiting Environmental Facilities                      5.00        7/01/2017          10,779
                                                                                              -----------
                                                                                                   57,224
                                                                                              -----------
              LOUISIANA (0.6%)
      1,500   Office Facilities Corp.                               5.00        3/01/2016           1,546
      3,455   Public Facilities Auth.                               2.88       11/01/2015           3,483
      5,000   Tobacco Settlement Financing Corp.                    5.00        5/15/2022           5,739
                                                                                              -----------
                                                                                                   10,768
                                                                                              -----------
              MASSACHUSETTS (0.3%)
        630   Dev. Finance Agency                                   5.00        1/01/2016             643
        835   Dev. Finance Agency                                   5.00        1/01/2017             881
      1,065   Dev. Finance Agency                                   5.00        1/01/2018           1,151
      1,395   Dev. Finance Agency                                   5.00        1/01/2019           1,538
      2,015   Health and Educational Facilities Auth.               5.00        7/01/2016           2,083
                                                                                              -----------
                                                                                                    6,296
                                                                                              -----------
              MICHIGAN (0.3%)
      2,165   Grand Traverse County Hospital Finance Auth.          5.00        7/01/2018           2,394
      2,625   Grand Traverse County Hospital Finance Auth.          5.00        7/01/2019           2,963
      1,000   Hospital Finance Auth.                                5.00       11/15/2015           1,014
                                                                                              -----------
                                                                                                    6,371
                                                                                              -----------
              MINNESOTA (0.2%)
        565   Agricultural and Economic Dev. Board (INS)            5.00        2/15/2016             580
        300   St. Paul Housing and Redevelopment Auth. (ETM)        5.00        5/15/2016             312
        325   St. Paul Housing and Redevelopment Auth. (PRE)        5.25        5/15/2017             346
      1,250   St. Paul Housing and Redevelopment Auth.              5.00       11/15/2020           1,384
      1,575   St. Paul Housing and Redevelopment Auth.              5.00       11/15/2021           1,743
                                                                                              -----------
                                                                                                    4,365
                                                                                              -----------
              MISSISSIPPI (0.8%)
      1,000   Hospital Equipment and Facilities Auth.               5.00        8/15/2015           1,005
      2,000   Hospital Equipment and Facilities Auth.               5.00        8/15/2016           2,087
     10,000   Hospital Equipment and Facilities Auth.               5.00        9/01/2024          11,320
                                                                                              -----------
                                                                                                   14,412
                                                                                              -----------
              MISSOURI (0.4%)
      1,000   Cape Girardeau County IDA                             5.00        6/01/2017             996
      1,265   Riverside IDA (INS)                                   4.50        5/01/2016           1,296
      5,000   Sikeston (INS)                                        5.00        6/01/2020           5,689
                                                                                              -----------
                                                                                                    7,981
                                                                                              -----------
              NEW JERSEY (6.7%)
      2,100   Barnegat Township                                     1.00       12/17/2015           2,105
     10,923   Belleville Township                                   1.00        5/27/2016          10,956
      1,124   Brigantine                                            1.25       12/09/2015           1,128
      1,998   Brigantine                                            1.25       12/09/2015           2,004

================================================================================

5  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$     1,000   Casino Reinvestment Dev. Auth. (INS)                  5.00%      11/01/2024     $     1,136
      3,521   East Rutherford                                       1.50        3/18/2016           3,534
     10,000   EDA                                                   5.25        9/01/2019          11,026
      5,000   EDA                                                   5.00        6/15/2020           5,540
      7,000   EDA                                                   5.00        6/15/2021           7,807
     10,815   Educational Facilities Auth.                          5.00        6/15/2022          11,724
      5,055   Health Care Facilities Financing Auth.                4.00       11/15/2016           5,289
      2,000   Health Care Facilities Financing Auth.                5.00        7/01/2018           2,223
      2,000   Health Care Facilities Financing Auth.                5.00        7/01/2019           2,273
      2,000   Health Care Facilities Financing Auth.                5.00        7/01/2020           2,312
     15,000   Kearny Board of Education                             1.38       10/09/2015          15,015
      2,250   Margate City                                          1.25       12/17/2015           2,257
      2,500   Newark                                                1.75       12/08/2015           2,510
      1,412   Seaside Heights                                       1.25       12/17/2015           1,417
      3,634   Seaside Park                                          1.50       12/09/2015           3,648
     15,000   Transportation Trust Fund Auth. (PRE)                 5.25       12/15/2017          15,345
      5,000   Transportation Trust Fund Auth. (INS)                 5.25       12/15/2020           5,632
      3,160   Transportation Trust Fund Auth.                       5.50       12/15/2020           3,543
      8,048   Wall Township                                         1.00        7/02/2015           8,048
                                                                                              -----------
                                                                                                  126,472
                                                                                              -----------
              NEW YORK (16.0%)
      4,480   Albany IDA (ETM)                                      5.00       11/15/2015           4,559
      9,218   Amsterdam                                             2.38        8/06/2015           9,221
      6,337   Auburn                                                1.25       11/13/2015           6,340
      4,170   Corning Community College                             1.25        3/03/2016           4,180
      3,145   Dormitory Auth.                                       5.00        7/01/2015           3,145
      4,095   Dormitory Auth. (ETM)                                 5.00        7/01/2015           4,096
      2,000   Dormitory Auth.                                       4.00        8/15/2015           2,009
        720   Dormitory Auth. (ETM)                                 4.00        2/15/2016             734
      3,295   Dormitory Auth. (ETM)                                 5.00        7/01/2016           3,448
      2,000   Dormitory Auth.                                       5.00        7/01/2016           2,074
      2,410   East Bloomfield Fire District                         1.50        8/12/2015           2,411
      2,000   Environmental Facilities Corp.                        2.75        7/01/2017           2,052
      2,596   Fishkill                                              1.50        7/15/2015           2,596
      4,714   Geneva                                                1.25        5/11/2016           4,731
      6,782   Glen Cove                                             1.50        9/30/2015           6,788
      3,517   Glen Cove                                             1.25        1/07/2016           3,518
      6,752   Glen Cove                                             1.25        4/08/2016           6,761
      4,861   Lockport City                                         2.00        5/26/2016           4,878
      1,735   Long Beach                                            1.50        9/18/2015           1,737
      2,075   Long Beach                                            1.50        9/18/2015           2,076
      5,805   Monroe County                                         5.00        6/01/2016           6,017
      5,170   Monroe County                                         5.00        6/01/2020           5,872
      8,000   Nassau Health Care Corp.                              2.25        1/15/2016           8,044
     20,000   New York City                                         5.00        8/01/2016          20,993
      3,868   Oakfield                                              1.25        3/24/2016           3,880
     15,000   Oyster Bay                                            1.50        2/05/2016          15,069
      9,500   Oyster Bay                                            1.50        3/25/2016           9,532
     20,000   Oyster Bay (c)                                        1.50        7/08/2016          20,000
      5,511   Poughkeepsie City                                     1.50        7/14/2015           5,511
     10,000   Rockland County                                       1.25        8/12/2015          10,004
        500   Rockland County                                       4.00       12/15/2015             507
      5,000   Rockland County                                       2.00        3/16/2016           5,047
      1,612   Rockland County                                       2.00        4/07/2016           1,628
      1,345   Rockland County                                       3.50       10/01/2016           1,377
        550   Rockland County                                       5.00       12/15/2016             576
      1,410   Rockland County                                       3.50       10/01/2017           1,453
        550   Rockland County                                       5.00       12/15/2017             587
      1,475   Rockland County                                       3.50       10/01/2018           1,532
        550   Rockland County                                       5.00       12/15/2018             599
      1,520   Rockland County                                       3.50       10/01/2019           1,591
      1,575   Rockland County                                       3.50       10/01/2020           1,633
      2,500   Rockland County (INS)                                 5.00        3/01/2023           2,897

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$     1,600   Rockland County (INS)                                 5.00%       3/01/2024     $     1,859
      1,550   Suffern                                               2.50        7/15/2015           1,551
      2,500   Suffolk County EDC                                    5.00        7/01/2019           2,824
      2,640   Suffolk County EDC                                    5.00        7/01/2020           3,021
      4,100   Utica                                                 1.25        2/24/2016           4,110
      6,683   Utica                                                 1.50        5/06/2016           6,713
     34,265   Utica School District                                 1.00        7/23/2015          34,273
     15,000   Utica School District                                 1.00        7/23/2015          15,002
      2,100   Utica School District                                 1.25       12/11/2015           2,103
     10,000   Utica School District                                 1.50        6/23/2016          10,000
      2,250   Watervliet School District                            1.50        3/24/2016           2,261
      3,000   Westchester County Health Care Corp.                  5.00       11/01/2015           3,046
      3,930   Yonkers                                               5.00       10/01/2017           4,275
      7,310   Yonkers                                               5.00       10/01/2018           8,151
                                                                                              -----------
                                                                                                  300,892
                                                                                              -----------
              NORTH CAROLINA (0.5%)
      2,000   Eastern Municipal Power Agency                        5.00        1/01/2016           2,047
      2,100   Medical Care Commission                               4.38        7/01/2017           2,187
      3,855   Medical Care Commission                               5.00        7/01/2018           4,260
                                                                                              -----------
                                                                                                    8,494
                                                                                              -----------
              OHIO (0.8%)
      4,515   American Municipal Power, Inc.                        5.00        2/15/2017           4,820
      1,530   Hancock County                                        4.00       12/01/2016           1,588
      1,875   Hancock County                                        4.25       12/01/2017           1,985
      1,000   Higher Educational Facility                           5.00        5/01/2021           1,150
        500   Higher Educational Facility                           5.00        5/01/2022             574
        550   Higher Educational Facility                           5.00        5/01/2023             635
      1,000   Higher Educational Facility                           5.00        5/01/2024           1,160
      1,150   Southeastern Ohio Port Auth.                          5.00       12/01/2021           1,237
      1,000   Southeastern Ohio Port Auth.                          5.00       12/01/2025           1,054
                                                                                              -----------
                                                                                                   14,203
                                                                                              -----------
              OKLAHOMA (0.0%)
       300    Cherokee Nation (INS) (a)                             4.30       12/01/2016             308
                                                                                              -----------
              PENNSYLVANIA (3.6%)
     12,250   Allegheny County Hospital Dev. Auth.                  5.00        5/15/2016          12,739
      1,000   Bethlehem Auth. (INS)                                 5.00       11/15/2020           1,143
      1,000   Chester County IDA                                    3.75       10/01/2024           1,003
      7,975   Coatesville School District                           3.46 (b)    8/15/2018           7,292
      1,165   Coatesville School District                           3.86 (b)    8/15/2019           1,029
      5,305   Coatesville School District                           4.13 (b)    8/15/2020           4,496
      1,980   Cumberland County Municipal Auth.                     3.25       12/01/2022           1,962
      3,740   Higher Educational Facilities Auth.                   5.00        5/15/2016           3,887
        600   Higher Educational Facilities Auth.                   5.00        7/15/2020             674
      1,090   Higher Educational Facilities Auth.                   5.00        7/15/2021           1,234
      1,500   Montgomery County IDA                                 5.00       11/15/2016           1,573
      2,000   Montgomery County IDA                                 5.00       11/15/2017           2,087
      1,065   Neumann Univ.                                         4.00       10/01/2015           1,072
      1,110   Neumann Univ.                                         4.00       10/01/2016           1,140
      1,155   Neumann Univ.                                         5.00       10/01/2017           1,220
      1,195   Neumann Univ.                                         5.00       10/01/2018           1,278
      5,000   School District of Philadelphia (NBGA)                5.00        9/01/2021           5,661
      5,500   School District of Philadelphia (NBGA)                5.00        9/01/2022           6,246
      5,175   St. Mary Hospital Auth.                               4.00       11/15/2016           5,417
      5,170   St. Mary Hospital Auth.                               4.00       11/15/2016           5,411
      1,570   West Mifflin Area School District (INS) (c)           5.00       10/01/2021           1,779
                                                                                              -----------
                                                                                                   68,343
                                                                                              -----------

================================================================================

7  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              PUERTO RICO (0.9%)
$    14,000   Government Dev. Bank (INS)                            4.75%      12/01/2015     $    14,019
      2,000   Industrial, Tourist, Educational, Medical and
                  Environmental Control Facilities
                  Financing Auth.                                   5.00        4/01/2017           1,841
      1,000   Industrial, Tourist, Educational, Medical and
                  Environmental Control Facilities
                  Financing Auth.                                   5.00        4/01/2019             881
        700   Industrial, Tourist, Educational, Medical and
                  Environmental Control Facilities
                  Financing Auth.                                   4.00        4/01/2020             603
                                                                                              -----------
                                                                                                   17,344
                                                                                              -----------
              SOUTH CAROLINA (0.5%)
      1,485   Association of Governmental Organizations
                  Educational Facilities Corp. (INS)                4.00       12/01/2016           1,547
      7,715   Piedmont Municipal Power Agency                       5.00        1/01/2016           7,894
                                                                                              -----------
                                                                                                    9,441
                                                                                              -----------
              TEXAS (2.4%)
      5,170   Brazos River Auth.                                    4.90       10/01/2015           5,226
      3,000   Dallas Fort Worth International Airport               5.00       11/01/2016           3,178
        700   Decatur Hospital Auth.                                5.00        9/01/2021             782
        780   Decatur Hospital Auth.                                5.00        9/01/2024             857
      1,335   Gregg County Health Facilities Dev. Corp.             5.00       10/01/2015           1,340
      2,105   Gregg County Health Facilities Dev. Corp.             5.00       10/01/2016           2,135
      4,500   Harris County Cultural Education Facilities (ETM)     5.00        2/15/2016           4,633
        480   Harris County Municipal Utility District (INS)        3.00        3/01/2020             509
        565   Harris County Municipal Utility District (INS)        3.00        3/01/2021             595
        650   Harris County Municipal Utility District (INS)        3.00        3/01/2022             677
        520   Harris County Municipal Utility District (INS)        3.00        3/01/2023             536
      3,000   Karnes County Hospital District                       5.00        2/01/2024           3,266
        390   Midlothian Dev. Auth. (INS)                           5.00       11/15/2015             393
      7,175   Red River Auth.                                       4.45        6/01/2020           7,842
      1,585   San Leanna Education Facilities Corp.                 5.00        6/01/2017           1,697
      1,250   Tarrant County Cultural Education Facilities
                  Finance Corp.                                     5.75       11/15/2015           1,272
      1,000   Tarrant County Cultural Education Facilities
                  Finance Corp.                                     5.00       11/15/2017           1,061
      3,360   Tyler Health Facilities Dev. Corp.                    5.00       11/01/2015           3,406
      6,155   Tyler Health Facilities Dev. Corp.                    5.25       11/01/2016           6,479
                                                                                              -----------
                                                                                                   45,884
                                                                                              -----------
              U.S. VIRGIN ISLANDS (0.3%)
      2,250   Water and Power Auth.                                 4.75        7/01/2015           2,250
      2,700   Water and Power Auth.                                 4.75        7/01/2016           2,761
                                                                                              -----------
                                                                                                    5,011
                                                                                              -----------
              VIRGINIA (0.6%)
      3,200   Housing Dev. Auth.                                    3.05        3/01/2018           3,359
      3,200   Housing Dev. Auth.                                    3.05        9/01/2018           3,376
      3,506   Marquis Community Dev. Auth., acquired
                  3/01/2012; cost $2,736 (d),(e)                    5.10        9/01/2036           3,018
      5,111   Marquis Community Dev. Auth., acquired
                  3/01/2012; cost $444 (d),(e)                      5.63 (b)    9/01/2041             673
                                                                                              -----------
                                                                                                   10,426
                                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              WEST VIRGINIA (0.6%)
$    10,000   EDA                                                   3.25%       5/01/2019     $    10,460
                                                                                              -----------
              WISCONSIN (0.1%)
      1,200   Health and Educational Facilities Auth.               5.00        8/15/2021           1,386
                                                                                              -----------
              Total Fixed-Rate Instruments (cost: $975,946)                                       995,744
                                                                                              -----------
              PUT BONDS (29.8%)

              ARIZONA (2.2%)
     16,000   Health Facilities Auth.                               1.92 (f)    2/01/2048          16,424
     25,000   Health Facilities Auth.                               1.92 (f)    2/01/2048          25,514
                                                                                              -----------
                                                                                                   41,938
                                                                                              -----------
              ARKANSAS (1.2%)
     22,000   Dev. Finance Auth.                                    1.17 (f)    9/01/2044          21,872
                                                                                              -----------
              CALIFORNIA (3.9%)
      5,000   Bay Area Toll Auth.                                   0.98 (f)    4/01/2045           5,014
     15,000   Bay Area Toll Auth.                                   0.77 (f)    4/01/2047          14,944
      4,000   Contra Costa Transportation Auth.                     0.49 (f)    3/01/2034           4,000
     15,000   Foothill-Eastern Transportation Corridor Agency       5.00        1/15/2053          16,455
      8,445   Hemet USD                                             0.72 (f)   10/01/2036           8,444
      8,000   Infrastructure and Economic Dev. Bank                 1.27 (f)    8/01/2037           8,016
      8,000   Municipal Finance Auth.                               0.57 (f)   10/01/2045           7,951
      4,000   Twin Rivers USD (INS)                                 3.20        6/01/2027           4,004
      4,000   Twin Rivers USD (INS)                                 3.20        6/01/2035           4,004
                                                                                              -----------
                                                                                                   72,832
                                                                                              -----------
              COLORADO (1.3%)
     10,500   E-470 Public Highway Auth.                            1.25 (f)    9/01/2039          10,507
      3,000   E-470 Public Highway Auth.                            1.82 (f)    9/01/2039           3,016
     10,500   Health Facilities Auth.                               4.00       10/01/2040          10,646
                                                                                              -----------
                                                                                                   24,169
                                                                                              -----------
              FLORIDA (0.5%)
      6,000   Miami-Dade County School Board                        5.00        5/01/2032           6,214
      2,500   Palm Beach County School Board                        5.00        8/01/2032           2,619
                                                                                              -----------
                                                                                                    8,833
                                                                                              -----------
              GEORGIA (0.8%)
     10,000   Appling County Dev. Auth                              2.40        1/01/2038           9,988
      5,000   Monroe County Dev. Auth.                              2.00        9/01/2037           5,046
                                                                                              -----------
                                                                                                   15,034
                                                                                              -----------
              ILLINOIS (0.9%)
     15,000   Chicago Board of Education                            0.90 (f)    3/01/2036          13,282
      1,250   Educational Facilities Auth.                          4.13        3/01/2030           1,277
      2,500   Educational Facilities Auth.                          3.40       11/01/2036           2,575
                                                                                              -----------
                                                                                                   17,134
                                                                                              -----------
              INDIANA (0.3%)
      5,000   Finance Auth.                                         0.43        5/01/2028           5,001
                                                                                              -----------

================================================================================

9  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              KENTUCKY (0.3%)
$     5,000   Economic Dev. Finance Auth.                           0.43%       4/01/2031     $     5,000
                                                                                              -----------
              LOUISIANA (0.2%)
      4,000   St. Charles Parish                                    4.00       12/01/2040           4,347
                                                                                              -----------
              MASSACHUSETTS (1.0%)
      8,000   Dev. Finance Agency                                   0.65 (f)   10/01/2040           7,998
     12,000   Dev. Finance Agency                                   0.55 (f)    7/01/2050          11,763
                                                                                              -----------
                                                                                                   19,761
                                                                                              -----------
              MISSISSIPPI (0.4%)
      7,000   Hospital Equipment and Facilities Auth.               1.37 (f)    8/15/2036           6,942
                                                                                              -----------
              NEW JERSEY (1.8%)
      5,000   EDA (PRE)                                             5.00        9/01/2029           5,040
     20,000   Transportation Trust Fund Auth.                       1.27 (f)    6/15/2034          19,502
     10,000   Turnpike Auth.                                        0.75 (f)    1/01/2024           9,967
                                                                                              -----------
                                                                                                   34,509
                                                                                              -----------
              NEW MEXICO (0.9%)
      5,000   Farmington                                            1.88        4/01/2029           4,970
      5,000   Farmington                                            1.88        4/01/2029           4,965
      7,000   Farmington                                            1.88        4/01/2029           6,952
                                                                                              -----------
                                                                                                   16,887
                                                                                              -----------
              NEW YORK (2.1%)
      6,000   Energy Research and Development Auth.                 2.00        2/01/2029           5,976
      9,830   MTA                                                   0.96 (f)   11/01/2030           9,897
     12,000   MTA                                                   0.65 (f)   11/01/2031          11,923
     12,000   New York City                                         0.65 (f)    8/01/2027          11,852
                                                                                              -----------
                                                                                                   39,648
                                                                                              -----------
              NORTH CAROLINA (0.5%)
     10,000   Capital Facilities Finance Agency                     0.45        7/01/2034          10,000
                                                                                              -----------
              OHIO (1.8%)
      9,000   Air Quality Dev. Auth.                                2.25        8/01/2029           9,078
      5,500   State                                                 0.43       11/01/2035           5,500
     10,000   Water Dev. Auth.                                      4.00        6/01/2033          10,562
      9,405   Water Dev. Auth.                                      3.38        7/01/2033           9,405
                                                                                              -----------
                                                                                                   34,545
                                                                                              -----------
              PENNSYLVANIA (5.4%)
     10,000   Beaver County IDA                                     4.75        8/01/2020          10,680
      7,000   Beaver County IDA                                     2.20        1/01/2035           7,062
      5,100   Beaver County IDA                                     2.70        4/01/2035           5,180
      7,575   Berks County Municipal Auth.                          1.57 (f)   11/01/2039           7,745
      2,000   Economic Dev. Financing Auth.                         1.75       12/01/2033           2,007
     17,500   Economic Dev. Financing Auth.                         3.00       12/01/2038          17,508
      3,000   Economic Dev. Financing Auth.                         3.00       12/01/2038           3,009
      2,000   Economic Dev. Financing Auth.                         3.38       12/01/2040           2,000
      7,000   Geisinger Auth.                                       1.20 (f)    6/01/2028           7,037
      5,000   Montgomery County IDA                                 2.60        3/01/2034           4,990
      7,000   Northampton County General Purpose Auth.              1.47 (f)    8/15/2043           7,025
     15,010   Scranton School District                              1.13 (f)    4/01/2031          15,061

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$    12,500   Turnpike Commission                                   0.87% (f)  12/01/2045     $    12,493
                                                                                              -----------
                                                                                                  101,797
                                                                                              -----------
              TEXAS (3.1%)
      2,600   Gregg County Health Facilities Dev. Corp. (a)         4.03 (f)   10/01/2029           2,640
     20,000   Mission EDC                                           0.33        1/01/2020          20,000
      4,000   North Texas Tollway Auth.                             0.74 (f)    1/01/2038           3,940
     12,000   North Texas Tollway Auth. (PRE)                       5.75        1/01/2038          12,327
      4,000   North Texas Tollway Auth.                             0.87 (f)    1/01/2050           3,970
     10,000   Northside ISD (NBGA)                                  2.13        8/01/2040          10,003
      5,000   San Antonio                                           0.75 (f)    5/01/2043           5,009
                                                                                              -----------
                                                                                                   57,889
                                                                                              -----------
              WEST VIRGINIA (0.4%)
      5,500   EDA                                                   1.90        3/01/2040           5,493
      3,000   Mason County                                          1.63       10/01/2022           2,993
                                                                                              -----------
                                                                                                    8,486
                                                                                              -----------
              WISCONSIN (0.8%)
     14,350   Health and Educational Facilities Auth.               5.13        8/15/2027          15,043
                                                                                              -----------
              Total Put Bonds (cost: $559,095)                                                    561,667
                                                                                              -----------
              ADJUSTABLE-RATE NOTES (1.9%)

              NEW JERSEY (0.6%)
     11,000   EDA                                                   0.80        2/01/2017          10,891
                                                                                              -----------
              NEW YORK (0.1%)
      2,000   New York City                                         0.62        8/01/2025           1,988
                                                                                              -----------
              PENNSYLVANIA (1.0%)
      6,000   Turnpike Commission                                   1.22       12/01/2019           6,093
      6,000   Turnpike Commission                                   1.34       12/01/2020           6,106
      6,500   Turnpike Commission                                   1.05       12/01/2021           6,481
                                                                                              -----------
                                                                                                   18,680
                                                                                              -----------
              TEXAS (0.2%)
      1,750   Harris County Cultural Education Facilities
                  Finance Corp.                                     0.67        6/01/2018           1,735
      2,250   Harris County Cultural Education Facilities
                  Finance Corp.                                     0.77        6/01/2019           2,228
                                                                                              -----------
                                                                                                    3,963
                                                                                              -----------
              Total Adjustable-Rate Notes (cost: $35,500)                                          35,522
                                                                                              -----------
              VARIABLE-RATE DEMAND NOTES (16.2%)

              ARIZONA (0.5%)
     10,400   Verrado Western Overlay Community Facilities
                  District (LOC - Compass Bank) (g)                 0.39        7/01/2029          10,400
                                                                                              -----------
              CALIFORNIA (2.2%)
      9,335   Inglewood USD (LIQ) (LOC - Dexia Credit Local)
                  (a)                                               0.30       10/15/2023           9,335
     20,000   Sacramento City Financing Auth. (LIQ) (LOC -
                  Deutsche Bank A.G.) (a)                           0.18       12/01/2033          20,000

================================================================================

11  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$    11,445   Victorville Joint Powers Financing Auth. (LOC -
                  BNP Paribas)                                      1.02%       5/01/2040     $    11,445
                                                                                              -----------
                                                                                                   40,780
                                                                                              -----------
              COLORADO (0.5%)
      8,820   Arista Metropolitan District (LOC - Compass Bank)     0.39       12/01/2030           8,820
                                                                                              -----------
              CONNECTICUT (0.8%)
     10,000   State (h)                                             0.30        1/01/2017          10,000
      5,000   State (h)                                             0.33        1/01/2018           5,000
                                                                                              -----------
                                                                                                   15,000
                                                                                              -----------
              FLORIDA (0.5%)
     10,000   Miami-Dade County School Board (INS) (LIQ) (a)        0.27        5/01/2016          10,000
                                                                                              -----------
              IDAHO (0.7%)
     13,110   Housing and Finance Association (h)                   0.32        1/01/2038          13,110
                                                                                              -----------
              ILLINOIS (1.4%)
     15,000   Board of Education (LIQ) (LOC - Deutsche Bank
                  A.G.) (a)                                         0.42       12/01/2039          15,000
     11,160   Cook County (LIQ) (a)                                 0.49       11/15/2020          11,160
                                                                                              -----------
                                                                                                   26,160
                                                                                              -----------
              KENTUCKY (0.5%)
     10,000   Economic Dev. Finance Auth. (INS) (LIQ) (a)           0.27        6/01/2016          10,000
                                                                                              -----------
              LOUISIANA (1.1%)
      6,400   St. James Parish                                      0.27       11/01/2040           6,400
     14,900   St. James Parish                                      0.36       11/01/2040          14,900
                                                                                              -----------
                                                                                                   21,300
                                                                                              -----------
              MICHIGAN (0.3%)
      5,060   Detroit School District (LIQ) (LOC - Dexia Credit
                  Local) (a)                                        0.39        5/01/2025           5,060
                                                                                              -----------
              MISSISSIPPI (0.3%)
      5,000   Perry County Pollution Control (NBGA) (a)             0.30        2/01/2022           5,000
                                                                                              -----------
              NEW JERSEY (3.2%)
     12,640   EDA (LIQ) (LOC - Dexia Credit Local) (a)              0.25        9/01/2022          12,640
      5,450   EDA (LIQ) (LOC - Dexia Credit Local) (a)              0.25        9/01/2025           5,450
      2,350   EDA (LOC - Valley National Bank) (g)                  0.37        3/01/2031           2,350
      9,105   EDA (LOC - Valley National Bank)                      0.36       11/01/2040           9,105
     12,005   EDA (LOC - Valley National Bank)                      0.36       11/01/2040          12,005
     19,140   Educational Facilities Auth. (LOC - RBS
                  Citizens, N.A.)                                   0.25        7/01/2036          19,140
                                                                                              -----------
                                                                                                   60,690
                                                                                              -----------
              OHIO (0.3%)
      5,500   State (h)                                             0.40        1/15/2045           5,500
                                                                                              -----------
              PENNSYLVANIA (1.0%)
     18,350   Delaware Valley Regional Finance Auth. (LOC -
                  Bayerische Landesbank)                            0.26        6/01/2042          18,350
                                                                                              -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              RHODE ISLAND (0.3%)
$     6,010   EDC (LOC - RBS Citizens, N.A.) (g)                    0.30%      10/01/2034     $     6,010
                                                                                              -----------
              TEXAS (1.6%)
     15,000   Port of Port Arthur Navigation District               0.21       12/01/2039          15,000
      9,900   Port of Port Arthur Navigation District               0.20       11/01/2040           9,900
      3,770   Weslaco Health Facilities Dev. Corp. (LOC -
                  Compass Bank)                                     0.31        6/01/2031           3,770
      1,170   Weslaco Health Facilities Dev. Corp. (LOC -
                  Compass Bank)                                     0.31        6/01/2038           1,170
                                                                                              -----------
                                                                                                   29,840
                                                                                              -----------
              WEST VIRGINIA (1.0%)
     20,000   Hospital Finance Auth. (LOC -
                  Fifth Third Bank) (g)                             0.15       10/01/2033          20,000
                                                                                              -----------
              Total Variable-Rate Demand Notes (cost: $306,020)                                   306,020
                                                                                              -----------

              TOTAL INVESTMENTS (COST: $1,876,561)                                            $ 1,898,953
                                                                                              ===========

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                                (LEVEL 1)      (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES      OTHER         SIGNIFICANT
                                                IN ACTIVE     SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS      OBSERVABLE         INPUTS
                                             FOR IDENTICAL      INPUTS
ASSETS                                           ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                      $            -- $       995,744 $             -- $        995,744
Put Bonds                                                --         561,667               --          561,667
Adjustable-Rate Notes                                    --          35,522               --           35,522
Variable-Rate Demand Notes                               --         306,020               --          306,020
-------------------------------------------------------------------------------------------------------------
Total                                       $            -- $     1,898,953 $             -- $      1,898,953
-------------------------------------------------------------------------------------------------------------

For the period of April 1, 2015, through June 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Tax Exempt Short-Term Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

14  | USAA Tax Exempt Short-Term Fund

================================================================================

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that securities for which price quotations or valuations are not readily available, or are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments, put bonds, and adjustable-rate notes which are valued based on methods discussed in Note A1 and variable-rate demand notes which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

15  | USAA Tax Exempt Short-Term Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2015, were $28,106,000 and $5,714,000, respectively, resulting in net unrealized appreciation of $22,392,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,883,879,000 at June 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) At June 30, 2015, the aggregate market value of securities purchased on a when-issued basis was $21,779,000.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2015, was $3,691,000, which represented 0.2% of the Fund's net assets.
(e) Restricted security that is not registered under the Securities Act of 1933.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2015.
(g) At June 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(h) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

================================================================================

                                         Notes to Portfolio of Investments |  16

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VIRGINIA BOND FUND
JUNE 30, 2015

                                                                      (Form N-Q)

48502-0815                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Federal National Mortgage Assn.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)
EDA       Economic Development Authority
IDA       Industrial Development Authority/Agency
MTA       Metropolitan Transportation Authority
PRE       Prerefunded to a date prior to maturity

================================================================================

1  | USAA Virginia Bond Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VIRGINIA BOND FUND
June 30, 2015 (unaudited)

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (97.1%)

              VIRGINIA (88.0%)
$     2,500   Albemarle County IDA                                  5.00%       1/01/2031      $    2,537
      1,000   Alexandria IDA                                        4.75        1/01/2036           1,072
      2,000   Amherst IDA                                           5.00        9/01/2026           1,946
      2,000   Amherst IDA                                           4.75        9/01/2030           1,864
     15,000   Arlington County IDA                                  5.00        7/01/2031          16,413
      4,595   Bedford County EDA (INS) (PRE)                        5.25        5/01/2031           4,784
        715   Bedford County EDA (INS)                              5.25        5/01/2031             739
      2,615   Capital Region Airport Commission (INS)               5.00        7/01/2031           2,841
      5,000   Chesapeake Bay Bridge and Tunnel District             5.50        7/01/2025           5,820
      6,520   Chesapeake, 4.75%, 7/15/2023                          4.65 (a)    7/15/2032           4,763
      3,000   Chesapeake, 4.88%, 7/15/2023                          4.88 (a)    7/15/2040           2,078
      5,000   College Building Auth.                                5.00        6/01/2029           5,032
      2,725   College Building Auth.                                5.00        9/01/2031           3,152
      5,615   College Building Auth.                                5.00        9/01/2032           6,470
      6,380   College Building Auth.                                5.00        9/01/2033           7,324
     10,000   College Building Auth.                                5.00        3/01/2034          11,208
      8,000   College Building Auth.                                4.00        2/01/2035           8,198
      3,290   College Building Auth. (PRE)                          5.00        6/01/2036           3,430
     11,710   College Building Auth.                                5.00        6/01/2036          11,759
      2,540   College Building Auth.                                5.00        3/01/2041           2,838
      7,100   Fairfax County EDA                                    5.00       10/01/2027           7,429
      2,000   Fairfax County EDA                                    5.00       10/01/2029           2,335
      2,000   Fairfax County EDA                                    5.00       10/01/2030           2,326
      2,000   Fairfax County EDA                                    5.00       10/01/2031           2,316
      1,500   Fairfax County EDA                                    5.00       10/01/2032           1,730
      1,500   Fairfax County EDA                                    5.00       12/01/2032           1,550
      2,200   Fairfax County EDA                                    5.00       10/01/2033           2,528
      2,000   Fairfax County EDA                                    5.00       10/01/2034           2,290
      5,750   Fairfax County EDA                                    4.88       10/01/2036           5,817
      7,500   Fairfax County EDA                                    5.13       10/01/2037           7,813
      2,800   Fairfax County EDA                                    5.00       12/01/2042           2,854
      1,500   Fairfax County IDA                                    5.25        5/15/2026           1,699
     14,000   Fairfax County IDA                                    5.00        5/15/2037          15,507
      1,000   Fairfax County IDA                                    4.00        5/15/2042           1,005
      6,900   Fairfax County IDA                                    4.00        5/15/2044           6,876
      5,770   Farms of New Kent Community Dev. Auth.,
                 acquired 9/08/2006-10/03/2007; cost
                 $5,630 (b)                                         5.45        3/01/2036           1,443
      1,000   Fauquier County IDA (PRE)                             5.00       10/01/2027           1,093
      8,825   Fauquier County IDA (PRE)                             5.25       10/01/2037           9,699
      6,195   Frederick County IDA (INS) (PRE)                      4.75        6/15/2036           6,455
      1,500   Greater Richmond Convention Center Auth.              5.00        6/15/2032           1,690
      3,340   Hampton Roads Sanitation District (PRE)               5.00        4/01/2033           3,711
      5,660   Hampton Roads Sanitation District                     5.00        4/01/2033           6,166
      2,795   Hanover County EDA                                    4.50        7/01/2030           2,818
      1,100   Hanover County EDA                                    4.50        7/01/2032           1,103
      2,000   Hanover County EDA                                    5.00        7/01/2042           2,046
      6,840   Hanover County IDA (INS)                              6.38        8/15/2018           7,248
      2,000   Harrisonburg IDA (INS)                                5.00        8/15/2031           2,077

================================================================================

2  | USAA Virginia Bond Fund

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$    10,000   Harrisonburg IDA (INS)                                4.50%       8/15/2039      $   10,096
      1,200   Henrico County EDA                                    5.00        6/01/2024           1,292
        140   Henrico County EDA                                    4.25        6/01/2026             142
      2,105   Henrico County EDA                                    5.00       11/01/2030           2,318
      2,500   Henrico County EDA                                    4.00       10/01/2035           2,414
     10,000   Henrico County Water & Sewer (PRE)                    5.00        5/01/2036          10,392
      3,175   Housing Dev. Auth.                                    4.50       10/01/2036           3,307
      5,000   Housing Dev. Auth.                                    4.80        7/01/2038           5,301
      5,000   Housing Dev. Auth.                                    5.10       10/01/2038           5,395
      4,105   Housing Dev. Auth.                                    4.50        1/01/2039           4,116
      4,480   Housing Dev. Auth.                                    4.60        9/01/2040           4,593
      1,539   Lewistown Commerce Center Community Dev. Auth.        6.05        3/01/2044           1,265
        751   Lewistown Commerce Center Community Dev. Auth.        6.05        3/01/2044             735
      2,435   Lewistown Commerce Center Community Dev.
                 Auth., acquired 10/12/2007; cost $2,436 (b)        6.05        3/01/2054             122
      5,000   Lexington IDA                                         5.00       12/01/2036           5,537
      2,000   Lexington IDA                                         5.00        1/01/2043           2,184
      1,135   Loudoun County EDA                                    5.00       12/01/2031           1,305
        800   Loudoun County EDA                                    5.00       12/01/2032             916
        775   Loudoun County EDA                                    5.00       12/01/2033             886
        805   Loudoun County EDA                                    5.00       12/01/2034             916
      5,000   Lynchburg                                             4.00        6/01/2044           5,049
      3,000   Lynchburg EDA                                         5.00        9/01/2043           3,156
      3,532   Marquis Community Dev. Auth., acquired
                 3/01/2012; cost $2,926 (b),(c)                     5.63        9/01/2041           3,144
      5,389   Marquis Community Dev. Auth., acquired
                 3/01/2012; cost $468 (b),(c)                       5.63 (d)    9/01/2041             710
      5,000   Montgomery County EDA                                 5.00        6/01/2035           5,591
      5,500   Montgomery County IDA                                 5.00        2/01/2029           5,948
      4,200   Newport News EDA (PRE)                                5.00        7/01/2031           4,393
      1,045   Newport News EDA                                      5.00        7/01/2031           1,085
      1,000   Norfolk EDA                                           5.00       11/01/2030           1,101
      3,500   Norfolk EDA                                           5.00       11/01/2043           3,839
      1,585   Norfolk Redevelopment and Housing Auth.               5.50       11/01/2019           1,592
      4,963   Peninsula Town Center Community Dev. Auth.            6.45        9/01/2037           5,262
      3,000   Port Auth.                                            5.00        7/01/2030           3,356
      4,005   Port Auth. (PRE)                                      5.00        7/01/2030           4,006
     10,000   Port Auth.                                            5.00        7/01/2040          11,058
      1,000   Portsmouth                                            5.00        2/01/2033           1,134
      2,815   Powhatan County EDA (INS) (PRE)                       5.00        3/15/2032           3,023
      1,620   Prince William County (INS) (PRE)                     5.00        9/01/2024           1,706
      3,370   Prince William County IDA                             4.88        1/01/2020           3,387
      8,000   Prince William County IDA                             5.13        1/01/2026           8,022
      1,705   Prince William County IDA (e)                         5.50        9/01/2031           1,950
      2,000   Prince William County IDA                             5.50        9/01/2031           2,257
      1,000   Prince William County IDA (e)                         5.50        9/01/2034           1,138
     10,000   Prince William County IDA                             5.00       11/01/2046          10,755
     10,000   Public School Auth.                                   5.00        8/01/2024          12,154
      4,000   Radford IDA (NBGA)                                    3.50        9/15/2029           4,028
      5,310   Rappahannock Regional Jail Auth. (INS)                4.75       12/01/2031           5,553
      6,280   Rappahannock Regional Jail Auth. (INS)                4.50       12/01/2036           6,520
      1,030   Resources Auth.                                       5.00       11/01/2032           1,178
      1,685   Resources Auth. (PRE)                                 4.75       11/01/2035           1,711
      2,260   Resources Auth. (PRE)                                 4.75       11/01/2035           2,294
      2,000   Resources Auth.                                       4.38       11/01/2036           2,023
      1,435   Resources Auth.                                       5.00       11/01/2040           1,610
      7,310   Resources Auth.                                       4.00       11/01/2041           7,393
      2,500   Richmond Public Utility (INS)                         4.50        1/15/2033           2,612
      2,000   Richmond Public Utility                               5.00        1/15/2035           2,201
      6,000   Richmond Public Utility                               5.00        1/15/2038           6,748
      4,500   Richmond Public Utility                               5.00        1/15/2040           4,949

================================================================================

3  | USAA Virginia Bond Fund

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$     5,120   Roanoke County EDA (INS)                              5.00%      10/15/2027     $     5,629
      2,850   Roanoke County EDA (INS)                              5.00       10/15/2032           3,124
      1,150   Roanoke County EDA                                    5.00        7/01/2033           1,259
      4,285   Roanoke County EDA (INS)                              5.13       10/15/2037           4,710
        110   Roanoke County EDA (INS) (PRE)                        5.00        7/01/2038             128
      6,890   Roanoke County EDA (INS)                              5.00        7/01/2038           7,496
      3,000   Route 460 Funding Corp.                               5.08 (d)    7/01/2036           1,058
      2,000   Route 460 Funding Corp.                               5.12 (d)    7/01/2037             672
      2,500   Route 460 Funding Corp.                               5.13 (d)    7/01/2038             798
      6,965   Route 460 Funding Corp.                               5.17 (d)    7/01/2039           2,116
        420   Small Business Financing Auth.                        5.00        4/01/2025             472
        185   Small Business Financing Auth.                        5.25        4/01/2026             208
      1,500   Small Business Financing Auth.                        5.25        9/01/2027           1,567
        855   Small Business Financing Auth.                        5.50        4/01/2028             978
        750   Small Business Financing Auth.                        5.50        4/01/2033             850
     15,000   Small Business Financing Auth.                        5.25        9/01/2037          15,526
     11,945   Small Business Financing Auth.                        5.00       11/01/2040          13,188
      4,000   Southampton County IDA                                5.00        4/01/2025           4,123
      1,645   Stafford County and City of Stauton IDA
                 (INS) (PRE)                                        5.25        8/01/2031           1,731
      5,755   Stafford County and City of Stauton IDA
                 (INS) (PRE)                                        5.25        8/01/2031           6,055
     13,470   Stafford County and City of Stauton IDA (PRE)         5.25        8/01/2036          14,173
      2,685   Stafford County and City of Stauton IDA (INS)         5.25        8/01/2036           2,727
     10,000   Tobacco Settlement Financing Corp.                    5.00        6/01/2047           6,970
      6,315   Univ. Health System Auth.                             4.75        7/01/2036           6,732
      3,000   Univ. Health System Auth.                             4.75        7/01/2041           3,185
      4,405   Univ. of Virginia                                     5.00        6/01/2037           4,995
      5,000   Univ. of Virginia                                     4.00        4/01/2045           5,134
      5,000   Upper Occoquan Sewage Auth.                           4.00        7/01/2039           5,146
      5,000   Upper Occoquan Sewage Auth. (PRE)                     5.00        7/01/2041           5,425
      1,795   Virginia Beach Dev. Auth.                             5.00        5/01/2029           2,075
      2,165   Washington County IDA                                 5.25        8/01/2030           2,402
      2,160   Washington County IDA                                 5.50        8/01/2040           2,410
      3,185   Watkins Centre Community Dev. Auth.                   5.40        3/01/2020           3,193
      3,250   Winchester EDA                                        5.00        1/01/2044           3,527
      3,250   Winchester EDA (f)                                    5.00        1/01/2044           3,554
      3,000   Winchester IDA (PRE)                                  5.63        1/01/2044           3,456
                                                                                              -----------
                                                                                                  577,552
                                                                                              -----------
              DISTRICT OF COLUMBIA (5.6%)
      2,825   Metropolitan Washington Airports Auth.                5.00       10/01/2029           3,168
     12,465   Metropolitan Washington Airports Auth.                5.00       10/01/2030          13,789
      5,500   Metropolitan Washington Airports Auth. (INS)          5.32 (d)   10/01/2030           2,841
     11,230   Metropolitan Washington Airports Auth.                5.00       10/01/2039          12,079
      4,000   Metropolitan Washington Airports Auth.                5.00       10/01/2053           4,143
      1,000   Washington MTA                                        5.13        7/01/2032           1,132
                                                                                              -----------
                                                                                                   37,152
                                                                                              -----------
              PUERTO RICO (1.0%)
      6,180   Public Improvement (PRE)                              5.25        7/01/2032           6,476
                                                                                              -----------
              GUAM (2.2%)
      1,500   Government Business Privilege Tax                     5.00        1/01/2042           1,604
      1,255   International Airport Auth. (INS)                     5.75       10/01/2043           1,409
        500   Power Auth.                                           5.00       10/01/2031             544
      1,000   Power Auth.                                           5.00       10/01/2034           1,066
        750   Power Auth. (INS)                                     5.00       10/01/2039             844
      1,000   Power Auth. (INS)                                     5.00       10/01/2044           1,117
      2,850   Waterworks Auth.                                      5.00        7/01/2035           3,115
      4,000   Waterworks Auth.                                      5.50        7/01/2043           4,495
                                                                                              -----------
                                                                                                   14,194
                                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                          MARKET
AMOUNT                                                            COUPON            FINAL           VALUE
(000)         SECURITY                                              RATE         MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              U.S. VIRGIN ISLANDS (0.3%)
$     2,000   Public Finance Auth.                                  5.00%      10/01/2032     $     2,159
                                                                                              -----------
              Total Fixed-Rate Instruments (cost: $620,449)                                       637,533
                                                                                              -----------
              PUT BONDS (0.5%)

              VIRGINIA (0.5%)
      3,000   York County EDA (cost: $3,000)                        1.88        5/01/2033           3,035
                                                                                              -----------
              VARIABLE-RATE DEMAND NOTES (0.2%)

              VIRGINIA (0.2%)
      1,000   Madison County IDA (LOC - SunTrust Bank)
                 (e)(cost: $1,000)                                  0.09       10/01/2037           1,000
                                                                                              -----------

              TOTAL INVESTMENTS (COST: $624,449)                                              $   641,568
                                                                                              ===========

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------

                                             (LEVEL 1)        (LEVEL 2)    (LEVEL 3)
                                           QUOTED PRICES        OTHER     SIGNIFICANT
                                             IN ACTIVE      SIGNIFICANT   UNOBSERVABLE
                                              MARKETS        OBSERVABLE      INPUTS
                                           FOR IDENTICAL        INPUTS
ASSETS                                         ASSETS                                            TOTAL
------------------------------------------------------------------------------------------------------
  Fixed-Rate Instruments                 $            --  $     637,533  $          --  $      637,533
  Put Bonds                                           --          3,035             --           3,035
  Variable-Rate Demand Notes                          --          1,000             --           1,000
------------------------------------------------------------------------------------------------------
Total                                    $            --  $     641,568  $          --  $      641,568
------------------------------------------------------------------------------------------------------

For the period of April 1, 2015, through June 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Virginia Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

6  | USAA Virginia Bond Fund

================================================================================

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that securities for which price quotations or valuations are not readily available, or are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments and put bonds which are valued based on methods discussed in Note A1 and variable-rate demand notes which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

7  | USAA Virginia Bond Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2015, were $29,009,000 and $11,890,000, respectively, resulting in net unrealized appreciation of $17,119,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $656,312,000 at June 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2015, was $5,419,000, which represented 0.8% of the Fund's net assets.
(c) Restricted security that is not registered under the Securities Act of 1933.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(e) At June 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(f) At June 30, 2015, the aggregate market value of securities purchased on a when-issued basis was $3,554,000.

================================================================================

                                          Notes to Portfolio of Investments |  8

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VIRGINIA MONEY MARKET FUND
JUNE 30, 2015

                                                                      (Form N-Q)

48503-0815                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: JPMorgan Chase Bank, N.A. or Wells Fargo & Co.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA       Economic Development Authority
IDA       Industrial Development Authority/Agency

================================================================================

1  | USAA Virginia Money Market Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
June 30, 2015 (unaudited)

PRINCIPAL
AMOUNT                                                         COUPON             FINAL           VALUE
(000)         SECURITY                                           RATE          MATURITY           (000)
-------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (100.0%)

              VIRGINIA (95.2%)
$     2,600   Albemarle County IDA (LOC - Wells Fargo
                 Bank, N.A.)                                     0.08%       10/01/2022     $     2,600
      1,305   Alexandria IDA (LOC - Bank of America, N.A.)       0.12         7/01/2026           1,305
      8,920   Alexandria IDA (LOC - Branch Banking &
                 Trust Co.)                                      0.08        10/01/2030           8,920
      6,500   Alexandria IDA (LOC - Branch Banking &
                 Trust Co.)                                      0.08        10/01/2035           6,500
      2,860   Alexandria IDA (LOC - SunTrust Bank)               0.26         8/01/2036           2,860
      6,910   Capital Region Airport Commission (LOC - Wells
                 Fargo Bank, N.A.)                               0.08         6/01/2035           6,910
      4,825   College Building Auth. (LIQ) (a)                   0.08         2/01/2021           4,825
      8,345   College Building Auth. (LIQ) (a)                   0.09         9/01/2028           8,345
      1,400   Fairfax County EDA (LOC - SunTrust Bank)           0.26         6/01/2037           1,400
     16,200   Fairfax County IDA                                 0.07         5/15/2035          16,200
      7,160   Fauquier County IDA (LOC - PNC Bank, N.A.)         0.07         4/01/2038           7,160
      8,300   Hampton Roads Sanitation District                  0.05        11/01/2041           8,300
      8,385   Hanover County EDA (LOC - U.S. Bank, N.A.)         0.06        11/01/2025           8,385
      6,000   Hanover County EDA (LOC - Bank of New York
                 Mellon)                                         0.07        11/01/2025           6,000
      5,025   Harrisonburg IDA (LOC - Branch Banking &
                 Trust Co.)                                      0.06         4/01/2036           5,025
      8,425   Lexington IDA                                      0.07         1/01/2035           8,425
     14,500   Loudoun County IDA                                 0.04         2/15/2038          14,500
      3,800   Loudoun County IDA (LOC - PNC Bank, N.A.)          0.07         3/01/2038           3,800
      8,000   Lynchburg IDA (LOC - Federal Home Loan Bank
                 of Atlanta)                                     0.07         1/01/2028           8,000
      2,600   Norfolk Redevelopment and Housing Auth.
                 (LOC - Bank of America, N.A.)                   0.05         8/01/2031           2,600
      2,100   Norfolk Redevelopment and Housing Auth.
                 (LOC - Bank of America, N.A.)                   0.05         8/01/2033           2,100
      4,970   Norfolk Redevelopment and Housing Auth.
                 (LOC - Bank of America, N.A.)                   0.16         7/01/2034           4,970
      7,420   Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)      0.03         7/01/2016           7,420
      2,640   Roanoke County EDA (LOC - Branch Banking &
                 Trust Co.)                                      0.12        10/01/2028           2,640
      2,495   Stafford County EDA (LIQ) (a)                      0.15        10/01/2015           2,495
      5,990   Stafford County IDA (LOC - Bank of America, N.A.)  0.10         8/01/2028           5,990
        910   Stafford County IDA (LOC - U.S. Bank, N.A.)        0.10         5/01/2049             910
      3,500   Univ. of Virginia (LIQ) (a)                        0.04         6/01/2032           3,500
      2,000   Virginia Beach (LIQ) (a)                           0.08        10/01/2015           2,000
                                                                                            -----------
                                                                                                164,085
                                                                                            -----------

================================================================================

2  | USAA Virginia Money Market Fund

================================================================================

              DISTRICT OF COLUMBIA (4.8%)
      8,220   Metropolitan Washington Airports Auth. (LOC -
                 TD Bank, N.A.)                                  0.06        10/01/2039           8,220
                                                                                            -----------
              Total Variable-Rate Demand Notes (cost: $172,305)                                 172,305
                                                                                            -----------

              TOTAL INVESTMENTS (COST: $172,305)                                            $   172,305
                                                                                            ===========

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------

                                           (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                         QUOTED PRICES       OTHER        SIGNIFICANT
                                           IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                            MARKETS       OBSERVABLE        INPUTS
                                         FOR IDENTICAL     INPUTS
ASSETS                                      ASSETS                                               TOTAL
------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes             $            --  $     172,305  $           --  $       172,305
------------------------------------------------------------------------------------------------------
Total                                  $            --  $     172,305  $           --  $       172,305
------------------------------------------------------------------------------------------------------

================================================================================

3  | USAA Virginia Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Virginia Money Market Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

================================================================================

4  | USAA Virginia Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $172,338,000 at June 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F. REGULATORY MATTERS - In July 2014, the Securities and Exchange Commission
(SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rules amendments. Initial compliance dates for the various amendments range from July 2015 to October 2016.

================================================================================

5  | USAA Virginia Money Market Fund

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                          Notes to Portfolio of Investments |  6

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2015

                                                                      (Form N-Q)

48497-0815                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Deutsche Bank A.G., Dexia Credit Local, or Landesbank Hessen-Thuringen.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

1  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Federal Home Loan Mortgage Corp., Federal Housing Administration, Federal Housing Association Insured Mortgage Nursing Home, Michigan School Bond Qualification and Loan Program, Pennsylvania Public School Intercept Program, or Texas Permanent School Fund.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)
EDA       Economic Development Authority
EDC       Economic Development Corp.
ETM       Escrowed to final maturity
IDA       Industrial Development Authority/Agency
IDC       Industrial Development Corp.
ISD       Independent School District
MTA       Metropolitan Transportation Authority
PRE       Prerefunded to a date prior to maturity
USD       Unified School District

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
June 30, 2015 (unaudited)

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (83.4%)

              ALABAMA (0.6%)
$    16,340   Montgomery Medical Clinic Board                           4.75%        3/01/2026             $   16,491
      5,000   Private Colleges and Universities Facilities Auth. (INS)  4.75         9/01/2026                  5,038
                                                                                                           ----------
                                                                                                               21,529
                                                                                                           ----------

              ARIZONA (2.6%)
     20,310   Apache County IDA                                         4.50         3/01/2030                 21,800
      6,000   Health Facilities Auth.                                   5.00         2/01/2027                  6,492
      2,500   Maricopa County Union High School District No.
                   210 (INS)                                            4.50         7/01/2024                  2,500
     15,000   Mohave County IDA                                         7.50         5/01/2019                 16,957
      3,270   Phoenix Civic Improvement Corp. (INS)                     5.50         7/01/2024                  3,955
      2,115   Phoenix Civic Improvement Corp. (INS)                     5.50         7/01/2025                  2,565
      8,800   Phoenix IDA (a)                                           3.75         7/01/2024                  8,707
     11,100   Phoenix IDA (a)                                           5.00         7/01/2034                 11,359
      2,680   Pima County IDA                                           4.50         6/01/2030                  2,866
      2,000   Pinal County IDA (INS)                                    5.25        10/01/2020                  2,050
      1,250   Pinal County IDA (INS)                                    5.25        10/01/2022                  1,274
      2,000   Pinal County IDA (INS)                                    4.50        10/01/2025                  2,008
      3,540   State (INS)                                               5.00        10/01/2019                  4,056
      7,275   State (INS)                                               5.25        10/01/2020                  8,303
      7,180   Univ. Medical Center Corp. (PRE)                          5.00         7/01/2022                  7,181
                                                                                                           ----------
                                                                                                              102,073
                                                                                                           ----------

              ARKANSAS (0.3%)
      3,125   Baxter County                                             5.00         9/01/2026                  3,167
      4,000   Independence County (INS)                                 4.90         7/01/2022                  4,076
      4,290   Pulaski Technical College (INS) (b)                       5.00         9/01/2030                  4,794
                                                                                                           ----------
                                                                                                               12,037
                                                                                                           ----------

              CALIFORNIA (10.4%)
        500   Anaheim Public Financing Auth.                            5.00         5/01/2028                    575
        500   Anaheim Public Financing Auth.                            5.00         5/01/2029                    572
      1,000   Anaheim Public Financing Auth.                            5.00         5/01/2030                  1,139
      1,510   Cerritos Community College District                       5.02 (c)     8/01/2025                  1,081
      1,000   Cerritos Community College District                       5.24 (c)     8/01/2027                    656
      1,000   Cerritos Community College District                       5.41 (c)     8/01/2028                    623
     10,000   Chabot-Las Positas Community College
                   District (INS)                                       4.85 (c)     8/01/2022                  7,424
      5,000   Chabot-Las Positas Community College
                   District (INS)                                       4.88 (c)     8/01/2023                  3,531
      5,000   City and County of San Francisco Airport
                   Commission                                           5.25         5/01/2022                  5,721
      7,000   City and County of San Francisco Airport
                   Commission                                           5.25         5/01/2023                  7,994
      5,000   City and County of San Francisco Airport
                   Commission                                           4.90         5/01/2029                  5,669

================================================================================

3  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
$     2,000   Coronado Community Dev. Agency (INS)                      5.00%        9/01/2024             $    2,016
      6,810   El Camino Community College District                      4.25 (c)     8/01/2026                  4,720
      7,665   El Camino Community College District                      4.42 (c)     8/01/2027                  5,065
      5,500   El Camino Community College District                      4.58 (c)     8/01/2028                  3,482
     46,605   Golden State Tobacco Securitization Corp. (INS)           4.17 (c)     6/01/2025                 34,057
      2,475   Health Facilities Financing Auth. (PRE)                   5.13         7/01/2022                  2,475
      2,000   Health Facilities Financing Auth.                         5.00         8/15/2027                  2,274
      5,000   Health Facilities Financing Auth.                         5.25         8/15/2031                  5,724
      1,000   Irvine City                                               5.00         9/02/2029                  1,098
      5,000   Irvine USD Special Tax District (INS)                     5.25         9/01/2019                  5,711
      2,500   Irvine USD Special Tax District (INS)                     4.50         9/01/2020                  2,750
      6,745   Kern County Board of Education (INS)                      5.00         6/01/2026                  6,927
      1,300   Los Angeles County                                        5.00         3/01/2023                  1,542
     20,000   Los Angeles Department of Water and Power
                   (INS) (PRE)                                          4.75         7/01/2025                 20,003
      6,400   Public Works Board                                        5.50         4/01/2021                  7,405
      6,755   Public Works Board                                        5.60         4/01/2022                  7,801
      3,000   Public Works Board                                        5.13         3/01/2023                  3,447
      3,130   Public Works Board                                        5.75         4/01/2023                  3,618
      1,185   Public Works Board                                        5.00        11/01/2023                  1,402
      2,500   Public Works Board                                        5.25         3/01/2024                  2,877
      2,000   Public Works Board                                        5.00        11/01/2024                  2,369
      1,250   Public Works Board                                        5.00         3/01/2025                  1,450
      2,000   Public Works Board                                        5.38         3/01/2025                  2,304
      1,365   Public Works Board                                        5.00         3/01/2026                  1,570
     10,000   Public Works Board                                        5.00         4/01/2028                 11,381
      7,000   Public Works Board                                        5.00        11/01/2028                  8,025
      5,000   Public Works Board                                        5.00         4/01/2029                  5,659
     11,465   Public Works Board                                        5.00        10/01/2031                 13,057
      1,430   Sacramento Financing Auth. (INS)                          5.00        12/01/2024                  1,457
     15,265   Sacramento Municipal Utility District Financing
                   Auth. (INS) (PRE)                                    4.75         7/01/2024                 15,939
     10,000   Sacramento Municipal Utility District Financing
                   Auth. (PRE)                                          5.13         7/01/2029                 10,479
      4,720   Salinas Union High School District (INS)                  4.37 (c)     6/01/2016                  4,692
      2,000   Salinas Union High School District (INS)                  4.37 (c)    10/01/2016                  1,981
      3,525   San Bernardino County Redevelopment
                   Agency(INS)                                          5.00         9/01/2025                  3,549
        775   San Diego Public Facilities Financing Auth.               5.00        10/15/2030                    864
      1,000   San Diego Public Facilities Financing Auth.               5.00        10/15/2031                  1,110
      1,000   San Diego Public Facilities Financing Auth.               5.00        10/15/2032                  1,106
      1,635   San Diego Public Facilities Financing Auth.               5.00        10/15/2033                  1,827
      1,000   San Diego Public Facilities Financing Auth.               5.00        10/15/2034                  1,111
      1,250   San Diego Public Facilities Financing Auth.               5.00        10/15/2035                  1,383
      2,395   San Diego USD (INS)                                       4.50         7/01/2025                  2,510
      3,000   San Jose USD (INS) (PRE)                                  4.50         6/01/2024                  3,172
      7,065   Santa Clara County Financing Auth. (INS) (PRE)            4.75         5/15/2023                  7,339
      7,400   Santa Clara County Financing Auth. (INS) (PRE)            4.75         5/15/2024                  7,687
      7,750   Santa Clara County Financing Auth. (INS) (PRE)            4.75         5/15/2025                  8,051
      2,500   Solano Community College District (INS)                   4.85 (c)     8/01/2023                  1,724
      4,735   Solano Community College District (INS)                   4.88 (c)     8/01/2024                  3,095
      4,035   South Orange County Public Financing
                   Auth. (INS)                                          5.00         8/15/2022                  4,055
      4,920   South Orange County Public Financing
                   Auth. (INS)                                          5.00         8/15/2025                  4,945
     20,000   State                                                     5.25        10/01/2022                 23,195
     27,445   State                                                     5.75         4/01/2027                 31,620
     10,000   State Univ.                                               5.00        11/01/2029                 11,706
      3,120   Statewide Communities Dev. Auth.                          5.00         5/15/2021                  3,225
      3,275   Statewide Communities Dev. Auth.                          5.00         5/15/2022                  3,382
      3,440   Statewide Communities Dev. Auth.                          5.00         5/15/2023                  3,553
      3,610   Statewide Communities Dev. Auth.                          5.00         5/15/2024                  3,728
      3,795   Statewide Communities Dev. Auth.                          5.00         5/15/2025                  3,917
      1,000   Statewide Communities Dev. Auth.                          5.13         5/15/2031                  1,099
      7,515   Tobacco Securitization Auth.                              4.75         6/01/2025                  7,467

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
$     3,470   Tuolumne Wind Project Auth.                               5.00%        1/01/2022             $    3,884
     10,000   Upland City                                               6.00         1/01/2026                 11,558
      2,000   Washington Township Health Care District                  5.75         7/01/2024                  2,258
      3,500   Washington Township Health Care District                  5.00         7/01/2025                  3,843
                                                                                                           ----------
                                                                                                              407,705
                                                                                                           ----------

              COLORADO (2.9%)
      5,000   Adams and Arapahoe Counties Joint School
                   District No. 28J                                     3.20 (c)    12/01/2022                  4,226
      4,500   Adams County (INS)                                        4.38         9/01/2017                  4,530
     30,955   Denver Health and Hospital Auth.                          4.75        12/01/2027                 32,038
      1,000   Health Facilities Auth.                                   5.25         6/01/2023                  1,030
      2,750   Health Facilities Auth.                                   5.00         6/01/2028                  2,929
      1,000   Health Facilities Auth.                                   5.00        12/01/2028                  1,070
      1,500   Health Facilities Auth.                                   5.00        12/01/2029                  1,600
      4,000   Health Facilities Auth.                                   5.00        12/01/2035                  4,199
     10,000   Regional Transportation District                          5.00         6/01/2025                 11,263
      7,585   Regional Transportation District                          5.00         6/01/2029                  8,590
     14,175   Regional Transportation District                          5.00         6/01/2030                 15,979
     15,005   Regional Transportation District                          5.00         6/01/2031                 16,870
      9,045   State (INS) (PRE)                                         5.00        11/01/2023                  9,190
                                                                                                           ----------
                                                                                                              113,514
                                                                                                           ----------

              CONNECTICUT (0.3%)
     10,000   Health and Educational Facilities Auth.                   5.00         7/01/2034                 10,888
      6,770   Mashantucket (Western) Pequot Tribe, acquired
                   7/01/2013-3/30/2015; cost $4,142 (d),(e)             6.97 (j)     7/01/2031                    474
                                                                                                           ----------
                                                                                                               11,362
                                                                                                           ----------

              DISTRICT OF COLUMBIA (0.8%)
        375   District of Columbia                                      5.00         7/01/2023                    429
      7,000   District of Columbia (INS) (PRE)                          5.00         1/01/2025                  7,165
      3,870   District of Columbia                                      5.63        10/01/2025                  4,031
      5,000   District of Columbia                                      5.75        10/01/2026                  5,214
      6,980   District of Columbia (INS)                                5.00         5/01/2027                  5,247
      6,000   District of Columbia                                      5.75        10/01/2027                  6,241
      1,280   District of Columbia                                      6.00         7/01/2033                  1,488
                                                                                                           ----------
                                                                                                               29,815
                                                                                                           ----------

              FLORIDA (8.6%)
      5,165   Brevard County School Board (INS) (PRE)                   5.00         7/01/2025                  5,288
      2,500   Broward County Airport System                             5.00        10/01/2024                  2,816
      6,500   Broward County School Board (INS) (PRE)                   5.00         7/01/2023                  6,801
      4,000   Broward County School Board (INS) (PRE)                   5.00         7/01/2024                  4,185
      3,710   Broward County School Board (INS) (PRE)                   5.00         7/01/2025                  3,710
      2,000   Broward County School Board                               5.00         7/01/2029                  2,262
      2,000   Broward County School Board                               5.00         7/01/2030                  2,251
      3,270   Flagler County School Board (INS) (PRE)                   5.00         8/01/2025                  3,283
      2,325   Halifax Hospital Medical Center                           5.00         6/01/2035                  2,491
      8,000   Hillsborough County IDA                                   5.65         5/15/2018                  8,934
      4,250   Indian River County School Board (INS) (PRE)              5.00         7/01/2024                  4,251
      3,500   Jacksonville                                              5.00        10/01/2028                  3,966
      1,250   Lake County School Board (INS)                            5.00         6/01/2029                  1,410
      2,225   Lake County School Board (INS)                            5.00         6/01/2030                  2,499
      2,500   Lee County                                                5.00        10/01/2023                  2,965
      2,700   Lee County                                                5.00        10/01/2024                  3,223
      4,000   Lee County (b)                                            5.00        10/01/2033                  4,476
      7,245   Lee County IDA                                            5.00        10/01/2028                  7,590
     10,535   Lee County School Board (INS) (PRE)                       5.00         8/01/2027                 10,578
      3,750   Lee County School Board                                   5.00         8/01/2028                  4,304
      6,465   Lee County School Board (INS) (PRE)                       5.00         8/01/2028                  6,492
      6,560   Miami Beach City Health Facilities Auth.                  5.00        11/15/2029                  7,157

================================================================================

5  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
$     7,500   Miami-Dade County                                         3.75%       12/01/2018             $    8,009
      8,375   Miami-Dade County (INS) (PRE)                             4.75        11/01/2023                  8,841
      2,345   Miami-Dade County (INS)                                   5.00        10/01/2024                  2,548
      9,830   Miami-Dade County (INS) (PRE)                             4.75        11/01/2024                 10,377
      2,000   Miami-Dade County                                         5.00        10/01/2025                  2,271
      3,670   Miami-Dade County (INS)                                   5.00        10/01/2025                  3,988
      2,500   Miami-Dade County (INS) (PRE)                             5.00        10/01/2026                  2,732
      6,440   Miami-Dade County                                         5.00        10/01/2026                  7,266
      7,000   Miami-Dade County                                         5.00        10/01/2027                  7,897
     10,000   Miami-Dade County Expressway Auth.                        5.00         7/01/2028                 11,248
      7,000   Miami-Dade County Expressway Auth.                        5.00         7/01/2029                  7,831
      1,000   Miami-Dade County Expressway Auth.                        5.00         7/01/2029                  1,131
      1,610   Miami-Dade County Expressway Auth.                        5.00         7/01/2030                  1,812
      2,000   Miami-Dade County Expressway Auth.                        5.00         7/01/2030                  2,266
      1,255   Miami-Dade County Expressway Auth.                        5.00         7/01/2031                  1,409
      2,000   Miami-Dade County Expressway Auth.                        5.00         7/01/2031                  2,256
      2,000   Miami-Dade County Expressway Auth.                        5.00         7/01/2032                  2,236
      2,000   Miami-Dade County Expressway Auth.                        5.00         7/01/2033                  2,233
      2,000   Miami-Dade County Expressway Auth.                        5.00         7/01/2034                  2,227
      4,750   Miami-Dade County Health Facilities Auth.                 5.00         8/01/2027                  5,220
      4,950   Miami-Dade County Health Facilities Auth.                 5.00         8/01/2028                  5,407
      5,250   Miami-Dade County Health Facilities Auth.                 5.00         8/01/2029                  5,660
      3,500   Miami-Dade County Health Facilities Auth.                 5.00         8/01/2030                  3,766
      5,780   Miami-Dade County Health Facilities Auth.                 5.00         8/01/2031                  6,215
     10,000   Miami-Dade County School Board (INS)                      5.00         2/01/2024                 10,731
     12,000   Miami-Dade County School Board (INS)                      5.25         5/01/2025                 13,154
     12,000   Orange County Health Facility Auth.                       5.25        10/01/2022                 13,612
      5,000   Orange County Health Facility Auth.                       5.38        10/01/2023                  5,660
      3,055   Osceola County School Board                               5.00         6/01/2028                  3,462
      7,595   Palm Beach County Health Facilities Auth.                 5.00        11/15/2023                  8,357
        650   Palm Beach County School Board (INS)                      5.00         8/01/2022                    653
      1,995   Pinellas County Educational Facilities Auth.              5.00        10/01/2021                  2,264
      1,080   Pinellas County Educational Facilities Auth.              4.00        10/01/2022                  1,145
      1,415   Pinellas County Educational Facilities Auth.              4.00        10/01/2023                  1,482
      2,045   Pinellas County Educational Facilities Auth.              5.38        10/01/2026                  2,254
      1,895   Pinellas County Educational Facilities Auth.              5.00        10/01/2027                  2,057
      2,615   Pinellas County Educational Facilities Auth.              6.50        10/01/2031                  3,028
      7,370   Saint Lucie County (INS)                                  5.00        10/01/2028                  8,378
      2,045   Saint Lucie County School Board                           5.00         7/01/2025                  2,376
      1,500   Saint Lucie County School Board                           5.00         7/01/2026                  1,724
      3,195   Southeast Overtown/Park West Community
                   Redevelopment Agency (a)                             5.00         3/01/2030                  3,431
      8,970   Sunshine State Governmental Financing
                   Commission                                           5.00         9/01/2019                 10,218
      5,525   Sunshine State Governmental Financing
                   Commission                                           5.00         9/01/2020                  6,395
      1,055   Sunshine State Governmental Financing
                   Commission (INS)                                     5.00         9/01/2021                  1,230
      1,000   Volusia County Educational Facilities Auth.               5.00        10/15/2028                  1,118
      1,000   Volusia County Educational Facilities Auth.               5.00        10/15/2029                  1,114
      1,500   Volusia County Educational Facilities Auth.               5.00        10/15/2030                  1,661
      1,560   Volusia County Educational Facilities Auth.               5.00        10/15/2032                  1,716
      4,585   Volusia County School Board (INS) (PRE)                   5.00         8/01/2022                  4,604
      4,920   Volusia County School Board (INS) (PRE)                   5.00         8/01/2023                  4,940
      5,165   Volusia County School Board (INS) (PRE)                   5.00         8/01/2024                  5,186
                                                                                                           ----------
                                                                                                              337,728
                                                                                                           ----------
              GEORGIA (0.5%)
     10,000   Burke County Dev. Auth.                                   7.00         1/01/2023                 11,317
      3,600   Glynn-Brunswick Memorial Hospital Auth. (PRE)             5.25         8/01/2023                  4,038
        400   Glynn-Brunswick Memorial Hospital Auth.                   5.25         8/01/2023                    438
      3,000   Private Colleges and Universities Auth.                   5.25        10/01/2027                  3,344

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
$     2,000   Private Colleges and Universities Auth.                   5.25%       10/01/2027             $    2,217
                                                                                                           ----------
                                                                                                               21,354
                                                                                                           ----------
              GUAM (0.4%)
      1,000   Power Auth. (INS)                                         5.00        10/01/2027                  1,154
      1,000   Power Auth.                                               5.00        10/01/2029                  1,099
      1,000   Power Auth. (INS)                                         5.00        10/01/2030                  1,141
      1,000   Power Auth.                                               5.00        10/01/2030                  1,093
        695   Power Auth.                                               5.00        10/01/2031                    757
      1,000   Power Auth. (INS)                                         5.00        10/01/2032                  1,141
        750   Waterworks Auth.                                          5.00         7/01/2023                    859
        600   Waterworks Auth.                                          5.00         7/01/2024                    690
        750   Waterworks Auth.                                          5.00         7/01/2025                    854
      1,000   Waterworks Auth.                                          5.00         7/01/2028                  1,102
      1,000   Waterworks Auth.                                          5.00         7/01/2029                  1,108
      3,000   Waterworks Auth.                                          5.25         7/01/2033                  3,328
                                                                                                           ----------
                                                                                                               14,326
                                                                                                           ----------
              ILLINOIS (9.7%)
        775   Bedford Park Village                                      4.60        12/01/2017                    782
      3,240   Bedford Park Village                                      4.80        12/01/2020                  3,268
      3,085   Bedford Park Village                                      4.90        12/01/2023                  3,106
      3,596   Chicago                                                   6.63        12/01/2022                  3,613
     30,000   Chicago (INS)                                             4.45 (c)     1/01/2023                 20,810
      1,000   Chicago                                                   5.00         1/01/2031                  1,040
      2,000   Chicago                                                   5.00        11/01/2031                  2,127
      1,000   Chicago                                                   5.00         1/01/2032                  1,037
      2,000   Chicago                                                   5.00        11/01/2033                  2,118
      6,525   Chicago Midway Airport                                    5.00         1/01/2027                  7,289
     11,750   Chicago Midway Airport                                    5.00         1/01/2029                 13,055
      5,175   Chicago Midway Airport                                    5.00         1/01/2030                  5,726
      8,910   Chicago Midway Airport                                    5.00         1/01/2031                  9,830
      6,000   Chicago Midway Airport                                    5.00         1/01/2032                  6,601
      1,635   Chicago Midway Airport                                    5.25         1/01/2033                  1,808
      7,000   Chicago-O'Hare International Airport (INS)                5.00         1/01/2021                  7,160
     10,000   Chicago-O'Hare International Airport (INS)                5.00         1/01/2022                 10,228
      9,000   Chicago-O'Hare International Airport                      5.25         1/01/2024                 10,121
      3,620   Chicago-O'Hare International Airport (INS)                5.00         1/01/2028                  4,057
      1,500   Chicago-O'Hare International Airport (INS)                5.00         1/01/2029                  1,669
     13,480   Chicago-O'Hare International Airport                      5.25         1/01/2029                 15,233
      2,150   Chicago-O'Hare International Airport (INS)                5.13         1/01/2030                  2,402
      2,370   Finance Auth.                                             5.50         5/01/2017                  2,519
      4,340   Finance Auth.                                             5.75         5/01/2018                  4,743
      2,080   Finance Auth.                                             5.00         2/15/2020                  2,330
      1,710   Finance Auth.                                             5.00         2/15/2022                  1,908
        750   Finance Auth.                                             5.25         4/01/2022                    771
      2,000   Finance Auth.                                             5.00         4/01/2023                  2,012
      3,400   Finance Auth. (INS) (PRE)                                 5.00        11/01/2023                  3,821
      7,140   Finance Auth.                                             5.13         2/15/2025                  7,940
      4,165   Finance Auth.                                             5.00         4/01/2025                  4,181
      8,210   Finance Auth.                                             4.50         5/15/2025                  8,697
      7,665   Finance Auth.                                             5.38         8/15/2026                  8,806
      8,000   Finance Auth.                                             4.50        11/15/2026                  8,100
      1,750   Finance Auth.                                             5.40         4/01/2027                  1,787
      8,250   Finance Auth.                                             5.50         7/01/2028                  9,449
     20,000   Finance Auth.                                             3.90         3/01/2030                 20,060
      1,000   Finance Auth.                                             5.00         5/15/2030                  1,094
      3,385   Finance Auth.                                             5.00         9/01/2034                  3,548
      1,100   Finance Auth.                                             5.00         5/15/2035                  1,184
      4,000   Finance Auth.                                             5.00         8/15/2035                  4,294
        315   Housing Dev. Auth.                                        4.55         7/01/2021                    319
        365   Housing Dev. Auth.                                        4.60         7/01/2023                    368
      2,800   Kane Cook, and Dupage Counties                            5.00         1/01/2032                  3,087

================================================================================

7  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
$     4,000   Kane Cook, and Dupage Counties                            5.00%        1/01/2033             $    4,407
      3,495   Lake County Community Unit School District
                   (INS) (ETM)                                          5.13 (c)    12/01/2016                  3,464
      4,555   Lake County Community Unit School
                   District (INS)                                       5.13 (c)    12/01/2016                  4,483
      2,500   Metropolitan Pier and Exposition Auth. (INS)              5.20         6/15/2017                  2,672
      2,500   Metropolitan Pier and Exposition Auth. (INS)              5.30         6/15/2018                  2,720
      4,000   Metropolitan Pier and Exposition Auth. (INS)              5.40         6/15/2019                  4,357
      5,000   Metropolitan Pier and Exposition Auth. (INS)              5.70 (c)     6/15/2026                  3,244
     25,000   Municipal Electric Agency                                 4.00         2/01/2033                 25,082
      2,000   Northeastern Illinois Univ.                               4.75        10/01/2025                  2,009
      7,095   Railsplitter Tobacco Settlement Auth.                     5.00         6/01/2018                  7,810
     10,000   Railsplitter Tobacco Settlement Auth.                     5.50         6/01/2023                 11,540
      3,000   Sports Facilities Auth. (INS)                             5.25         6/15/2030                  3,275
      5,000   Sports Facilities Auth. (INS)                             5.25         6/15/2031                  5,435
      5,000   Sports Facilities Auth. (INS)                             5.25         6/15/2032                  5,420
      8,500   Springfield                                               5.00        12/01/2030                  9,510
      3,700   Springfield School District No. 186 (INS)                 5.00         2/01/2024                  4,234
      7,200   Springfield School District No. 186 (INS)                 5.00         2/01/2025                  8,122
      4,215   Springfield School District No. 186 (INS)                 5.00         2/01/2026                  4,712
      5,000   State (INS)                                               5.00         1/01/2021                  5,431
     10,000   State (INS)                                               5.00         4/01/2029                 10,497
      5,225   Village of Gilberts (INS)                                 5.00         3/01/2030                  5,580
     14,070   Will County Forest Preserve District (INS)                5.40 (c)    12/01/2017                 13,620
                                                                                                           ----------
                                                                                                              381,722
                                                                                                           ----------

              INDIANA (1.7%)
      1,470   Finance Auth.                                             5.00         5/01/2024                  1,691
     20,000   Finance Auth. (INS)                                       4.55        12/01/2024                 20,405
      1,200   Finance Auth.                                             5.00         5/01/2027                  1,335
      1,900   Finance Auth.                                             5.00        10/01/2027                  2,045
     10,500   Finance Auth.                                             5.00         6/01/2032                 11,178
      4,000   Health and Educational Facility Financing Auth.           5.00         2/15/2021                  4,112
      8,375   Health and Educational Facility Financing Auth.           5.00         2/15/2022                  8,609
      3,000   Jasper County (INS)                                       5.85         4/01/2019                  3,400
      6,500   Richmond Hospital Auth.                                   5.00         1/01/2035                  7,023
      6,000   Rockport (INS)                                            4.63         6/01/2025                  6,304
      6,040   St. Joseph County, acquired 12/17/1998; cost
                   $5,980 (d),(f)                                       5.75         2/15/2019                    295
      1,500   Vanderburgh County Redevelopment
                   District (PRE)                                       5.00         2/01/2026                  1,576
                                                                                                           ----------
                                                                                                               67,973
                                                                                                           ----------

              IOWA (0.5%)
      1,325   Finance Auth. (INS)                                       5.00        12/01/2021                  1,383
      1,390   Finance Auth. (INS)                                       5.00        12/01/2022                  1,447
      1,460   Finance Auth. (INS)                                       5.00        12/01/2023                  1,517
      1,535   Finance Auth. (INS)                                       5.00        12/01/2024                  1,592
      1,610   Finance Auth. (INS)                                       5.00        12/01/2025                  1,666
      1,690   Finance Auth. (INS)                                       5.00        12/01/2026                  1,746
      2,475   Waterloo Community School District                        5.00         7/01/2024                  2,744
      2,775   Waterloo Community School District                        5.00         7/01/2025                  3,065
      4,510   Waterloo Community School District                        5.00         7/01/2027                  4,853
                                                                                                           ----------
                                                                                                               20,013
                                                                                                           ----------

              KANSAS (0.1%)
      3,725   Wyandotte County                                          6.07 (c)     6/01/2021                  2,710
                                                                                                           ----------

              KENTUCKY (0.8%)
      6,130   Economic Dev. Finance Auth.                               4.05 (c)    10/01/2024                  4,363
      7,500   Economic Dev. Finance Auth. (INS)                         5.75        12/01/2028                  7,953
      3,830   Louisville/Jefferson County Metro Government              5.00        12/01/2022                  4,436

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
$     2,760   Louisville/Jefferson County Metro Government              5.00%       12/01/2023             $    3,160
      7,160   Louisville/Jefferson County Metro Government              5.00        12/01/2024                  8,102
      3,725   Pikeville City Hospital Improvement                       5.75         3/01/2026                  4,260
                                                                                                           ----------
                                                                                                               32,274
                                                                                                           ----------
              LOUISIANA (2.5%)
      2,750   Jefferson Parish Hospital District No. 1 (INS)            5.50         1/01/2026                  3,138
      3,000   Jefferson Parish Hospital District No. 1 (INS)            5.38         1/01/2031                  3,361
      3,750   Local Government Environmental Facilities and
                   Community Dev. Auth.                                 6.50         8/01/2029                  4,462
     20,000   Public Facilities Auth.                                   5.00         9/01/2028                 20,151
      8,995   Public Facilities Auth.                                   5.00         7/01/2033                  9,727
     13,550   Public Facilities Auth.                                   5.00         7/01/2034                 14,652
      5,330   Shreveport (INS)                                          5.00        12/01/2031                  5,930
      5,125   Shreveport (INS)                                          5.00        12/01/2032                  5,681
      2,440   Terrebonne Parish Hospital Service District No. 1         5.00         4/01/2022                  2,721
      2,570   Terrebonne Parish Hospital Service District No. 1         5.00         4/01/2023                  2,853
      2,000   Terrebonne Parish Hospital Service District No. 1         4.65         4/01/2024                  2,156
      4,250   Terrebonne Parish Hospital Service District No. 1         5.00         4/01/2028                  4,657
      5,000   Tobacco Settlement Financing Corp.                        5.00         5/15/2023                  5,838
     10,000   Tobacco Settlement Financing Corp.                        5.25         5/15/2031                 11,090
                                                                                                           ----------
                                                                                                               96,417
                                                                                                           ----------
              MAINE (0.4%)
      1,635   Health and Higher Educational Facilities Auth.            5.00         7/01/2024                  1,844
      1,000   Health and Higher Educational Facilities Auth.            5.00         7/01/2026                  1,103
     11,500   Health and Higher Educational Facilities Auth.            6.00         7/01/2026                 12,886
      1,000   Health and Higher Educational Facilities Auth.            5.00         7/01/2027                  1,090
                                                                                                           ----------
                                                                                                               16,923
                                                                                                           ----------
              MARYLAND (0.3%)
        325   Community Dev. Administration                             5.88         7/01/2016                    326
      2,500   EDC                                                       6.20         9/01/2022                  2,906
      5,000   Health and Higher Educational Facilities
                   Auth. (PRE)                                          6.00         1/01/2028                  5,460
      1,000   Health and Higher Educational Facilities
                   Auth. (b)                                            5.00         7/01/2033                  1,079
      2,200   Health and Higher Educational Facilities
                   Auth. (b)                                            5.00         7/01/2034                  2,371
                                                                                                           ----------
                                                                                                               12,142
                                                                                                           ----------
              MASSACHUSETTS (1.0%)
      5,545   Bay Transportation Auth.                                  4.60 (c)     7/01/2022                  4,231
      5,000   Bay Transportation Auth.                                  4.70 (c)     7/01/2024                  3,447
      1,600   Bay Transportation Auth.                                  4.73 (c)     7/01/2025                  1,043
        640   Dev. Finance Agency                                       5.00         7/01/2020                    706
      1,480   Dev. Finance Agency                                       5.00         7/01/2022                  1,636
      4,500   Dev. Finance Agency                                       6.25         1/01/2027                  5,164
      1,720   Dev. Finance Agency                                       5.00         7/01/2027                  1,832
      2,000   Dev. Finance Agency                                       5.00         7/01/2030                  2,116
      3,110   Health and Educational Facilities Auth.                   5.00         7/01/2019                  3,393
      9,000   Health and Educational Facilities Auth.                   6.00         7/01/2024                 10,354
      4,000   Health and Educational Facilities Auth.                   5.00         7/15/2027                  4,115
        110   Water Pollution Abatement Trust                           4.75         8/01/2025                    110
                                                                                                           ----------
                                                                                                               38,147
                                                                                                           ----------

================================================================================

9  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
              MICHIGAN (1.5%)
$    18,000   Building Auth. (INS)                                      4.81% (c)   10/15/2022             $   13,059
      3,000   Building Auth.                                            5.00        10/15/2029                  3,400
      2,000   Finance Auth. (NBGA)                                      5.00         5/01/2024                  2,313
      1,700   Finance Auth. (NBGA)                                      5.00         5/01/2025                  1,972
     10,000   Grand Traverse County Hospital Finance Auth.              5.00         7/01/2029                 10,993
      2,675   Hospital Finance Auth.                                    5.00        11/15/2019                  2,815
      3,400   Hospital Finance Auth.                                    5.00        11/15/2022                  3,550
     12,000   Kent Hospital Finance Auth.                               5.00        11/15/2029                 13,427
      3,000   State Trunk Line Fund                                     5.00        11/01/2019                  3,455
      2,000   State Trunk Line Fund                                     5.00        11/01/2020                  2,281
                                                                                                           ----------
                                                                                                               57,265
                                                                                                           ----------
              MINNESOTA (0.7%)
      1,080   Chippewa County                                           5.38         3/01/2022                  1,124
      5,120   Chippewa County                                           5.50         3/01/2027                  5,307
      2,500   Higher Education Facilities Auth.                         4.50        10/01/2027                  2,600
      3,000   Municipal Power Agency (PRE)                              4.38        10/01/2025                  3,031
      7,680   St. Paul Housing and Redevelopment
                   Auth. (PRE)                                          5.15        11/15/2020                  7,821
      3,500   St. Paul Housing and Redevelopment
                   Auth. (PRE)                                          5.25         5/15/2026                  3,724
      1,750   St. Paul Housing and Redevelopment Auth.                  5.00        11/15/2029                  1,867
      1,275   St. Paul Housing and Redevelopment Auth.                  5.00        11/15/2030                  1,356
                                                                                                           ----------
                                                                                                               26,830
                                                                                                           ----------
              MISSISSIPPI (0.3%)
      2,000   Dev. Bank                                                 5.00         4/01/2028                  2,247
      7,000   Dev. Bank (INS)                                           5.00         9/01/2030                  7,811
      1,650   Hospital Equipment and Facilities Auth.                   5.00        12/01/2016                  1,721
      1,000   Hospital Equipment and Facilities Auth.                   5.25        12/01/2021                  1,037
                                                                                                           ----------
                                                                                                               12,816
                                                                                                           ----------
              MISSOURI (1.2%)
      1,780   Cape Girardeau County Health Care
                   Facilities IDA                                       5.00         6/01/2025                  2,016
     17,545   Cape Girardeau County Health Care
                   Facilities IDA                                       5.00         6/01/2027                 16,521
      2,555   Cape Girardeau County Health Care
                   Facilities IDA                                       5.00         6/01/2027                  2,843
      1,000   Cass County                                               5.00         5/01/2022                  1,013
      3,315   Cass County                                               5.38         5/01/2022                  3,373
      2,000   Cass County                                               5.50         5/01/2027                  2,025
      1,000   Dev. Finance Board                                        5.00         6/01/2030                  1,099
      4,215   Dev. Finance Board                                        5.00         6/01/2031                  4,615
      2,310   Health and Educational Facilities Auth.                   5.00         5/01/2030                  2,469
      2,350   Health and Educational Facilities Auth.                   5.25         5/01/2033                  2,544
      1,760   Riverside IDA (INS)                                       5.00         5/01/2020                  1,849
      1,380   Saint Louis County IDA                                    5.00         9/01/2023                  1,504
      2,750   Saint Louis County IDA                                    5.50         9/01/2033                  2,988
      1,330   St. Joseph IDA (PRE)                                      5.00         4/01/2027                  1,430
                                                                                                           ----------
                                                                                                               46,289
                                                                                                           ----------
              MONTANA (0.2%)
      6,500   Forsyth (INS)                                             4.65         8/01/2023                  6,770
                                                                                                           ----------
              NEBRASKA (0.1%)
      1,250   Douglas County Hospital Auth.                             5.00        11/01/2028                  1,387

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
$     1,600   Douglas County Hospital Auth.                             5.00%       11/01/2030             $    1,759
                                                                                                           ----------
                                                                                                                3,146
                                                                                                           ----------
              NEVADA (1.5%)
      2,865   Clark County                                              5.00         5/15/2020                  2,972
     20,470   Clark County                                              5.00         7/01/2032                 22,857
     10,845   Clark County                                              5.00         7/01/2033                 12,101
     18,000   Humboldt County                                           5.15        12/01/2024                 20,019
                                                                                                           ----------
                                                                                                               57,949
                                                                                                           ----------
              NEW JERSEY (3.3%)
      1,000   Casino Reinvestment Dev. Auth. (INS)                      5.00        11/01/2029                  1,102
      1,000   Casino Reinvestment Dev. Auth. (INS)                      5.00        11/01/2030                  1,095
     10,000   EDA                                                       5.25         9/01/2019                 11,026
      5,000   EDA (INS)                                                 5.00         7/01/2022                  5,070
      3,500   EDA                                                       4.45         6/01/2023                  3,780
      8,830   EDA (PRE)                                                 5.25         9/01/2023                  8,905
     10,000   EDA (INS)                                                 5.00         6/15/2025                 11,205
      2,500   EDA                                                       5.00         6/15/2026                  2,722
      4,535   Essex County Improvement Auth. (INS)                      6.00        11/01/2025                  5,147
     10,000   New Jersey EDA                                            5.25         9/01/2022                 10,819
        500   South Jersey Transportation Auth.                         5.00        11/01/2030                    533
        750   South Jersey Transportation Auth.                         5.00        11/01/2031                    796
      1,085   South Jersey Transportation Auth.                         5.00        11/01/2034                  1,147
     20,000   State Turnpike Auth.                                      5.00         1/01/2021                 22,264
     10,000   State Turnpike Auth.                                      5.00         1/01/2034                 11,199
      5,000   Tobacco Settlement Financing Corp.                        5.00         6/01/2017                  5,348
      2,000   Transportation Trust Fund Auth. (PRE)                     5.25        12/15/2017                  2,046
      5,000   Transportation Trust Fund Auth. (INS)                     5.25        12/15/2022                  5,516
      5,580   Transportation Trust Fund Auth.                           5.00        12/15/2023                  6,050
     20,000   Transportation Trust Fund Auth.                           4.47 (c)    12/15/2025                 12,249
                                                                                                           ----------
                                                                                                              128,019
                                                                                                           ----------
              NEW MEXICO (0.7%)
     20,000   Farmington Pollution Control                              4.70         5/01/2024                 21,878
      4,005   Jicarilla Apache Nation (a)                               5.00         9/01/2018                  4,005
      3,250   Jicarilla Apache Nation (a)                               5.50         9/01/2023                  3,230
                                                                                                           ----------
                                                                                                               29,113
                                                                                                           ----------
              NEW YORK (6.9%)
      2,500   Albany IDA (PRE)                                          5.75        11/15/2022                  2,780
      3,700   Chautauqua Tobacco Asset Securitization Corp.             5.00         6/01/2034                  3,829
      4,000   Dormitory Auth.                                           5.20         2/15/2016                  4,017
      4,760   Dormitory Auth.                                           5.30         2/15/2017                  4,780
     12,560   Dormitory Auth. (ETM)                                     5.30         2/15/2019                 13,750
      5,000   Dormitory Auth.                                           5.00         7/01/2020                  5,206
     24,935   Dormitory Auth. (PRE)                                     5.00         7/01/2022                 27,035
        750   Dormitory Auth.                                           5.00         5/01/2023                    837
        750   Dormitory Auth.                                           5.00         5/01/2024                    828
      1,200   Dormitory Auth.                                           5.00         5/01/2025                  1,317
      1,000   Dormitory Auth.                                           5.00         5/01/2026                  1,090
      1,000   Dormitory Auth. (INS)                                     5.00        10/01/2027                  1,174
      1,000   Dormitory Auth. (INS)                                     5.00        10/01/2028                  1,157
      1,300   Dormitory Auth. (INS)                                     5.00        10/01/2029                  1,494
      2,500   Dutchess County IDA                                       4.50         8/01/2026                  2,432
        740   East Rochester Housing Auth. (NBGA)                       4.63         2/15/2017                    742
      2,000   Erie County IDA                                           5.00         5/01/2028                  2,296
     17,075   Long Island Power Auth.                                   5.00         4/01/2023                 18,619
      5,000   Monroe County IDC (NBGA)                                  5.75         8/15/2030                  5,894
     10,000   MTA                                                       6.25        11/15/2023                 11,665
     16,565   MTA                                                       5.00        11/15/2024                 17,610
      2,500   MTA (INS)                                                 5.00        11/15/2024                  2,721

================================================================================

11  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
$     6,800   MTA                                                       5.00%       11/15/2024             $    7,430
         45   New York City                                             5.63         8/01/2015                     45
         70   New York City                                             5.75         8/01/2016                     70
      5,000   New York City                                             5.13        11/15/2022                  5,628
      4,330   New York City                                             5.13        12/01/2022                  4,773
      6,000   New York City                                             5.13        12/01/2023                  6,614
     10,000   New York City (PRE)                                       5.00         4/01/2024                 10,352
        815   New York City (PRE)                                       5.00         8/01/2024                    887
      4,425   New York City                                             5.00         8/01/2024                  4,810
      5,000   New York City                                             5.25        11/15/2024                  5,618
      2,995   New York City (PRE)                                       5.00         2/01/2025                  3,309
      2,005   New York City                                             5.00         2/01/2025                  2,191
      3,500   New York City Transitional Finance Auth.                  5.00         1/15/2022                  3,924
          5   New York City Transitional Finance Auth. (PRE)            5.00         5/01/2026                      6
     24,995   New York City Transitional Finance Auth.                  5.00         5/01/2026                 28,192
     15,350   New York City Transitional Finance Auth.                  5.00         7/15/2034                 17,397
     12,485   New York City Transitional Finance Auth.                  5.00         7/15/2035                 14,096
        575   Newburgh City                                             5.00         6/15/2023                    619
      2,250   Niagara Area Dev. Corp.                                   4.00        11/01/2024                  2,279
      1,670   Niagara Falls City School District (INS)                  5.00         6/15/2023                  1,926
      1,450   Niagara Falls City School District (INS)                  5.00         6/15/2024                  1,680
      1,670   Niagara Falls City School District (INS)                  5.00         6/15/2025                  1,916
      1,585   Rockland County                                           3.50        10/01/2021                  1,619
      1,190   Rockland County                                           3.63        10/01/2022                  1,208
      1,560   Rockland County                                           3.63        10/01/2023                  1,579
      1,665   Rockland County                                           3.63        10/01/2024                  1,679
        790   Saratoga County Capital Resource Corp.                    5.00        12/01/2028                    887
      1,500   Suffolk County EDC                                        5.00         7/01/2028                  1,630
      1,000   Suffolk County IDA                                        5.00        11/01/2015                  1,013
      1,350   Westchester County Local Dev. Corp.                       5.00         1/01/2028                  1,452
      2,600   Yonkers (INS)                                             5.00        10/01/2023                  2,998
                                                                                                           ----------
                                                                                                              269,100
                                                                                                           ----------
              NORTH CAROLINA (0.9%)
      3,000   Eastern Municipal Power Agency                            5.00         1/01/2024                  3,282
      5,000   Eastern Municipal Power Agency                            5.00         1/01/2026                  5,566
      1,500   Medical Care Commission                                   5.00        10/01/2025                  1,620
      4,805   Medical Care Commission                                   6.38         7/01/2026                  5,601
      5,500   Medical Care Commission                                   5.00         7/01/2027                  5,711
      1,850   Medical Care Commission                                   5.00        10/01/2030                  1,929
      2,000   Municipal Power Agency No. 1                              5.25         1/01/2020                  2,181
      3,600   Turnpike Auth. (INS)                                      5.00         1/01/2022                  3,914
      3,330   Turnpike Auth. (INS)                                      5.13         1/01/2024                  3,619
                                                                                                           ----------
                                                                                                               33,423
                                                                                                           ----------
              NORTH DAKOTA (0.3%)
      1,000   Grand Forks (INS)                                         5.00        12/15/2022                  1,021
     11,085   Grand Forks City Health Care System                       5.00        12/01/2029                 11,704
                                                                                                           ----------
                                                                                                               12,725
                                                                                                           ----------
              OHIO (1.9%)
      9,000   Air Quality Dev. Auth.                                    5.70         8/01/2020                 10,275
      3,000   American Municipal Power, Inc.                            5.00         2/15/2021                  3,397
      2,760   American Municipal Power, Inc.                            5.00         2/15/2022                  3,093
      7,165   Buckeye Tobacco Settlement Financing Auth.                5.13         6/01/2024                  5,901
      2,000   Cleveland Airport System                                  5.00         1/01/2030                  2,173
      1,000   Cleveland Airport System                                  5.00         1/01/2031                  1,084
      2,805   Dayton City School District                               5.00        11/01/2028                  3,333
      3,655   Dayton City School District                               5.00        11/01/2029                  4,355
      3,160   Dayton City School District                               5.00        11/01/2030                  3,760
      2,000   Dayton City School District                               5.00        11/01/2031                  2,382
      1,845   Fairview Park City (INS) (PRE)                            4.13        12/01/2020                  1,875

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
$       555   Fairview Park City (INS)                                  4.13%       12/01/2020             $      564
     10,000   Hamilton City (INS)                                       4.65        10/15/2022                 10,204
      4,365   Hamilton County                                           4.30 (c)    12/01/2025                  3,065
      9,000   Hancock County Hospital Facilities                        6.50        12/01/2030                 10,667
      1,750   Miami County                                              5.25         5/15/2021                  1,809
      2,000   Miami County                                              5.25         5/15/2026                  2,058
        750   Southeastern Ohio Port Auth.                              5.50        12/01/2029                    804
        750   Southeastern Ohio Port Auth.                              5.00        12/01/2035                    760
      1,000   State                                                     5.00         5/01/2031                  1,117
        500   State                                                     5.00         5/01/2033                    555
      2,000   Turnpike and Infrastructure Commission                    5.25         2/15/2029                  2,294
                                                                                                           ----------
                                                                                                               75,525
                                                                                                           ----------
              OKLAHOMA (1.0%)
      5,360   Cherokee Nation (INS) (a)                                 4.60        12/01/2021                  5,477
      4,210   Chickasaw Nation (a)                                      5.38        12/01/2017                  4,406
      5,000   Chickasaw Nation (a)                                      6.00        12/01/2025                  5,530
      2,020   Comanche County Hospital Auth.                            5.00         7/01/2021                  2,162
      3,895   Comanche County Hospital Auth. (INS)                      5.25         7/01/2022                  3,896
      3,000   Comanche County Hospital Auth. (INS)                      5.25         7/01/2023                  3,000
      1,400   Norman Regional Hospital Auth.                            5.50         9/01/2024                  1,460
     13,100   Norman Regional Hospital Auth.                            5.00         9/01/2027                 13,598
                                                                                                           ----------
                                                                                                               39,529
                                                                                                           ----------
              OREGON (0.1%)
      1,000   Washington, Yamhill and Multnomah Counties
                   Hillsboro School District No. 1J (INS) (PRE)         4.58 (c)     6/15/2025                    684
      5,900   Washington, Yamhill and Multnomah Counties
                   Hillsboro School District No. 1J (INS) (PRE)         4.59 (c)     6/15/2026                  3,853
                                                                                                           ----------
                                                                                                                4,537
                                                                                                           ----------
              PENNSYLVANIA (2.2%)
      1,410   Allegheny County Higher Education
                   Building Auth.                                       5.13         3/01/2025                  1,588
      1,000   Allegheny County IDA                                      5.00         9/01/2021                  1,014
      1,220   Allegheny County IDA                                      5.10         9/01/2026                  1,227
      5,000   Beaver County IDA                                         2.15         3/01/2017                  5,027
      3,000   Bethlehem Auth. (INS)                                     5.00        11/15/2030                  3,346
      1,885   Butler County Hospital Auth.                              5.00         7/01/2035                  2,040
      1,000   Chester County IDA                                        5.00        10/01/2034                  1,056
      5,000   Commonwealth Financing Auth.                              5.00         6/01/2034                  5,444
      6,500   Cumberland County Municipal Auth.                         4.00        12/01/2026                  6,447
      1,000   Delaware County Auth.                                     5.00        10/01/2025                  1,057
      2,720   Delaware River Port Auth.                                 5.00         1/01/2025                  3,080
     13,000   Economic Dev. Financing Auth.                             4.00        10/01/2023                 13,995
      1,730   Higher Educational Facilities Auth.                       5.25         7/15/2025                  1,947
      2,020   Higher Educational Facilities Auth.                       5.25         7/15/2026                  2,260
      2,125   Higher Educational Facilities Auth.                       5.25         7/15/2027                  2,360
      2,245   Higher Educational Facilities Auth.                       5.25         7/15/2028                  2,479
      2,415   Higher Educational Facilities Auth.                       5.00         7/15/2030                  2,597
      1,625   Higher Educational Facilities Auth.                       5.00         7/01/2032                  1,738
      1,965   Higher Educational Facilities Auth.                       5.25         7/15/2033                  2,125
      1,615   Lancaster County Hospital Auth. (PRE)                     5.00        11/01/2026                  1,710
      5,000   Luzerne County (INS)                                      5.00        11/15/2029                  5,474
      1,200   Montgomery County IDA                                     5.00        11/15/2023                  1,320
      2,750   Montgomery County IDA                                     5.00        11/15/2024                  2,994
      1,000   Montour School District (INS)                             5.00         4/01/2033                  1,126
      1,500   Montour School District (INS)                             5.00         4/01/2034                  1,686
      1,500   Montour School District (INS)                             5.00         4/01/2035                  1,683
      1,250   Public School Building Auth. (NBGA)                       5.00         4/01/2023                  1,429

================================================================================

13  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
$     1,500   State Turnpike Commission                                 5.00%       12/01/2032             $    1,656
      4,345   State Turnpike Commission                                 5.00        12/01/2033                  4,820
                                                                                                           ----------
                                                                                                               84,725
                                                                                                           ----------
              PUERTO RICO (0.4%)
     14,000   Government Dev. Bank (INS)                                4.75        12/01/2015                 14,019
      2,600   Industrial, Tourist, Educational, Medical and
                   Environmental Control Facilities Financing
                   Auth.                                                5.00         4/01/2027                  2,137
                                                                                                           ----------
                                                                                                               16,156
                                                                                                           ----------
              RHODE ISLAND (0.5%)
        205   Health and Educational Building Corp. (INS)               5.50         5/15/2016                    206
      5,500   Health and Educational Building Corp. (INS)               5.00         5/15/2026                  5,628
      2,000   Health and Educational Building Corp.                     6.00         9/01/2033                  2,225
      3,640   Housing and Mortgage Finance Corp.                        4.65        10/01/2026                  3,644
      2,000   Tobacco Settlement Financing Corp.                        5.00         6/01/2028                  2,221
      2,000   Tobacco Settlement Financing Corp.                        5.00         6/01/2029                  2,191
      2,500   Tobacco Settlement Financing Corp.                        5.00         6/01/2030                  2,716
                                                                                                           ----------
                                                                                                               18,831
                                                                                                           ----------
              SOUTH CAROLINA (0.9%)
      5,870   Association of Governmental Organizations
                   Educational Facilities Corp. (INS)                   4.75        12/01/2026                  5,986
      6,325   Association of Governmental Organizations
                   Educational Facilities Corp. (INS)                   4.75        12/01/2026                  6,428
      5,000   Lexington County Health Services District, Inc.           5.00        11/01/2024                  5,418
      7,335   Lexington County Health Services District, Inc.           5.00        11/01/2026                  7,934
      7,200   Piedmont Municipal Power Agency (INS)                     5.00         1/01/2028                  7,956
      2,700   Piedmont Municipal Power Agency (INS)                     5.00         1/01/2028                  2,984
                                                                                                           ----------
                                                                                                               36,706
                                                                                                           ----------
              SOUTH DAKOTA (0.1%)
      1,700   Health and Educational Facilities Auth.                   5.00        11/01/2024                  1,895
                                                                                                           ----------
              TENNESSEE (0.6%)
      5,110   Jackson Health, Educational, and Housing
                   Facility Board (PRE)                                 5.25         4/01/2023                  5,697
      1,890   Jackson Health, Educational, and Housing
                   Facility Board                                       5.25         4/01/2023                  2,054
      2,125   Johnson City Health and Educational Facilities
                   Board                                                5.25         7/01/2026                  2,204
     14,750   Sullivan County Health, Educational and
                   Housing Facilities Board                             5.25         9/01/2026                 15,319
                                                                                                           ----------
                                                                                                               25,274
                                                                                                           ----------
              TEXAS (11.7%)
      2,300   Austin (INS)                                              5.00        11/15/2024                  2,341
      5,610   Austin Utility Systems (INS)                              5.15 (c)     5/15/2017                  5,491
      3,055   Bastrop ISD (NBGA)                                        5.60 (c)     2/15/2016                  3,046
      3,155   Bastrop ISD (NBGA)                                        5.60 (c)     2/15/2017                  3,110
      3,935   Bexar County Health Facilities Dev. Corp.                 5.00         7/01/2027                  4,051
      4,240   Boerne ISD (NBGA)                                         3.66 (c)     2/01/2026                  2,974
      2,680   Central Regional Mobility Auth. (INS) (PRE)               4.55         1/01/2020                  2,838
      3,445   Central Regional Mobility Auth. (INS) (PRE)               4.60         1/01/2021                  3,650
        700   Central Regional Mobility Auth.                           5.00         1/01/2021                    774
        500   Central Regional Mobility Auth.                           5.00         1/01/2022                    553
        885   Central Regional Mobility Auth.                           5.90 (c)     1/01/2022                    690
        500   Central Regional Mobility Auth.                           5.00         1/01/2023                    557
      7,000   Central Regional Mobility Auth.                           6.25 (c)     1/01/2024                  4,943

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
$     2,500   Central Regional Mobility Auth.                           5.75%        1/01/2025             $    2,812
      2,535   Central Regional Mobility Auth.                           6.50 (c)     1/01/2026                  1,617
      3,500   Central Regional Mobility Auth.                           5.00         1/01/2033                  3,776
      2,000   Dallas/Fort Worth International Airport                   5.25        11/01/2028                  2,317
      7,500   Dallas/Fort Worth International Airport                   5.25        11/01/2029                  8,664
      1,000   Decatur Hospital Auth.                                    5.25         9/01/2029                  1,081
      1,000   Decatur Hospital Auth.                                    5.00         9/01/2034                  1,049
     13,745   Denton ISD (NBGA)                                         5.03 (c)     8/15/2023                  9,648
     16,500   Denton ISD (NBGA)                                         5.06 (c)     8/15/2024                 10,990
      1,215   Downtown Redevelopment Auth. (INS)                        5.00         9/01/2029                  1,352
      1,380   Downtown Redevelopment Auth. (INS)                        5.00         9/01/2030                  1,528
      2,000   Downtown Redevelopment Auth. (INS)                        5.00         9/01/2031                  2,197
      1,500   Downtown Redevelopment Auth. (INS)                        5.00         9/01/2032                  1,643
      2,680   Downtown Redevelopment Auth. (INS)                        5.00         9/01/2033                  2,930
      3,715   Ennis ISD (NBGA)                                          4.58 (c)     8/15/2025                  2,438
      3,720   Ennis ISD (NBGA)                                          4.60 (c)     8/15/2026                  2,307
      4,710   Harris County Cultural Education Facilities
                   Finance Corp.                                        5.00        12/01/2027                  5,306
      1,400   Harris County Cultural Education Facilities
                   Finance Corp.                                        5.00         6/01/2028                  1,510
     40,000   Harris County IDC                                         5.00         2/01/2023                 43,842
        750   Harris County Municipal Utility District (INS)            5.00         3/01/2030                    839
      2,030   Harris County Municipal Utility District (INS)            5.00         3/01/2031                  2,264
      2,500   Harris County Municipal Utility District (INS)            5.00         3/01/2032                  2,777
      1,895   Hidalgo County Health Services Corp.                      4.75         8/15/2017                  1,897
        350   Hidalgo County Health Services Corp.                      5.00         8/15/2019                    351
      3,805   Hidalgo County Health Services Corp.                      5.00         8/15/2022                  3,957
      1,785   Hidalgo County Health Services Corp.                      5.00         8/15/2026                  1,844
      5,615   Houston                                                   5.00         9/01/2032                  6,261
      5,345   Houston                                                   5.00         9/01/2033                  5,942
      2,150   Houston                                                   5.00         9/01/2034                  2,371
      1,575   Houston                                                   5.00         9/01/2035                  1,734
      4,000   Houston Airport System                                    5.00         7/01/2024                  4,391
      7,000   Houston Airport System                                    5.00         7/01/2025                  7,683
      2,300   Houston Convention & Entertainment Facilities
                   Department                                           5.00         9/01/2029                  2,605
      1,000   Houston Convention & Entertainment Facilities
                   Department                                           5.00         9/01/2030                  1,125
      3,850   Houston Higher Education Finance Corp.                    5.25         9/01/2031                  4,228
      4,075   Houston Higher Education Finance Corp.                    5.25         9/01/2032                  4,453
      3,635   Houston ISD Public Facility Corp. (INS)                   5.35 (c)     9/15/2015                  3,632
      4,955   Houston ISD Public Facility Corp. (INS)                   5.35 (c)     9/15/2015                  4,950
      6,955   Houston ISD Public Facility Corp. (INS)                   5.38 (c)     9/15/2016                  6,886
      2,635   Houston ISD Public Facility Corp. (INS)                   5.38 (c)     9/15/2016                  2,609
      3,885   Houston ISD Public Facility Corp. (INS)                   5.40 (c)     9/15/2017                  3,768
      4,000   Karnes County Hospital District                           5.00         2/01/2029                  4,218
      4,000   Karnes County Hospital District                           5.00         2/01/2034                  4,177
        485   Lewisville (INS)                                          5.38         9/01/2015                    486
      4,555   Lower Colorado River Auth. (INS)                          4.38         5/15/2025                  4,701
      2,000   Lower Colorado River Auth. (INS)                          4.38         5/15/2026                  2,064
        935   Marlin ISD Public Facility Corp., acquired
                   7/22/1998; cost $950 (d)                             5.85         2/15/2018                    942
      3,425   Mesquite Health Facilities Dev. Corp.                     5.50         2/15/2025                  3,451
      2,040   Midlothian Dev. Auth. (INS)                               5.00        11/15/2018                  2,088
      2,235   Midlothian Dev. Auth. (INS)                               5.00        11/15/2021                  2,282
      1,695   Midlothian Dev. Auth. (INS)                               5.00        11/15/2026                  1,724
      2,165   Midlothian Dev. Auth.                                     5.13        11/15/2026                  2,184
      2,155   New Braunfels ISD (NBGA)                                  3.04 (c)     2/01/2023                  1,765
      2,190   North Texas Tollway Auth. (PRE)                           6.00         1/01/2023                  2,460
        310   North Texas Tollway Auth.                                 6.00         1/01/2023                    343
     15,000   North Texas Tollway Auth.                                 6.00         1/01/2025                 17,026
     20,000   North Texas Tollway Auth. (INS)                           3.85 (c)     1/01/2029                 11,342
      1,500   North Texas Tollway Auth.                                 5.00         1/01/2031                  1,647
      8,000   North Texas Tollway Auth.                                 5.00         1/01/2032                  8,813
      1,220   Nueces River Auth. (INS)                                  5.00         7/15/2023                  1,225

================================================================================

15  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
$     1,530   Nueces River Auth. (INS)                                  5.00%        7/15/2024             $    1,536
      2,965   Plano ISD (NBGA) (PRE)                                    4.50         2/15/2023                  3,043
      2,000   Red River Education Finance Corp.                         4.38         3/15/2025                  2,054
      3,000   Red River Education Finance Corp.                         4.38         3/15/2026                  3,079
      8,395   Rockwall ISD (NBGA)                                       5.14 (c)     2/15/2022                  6,174
      9,205   Sabine River Auth. (INS)                                  4.95         3/01/2018                  9,966
      2,000   San Leanna Education Facilities Corp.                     5.00         6/01/2018                  2,130
      1,965   San Leanna Education Facilities Corp.                     5.13         6/01/2023                  2,052
      1,000   San Leanna Education Facilities Corp.                     5.13         6/01/2024                  1,042
      1,545   San Leanna Education Facilities Corp.                     5.13         6/01/2025                  1,606
      3,750   Tarrant County Cultural Education Facilities
                   Finance Corp.                                        5.25        11/15/2022                  4,022
      1,100   Tarrant County Cultural Education Facilities
                   Finance Corp.                                        6.00        11/15/2026                  1,173
      8,300   Tarrant County Cultural Education Facilities
                   Finance Corp.                                        5.13         5/15/2027                  8,366
      5,000   Tarrant Regional Water District (INS) (PRE)               4.38         3/01/2021                  5,139
      4,510   Transportation Commission (PRE)                           4.38         4/01/2025                  4,650
      2,490   Transportation Commission                                 4.38         4/01/2025                  2,563
     13,000   Transportation Commission (PRE)                           4.50         4/01/2026                 13,873
      7,235   Transportation Commission (b)                             5.00        10/01/2026                  8,854
     10,000   Transportation Commission                                 5.00         8/15/2033                 10,926
      8,500   Transportation Commission                                 5.00         8/15/2034                  9,260
      7,170   Tyler Health Facilities Dev. Corp.                        5.25        11/01/2019                  7,659
      7,945   Tyler Health Facilities Dev. Corp.                        5.25        11/01/2021                  8,391
      3,360   Tyler Health Facilities Dev. Corp.                        5.25        11/01/2022                  3,530
      3,800   Tyler Health Facilities Dev. Corp.                        5.25        11/01/2023                  3,982
      8,745   Tyler Health Facilities Dev. Corp.                        5.25         7/01/2026                  9,107
     10,000   Tyler Health Facilities Dev. Corp.                        5.50         7/01/2027                 10,975
      7,875   Univ. of Texas System (PRE)                               4.25         8/15/2025                  8,329
      2,125   Univ. of Texas System                                     4.25         8/15/2025                  2,237
      1,795   Weatherford ISD (NBGA)                                    4.73 (c)     2/15/2023                  1,289
      1,795   Weatherford ISD (NBGA)                                    4.77 (c)     2/15/2024                  1,226
      5,970   Williamson County (INS) (PRE)                             5.13         2/15/2022                  6,394
      1,690   Wylie ISD (NBGA)                                          5.10 (c)     8/15/2015                  1,689
                                                                                                           ----------
                                                                                                              457,846
                                                                                                           ----------
              UTAH (0.2%)
     18,631   Jordanelle Special Service District, acquired
                   6/18/2009; cost $18,632 (a),(d),(f)                 12.00         8/01/2030                  9,314
                                                                                                           ----------

              VERMONT (0.3%)
      9,000   EDA                                                       5.00        12/15/2020                 10,264
                                                                                                           ----------
              VIRGINIA (0.8%)
      1,750   Albemarle County IDA                                      5.00         1/01/2024                  1,785
      2,290   College Building Auth.                                    5.00         6/01/2021                  2,321
     11,280   College Building Auth.                                    5.00         6/01/2026                 11,373
     14,924   Farms of New Kent Community Dev. Auth.,
                   acquired 9/08/2006-10/04/2007; cost
                   $14,395 (d),(f)                                      5.13         3/01/2036                  3,732
     10,000   Roanoke County EDA                                        5.00         7/01/2025                 11,161
      1,000   Small Business Financing Auth.                            5.13         9/01/2022                  1,052
                                                                                                           ----------
                                                                                                               31,424
                                                                                                           ----------
              WASHINGTON (0.1%)
      5,000   Tobacco Settlement Auth.                                  5.25         6/01/2031                  5,463
                                                                                                           ----------
              WISCONSIN (0.6%)
      8,300   Health and Educational Facilities Auth.                   5.13         2/15/2026                  8,511
      1,500   Health and Educational Facilities Auth.                   5.00         8/15/2026                  1,686

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
$     2,000   Health and Educational Facilities Auth.                   5.00%        7/15/2028             $    2,231
      1,935   Health and Educational Facilities Auth.                   5.00         8/15/2029                  2,139
      5,000   Health and Educational Facilities Auth.                   5.13         4/15/2031                  5,469
      1,000   Health and Educational Facilities Auth.                   5.00         8/15/2034                  1,081
      3,920   Sheboygan (INS)                                           5.00         9/01/2015                  3,951
                                                                                                           ----------
                                                                                                               25,068
                                                                                                           ----------
              Total Fixed-Rate Instruments (cost: $3,139,187)                                               3,265,766
                                                                                                           ----------
              PUT BONDS (8.5%)

              ARIZONA (1.2%)
     16,000   Health Facilities Auth.                                   1.92 (g)     2/01/2048                 16,424
     30,000   Health Facilities Auth.                                   1.92 (g)     2/01/2048                 30,617
                                                                                                           ----------
                                                                                                               47,041
                                                                                                           ----------
              ARKANSAS (0.7%)
     29,000   Dev. Finance Auth.                                        1.62 (g)     9/01/2044                 28,781
                                                                                                           ----------
              CALIFORNIA (0.7%)
     10,000   Bay Area Toll Auth.                                       0.97 (g)     4/01/2045                  9,825
     17,000   Bay Area Toll Auth.                                       1.17 (g)     4/01/2045                 16,871
                                                                                                           ----------
                                                                                                               26,696
                                                                                                           ----------
              FLORIDA (0.4%)
     16,000   Putnam County Dev. Auth. (INS)                            5.35         3/15/2042                 17,718
                                                                                                           ----------

              ILLINOIS (0.3%)
      5,000   Chicago Board of Education                                0.90 (g)     3/01/2036                  4,427
      7,500   Educational Facilities Auth.                              4.75        11/01/2036                  7,836
                                                                                                           ----------
                                                                                                               12,263
                                                                                                           ----------
              INDIANA (0.1%)
      4,000   Rockport Pollution Control                                1.75         6/01/2025                  4,012
                                                                                                           ----------
              LOUISIANA (0.5%)
     16,750   St. Charles Parish                                        4.00        12/01/2040                 18,202
                                                                                                           ----------
              MASSACHUSETTS (0.2%)
      6,000   Dev. Finance Agency (PRE)                                 5.75        12/01/2042                  7,024
                                                                                                           ----------
              MICHIGAN (0.4%)
     15,000   Hospital Finance Auth.                                    6.00        12/01/2034                 16,799
                                                                                                           ----------
              MONTANA (0.2%)
      8,500   Forsyth                                                   3.90 (g)     3/01/2031                  8,581
                                                                                                           ----------
              NEW JERSEY (0.5%)
     20,000   Transportation Trust Fund Auth.                           1.27 (g)     6/15/2034                 19,502
                                                                                                           ----------
              NEW MEXICO (0.8%)
     10,000   Farmington                                                4.75         6/01/2040                 10,558
     20,000   Farmington                                                5.20         6/01/2040                 22,201
                                                                                                           ----------
                                                                                                               32,759
                                                                                                           ----------

================================================================================

17  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                                COUPON             FINAL                  VALUE
(000)         SECURITY                                                  RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------------------
              NORTH CAROLINA (0.3%)
$    10,000   Capital Facilities Finance Agency                         0.45%        7/01/2034             $   10,000
                                                                                                           ----------
              OHIO (1.0%)
      8,000   Air Quality Dev. Auth.                                    5.75         6/01/2033                  8,324
     30,000   Ohio Water Dev. Auth.                                     4.00        12/01/2033                 31,594
                                                                                                           ----------
                                                                                                               39,918
                                                                                                           ----------
              PENNSYLVANIA (0.8%)
      8,800   Beaver County IDA                                         2.70         4/01/2035                  8,938
     11,000   Berks County Municipal Auth.                              1.57 (g)    11/01/2039                 11,247
      1,750   Economic Dev. Financing Auth.                             1.75        12/01/2033                  1,756
      8,750   Economic Dev. Financing Auth.                             2.55        11/01/2041                  8,806
                                                                                                           ----------
                                                                                                               30,747
                                                                                                           ----------
              TEXAS (0.4%)
     14,935   San Antonio Housing Trust Finance Corp.
                   (NBGA)                                               3.50         4/01/2043                 14,720
                                                                                                           ----------
              Total Put Bonds (cost: $323,775)                                                                334,763
                                                                                                           ----------
              ADJUSTABLE-RATE NOTES (0.5%)

              NEW JERSEY (0.5%)
     10,000   EDA                                                       1.62         9/01/2027                  9,808
     10,000   EDA                                                       1.67         3/01/2028                  9,813
                                                                                                           ----------
                                                                                                               19,621
                                                                                                           ----------
              Total Adjustable-Rate Notes (cost: $20,000)                                                      19,621
                                                                                                           ----------
              VARIABLE-RATE DEMAND NOTES (7.2%)

              CALIFORNIA (1.5%)
      8,440   Hacienda La Puente USD (LIQ) (LOC - Dexia
                   Credit Local) (a)                                    0.21         8/01/2024                  8,440
     26,900   State (LIQ) (LOC - Dexia Credit Local) (a),(h)            0.25         8/01/2027                 26,900
     17,825   State (LIQ) (LOC - Dexia Credit Local) (a),(h)            0.25         8/01/2027                 17,825
      4,815   Victorville Joint Powers Financing Auth. (LOC -
                   BNP Paribas)                                         1.02         5/01/2040                  4,815
                                                                                                           ----------
                                                                                                               57,980
                                                                                                           ----------
              CONNECTICUT (0.1%)
      5,000   State (i)                                                 0.33         7/01/2017                  5,000
                                                                                                           ----------
              IDAHO (0.9%)
     19,885   American Falls Reservoir District                         0.35         2/01/2025                 19,885
     13,105   Housing and Finance Association (i)                       0.32         1/01/2038                 13,105
                                                                                                           ----------
                                                                                                               32,990
                                                                                                           ----------
              ILLINOIS (0.5%)
      7,000   Board of Education (LIQ) (LOC - Deutsche
                   Bank A.G.) (a)                                       0.42        12/01/2039                  7,000
     14,100   State Toll Highway Auth. (INS) (LIQ)                      0.35         1/01/2016                 14,100
                                                                                                            ---------
                                                                                                               21,100
                                                                                                           ----------
              KENTUCKY (0.1%)
      5,000   Economic Dev. Finance Auth. (INS) (LIQ) (a)               0.27         6/01/2016                  5,000
                                                                                                           ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                             COUPON             FINAL                  VALUE
(000)           SECURITY                                             RATE          MATURITY                  (000)
------------------------------------------------------------------------------------------------------------------
                LOUISIANA (1.4%)
$      24,600   St. James Parish                                     0.27%       11/01/2040             $   24,600
       30,100   St. James Parish                                     0.36        11/01/2040                 30,100
                                                                                                        ----------
                                                                                                            54,700
                                                                                                        ----------
                NEW JERSEY (0.6%)
       22,055   EDA (LIQ) (LOC - Dexia Credit Local) (a)             0.25         9/01/2022                 22,055
                                                                                                        ----------
                OREGON (0.1%)
        4,360   Port of Morrow                                       0.35         2/01/2027                  4,360
                                                                                                        ----------
                TEXAS (2.0%)
       24,300   Port of Port Arthur Navigation District              0.20        12/01/2039                 24,300
       29,990   Port of Port Arthur Navigation District              0.21        12/01/2039                 29,990
       12,400   Port of Port Arthur Navigation District              0.20        11/01/2040                 12,400
       10,000   Weslaco Health Facilities Dev. Corp. (LOC -
                   Compass Bank)                                     0.31         6/01/2038                 10,000
                                                                                                        ----------
                                                                                                            76,690
                                                                                                        ----------
                Total Variable-Rate Demand Notes (cost: $279,875)                                          279,875
                                                                                                        ----------

                TOTAL INVESTMENTS (COST: $3,762,837)                                                    $3,900,025
                                                                                                        ==========

($ IN 000s)                                                          VALUATION HIERARCHY
                                                                     -------------------

                                                      (LEVEL 1)             (LEVEL 2)          (LEVEL 3)
                                                    QUOTED PRICES             OTHER           SIGNIFICANT
                                                      IN ACTIVE            SIGNIFICANT       UNOBSERVABLE
                                                        MARKETS            OBSERVABLE           INPUTS
                                                    FOR IDENTICAL             INPUTS
ASSETS                                                  ASSETS                                                           TOTAL
------------------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                             $           --        $   3,265,766       $        --      $      3,265,766
Put Bonds                                                      --              334,763                --               334,763
Adjustable-Rate Notes                                          --               19,621                --                19,621
Variable-Rate Demand Notes                                     --              279,875                --               279,875
------------------------------------------------------------------------------------------------------------------------------
Total                                              $           --        $   3,900,025       $        --      $      3,900,025
------------------------------------------------------------------------------------------------------------------------------

For the period of April 1, 2015, through June 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19   | USAA Tax Exempt Intermediate-Term Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

20  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that securities for which price quotations or valuations are not readily available, or are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments, put bonds, and adjustable-rate notes which are valued based on methods discussed in Note A1 and variable-rate demand notes which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

21  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2015, were $182,130,000 and $44,942,000, respectively, resulting in net unrealized appreciation of $137,188,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,916,837,000 at June 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) At June 30, 2015, the aggregate market value of securities purchased on a when-issued basis was $21,574,000.
(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2015, was $14,757,000, which represented 0.4% of the Fund's net assets.
(e) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(f) At June 30, 2015, the issuer was in default with respect to interest and/or principal payments.
(g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2015.
(h) At June 30, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(i) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.
(j)   Up to 6.05% of the 6.97% coupon may be PIK.

================================================================================

                                         Notes to Portfolio of Investments |  22

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT LONG-TERM FUND
JUNE 30, 2015

                                                                      (Form N-Q)

48498-0815                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

================================================================================

1  | USAA Tax Exempt Long-Term Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CCD     Community College District
EDA     Economic Development Authority
EDC     Economic Development Corp.
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
IDB     Industrial Development Board
IDC     Industrial Development Corp.
ISD     Independent School District
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity
USD     Unified School District

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
June 30, 2015 (unaudited)

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON              FINAL          VALUE
(000)         SECURITY                                             RATE           MATURITY          (000)
---------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (95.5%)

              ALABAMA (0.9%)
$     4,245   Chatom IDB (INS)                                     5.00%         8/01/2037     $    4,651
      2,500   Montgomery Medical Clinic Board                      4.75          3/01/2031          2,513
      2,500   Montgomery Medical Clinic Board                      4.75          3/01/2036          2,509
      7,000   Port Auth.                                           6.00         10/01/2035          8,157
      2,000   Selma IDB                                            5.80          5/01/2034          2,283
                                                                                               ----------
                                                                                                   20,113
                                                                                               ----------
              ARIZONA (2.7%)
      5,000   Apache County IDA                                    4.50          3/01/2030          5,367
      5,000   Goodyear                                             5.63          7/01/2039          5,843
      6,000   Health Facilities Auth.                              5.00          2/01/2042          6,289
      7,000   Maricopa County                                      5.00          6/01/2035          7,717
      1,000   Phoenix Civic Improvement Corp. (INS)                5.50          7/01/2029          1,210
      1,500   Phoenix Civic Improvement Corp. (INS)                5.50          7/01/2030          1,821
      6,000   Phoenix IDA (a)                                      5.00          7/01/2044          6,017
      3,000   Pima County IDA                                      4.00          9/01/2029          3,098
      2,685   Pima County IDA                                      4.50          6/01/2030          2,871
      3,000   Pima County IDA                                      5.25         10/01/2040          3,297
      9,325   Univ. Medical Center Corp. (PRE)                     5.00          7/01/2035          9,326
      2,000   Yavapai County IDA                                   5.63          8/01/2033          2,107
      7,500   Yavapai County IDA                                   5.63          8/01/2037          7,889
                                                                                               ----------
                                                                                                   62,852
                                                                                               ----------
              ARKANSAS (0.1%)
      1,000   Dev. Finance Auth. (INS)                             4.97 (b)      7/01/2028            627
      1,165   Dev. Finance Auth. (INS)                             4.98 (b)      7/01/2029            699
      1,150   Dev. Finance Auth. (INS)                             4.99 (b)      7/01/2030            646
      2,500   Dev. Finance Auth. (INS)                             5.03 (b)      7/01/2036            987
                                                                                               ----------
                                                                                                    2,959
                                                                                               ----------
              CALIFORNIA (9.7%)
      1,000   Cerritos CCD                                         5.63 (b)      8/01/2031            519
      2,500   Cerritos CCD                                         5.67 (b)      8/01/2032          1,238
      2,175   Cerritos CCD                                         5.71 (b)      8/01/2033          1,025
      1,000   Cerritos CCD                                         5.76 (b)      8/01/2034            450
      1,500   Cerritos CCD                                         5.82 (b)      8/01/2035            639
      2,200   Cerritos CCD                                         5.88 (b)      8/01/2036            894
      8,500   Coachella Valley USD (INS)                           5.95 (b)      8/01/2041          2,495
      6,700   Corona-Norco USD (INS)                               5.50          8/01/2039          7,695
      3,000   El Camino CCD                                        5.08 (b)      8/01/2034          1,429
      3,000   El Camino CCD                                        5.24 (b)      8/01/2038          1,198
     10,000   El Monte Union High School District (INS)            5.75 (b)      6/01/2042          2,875
      2,500   Escondido Union High School District (INS)           5.00          6/01/2037          2,704
      2,410   Golden State Tobacco Securitization (INS)            4.55          6/01/2022          2,614
      5,000   Golden State Tobacco Securitization (INS)            4.60          6/01/2023          5,388
      2,000   Golden State Tobacco Securitization                  5.00          6/01/2030          2,241
      5,000   Indio Redevelopment Agency                           5.25          8/15/2035          5,330

================================================================================

3  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON              FINAL          VALUE
(000)         SECURITY                                             RATE           MATURITY          (000)
---------------------------------------------------------------------------------------------------------
$    17,025   Inland Empire Tobacco Securitization Auth.           5.75%         6/01/2026    $    16,701
      2,000   Jurupa Public Finance Auth. (INS)                    5.00          9/01/2033          2,180
      1,200   Los Alamitos USD, 5.95%, 8/01/2024                   5.95 (c)      8/01/2034            883
      4,500   Los Alamitos USD, 6.05%, 8/01/2024                   6.05 (c)      8/01/2042          3,212
      3,000   Monterey Peninsula USD (INS)                         5.50          8/01/2034          3,551
     15,000   Palomar Pomerado Health                              5.13          8/01/2037         15,930
      1,860   Paramount USD                                        6.82 (b)      8/01/2034            769
      2,000   Paramount USD                                        6.86 (b)      8/01/2035            786
      2,750   Paramount USD                                        6.88 (b)      8/01/2036          1,025
      2,750   Paramount USD                                        6.90 (b)      8/01/2037            974
      6,000   Pollution Control Financing Auth.                    5.00         11/21/2045          6,188
      2,500   Public Works Board                                   5.00         12/01/2029          2,856
      2,610   Public Works Board                                   5.00          4/01/2030          2,669
      2,000   Public Works Board                                   5.00         10/01/2030          2,239
      2,950   Public Works Board                                   5.00          6/01/2031          3,308
      1,110   Public Works Board                                   5.00         10/01/2031          1,237
      2,000   Public Works Board                                   5.00         12/01/2031          2,246
      3,500   Public Works Board                                   5.00         10/01/2039          3,906
      2,560   Sacramento City Schools Joint Powers
                   Financing Auth. (INS)                           5.00          3/01/2036          2,777
      2,000   Sacramento City Schools Joint Powers
                   Financing Auth. (INS)                           5.00          3/01/2040          2,147
      2,500   San Diego Public Facilities Financing Auth.          5.00         10/15/2044          2,709
      4,485   San Francisco City and County Redevelopment
                   Financing Auth. (INS)                           4.88          8/01/2036          4,645
      3,000   San Marcos Schools Financing Auth. (INS)             5.00          8/15/2040          3,265
     13,605   San Ysidro School District (INS)                     5.58 (b)      8/01/2036          4,887
     14,285   San Ysidro School District (INS)                     5.64 (b)      8/01/2037          4,867
     15,000   Santa Ana USD (INS)                                  5.45 (b)      4/01/2029          8,520
      5,000   Southern California Public Power Auth.               5.00          7/01/2040          5,546
     24,700   State                                                4.50          8/01/2030         25,953
      5,000   State                                                5.75          4/01/2031          5,735
        160   State                                                5.00          2/01/2032            161
      6,000   State                                                5.00         11/01/2032          6,503
      5,000   State                                                5.00         12/01/2032          5,434
      8,000   State                                                5.25          4/01/2035          9,103
      6,750   State                                                5.00          2/01/2038          7,495
      8,885   Stockton USD (INS)                                   7.33 (b)      8/01/2034          4,008
      2,500   Victor Elementary School District (INS)              5.13          8/01/2034          2,793
      5,180   Washington Township Health Care Dist.                5.25          7/01/2030          5,639
      5,000   Washington Township Health Care Dist.                5.50          7/01/2038          5,444
                                                                                              -----------
                                                                                                  227,025
                                                                                              -----------
              COLORADO (2.2%)
      3,500   Denver Convention Center Hotel Auth. (INS)           4.75         12/01/2035          3,547
     15,765   Denver Health and Hospital Auth.                     4.75         12/01/2034         16,232
      2,000   E-470 Public Highway Auth.                           5.38          9/01/2026          2,225
     10,000   E-470 Public Highway Auth. (INS)                     5.06 (b)      9/01/2035          3,819
      2,500   Educational and Cultural Facilities Auth.            5.25          4/01/2043          2,745
      3,500   Health Facilities Auth.                              5.00          6/01/2029          3,573
      3,000   Health Facilities Auth.                              5.25          6/01/2031          3,063
      2,000   Health Facilities Auth.                              5.00          6/01/2035          2,033
      2,500   Health Facilities Auth.                              5.25          6/01/2036          2,548
      5,000   Health Facilities Auth.                              5.00         12/01/2042          5,221
      5,000   Regional Transportation District                     5.00          6/01/2044          5,486
      2,000   Vista Ridge Metropolitan District (INS)              5.00         12/01/2036          2,017
                                                                                              -----------
                                                                                                   52,509
                                                                                              -----------
              CONNECTICUT (0.3%)
      2,500   Health and Educational Facilities Auth. (INS)        5.13          7/01/2030          2,503
      2,000   Health and Educational Facilities Auth.              5.00          7/01/2035          2,205

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON              FINAL          VALUE
(000)         SECURITY                                             RATE           MATURITY          (000)
---------------------------------------------------------------------------------------------------------
$    47,837   Mashantucket (Western) Pequot Tribe, acquired
                  7/01/2013-3/30/2015; cost $29,270 (d),(e)        6.97% (f)     7/01/2031    $     3,349
                                                                                              -----------
                                                                                                    8,057
                                                                                              -----------
              DELAWARE (0.2%)
      4,000   EDA                                                  5.40          2/01/2031          4,425
                                                                                              -----------
              DISTRICT OF COLUMBIA (2.6%)
     11,320   Community Academy Public Charter School,
                   Inc. (INS)                                      4.88          5/01/2037          7,422
      1,305   District of Columbia                                 5.00          7/01/2036          1,392
      1,500   District of Columbia                                 5.00          7/01/2042          1,575
      1,700   District of Columbia                                 6.00          7/01/2043          1,958
      1,450   District of Columbia                                 6.00          7/01/2048          1,659
      7,500   Metropolitan Washington Airports Auth.               5.13         10/01/2034          8,293
      5,000   Metropolitan Washington Airports Auth.               5.00         10/01/2039          5,610
     10,000   Metropolitan Washington Airports Auth.               5.63         10/01/2039         11,167
     10,000   Metropolitan Washington Airports Auth.               5.00         10/01/2053         10,357
     10,000   Washington Convention & Sports Auth.                 5.00         10/01/2040         10,743
                                                                                              -----------
                                                                                                   60,176
                                                                                              -----------
              FLORIDA (11.4%)
      7,000   Atlantic Beach Health Care Facilities Auth.          5.63         11/15/2043          7,577
      2,000   Brevard County Health Facilities Auth. (PRE)         7.00          4/01/2039          2,419
     20,000   Brevard County School Board (INS) (PRE)              5.00          7/01/2032         21,693
      1,500   Broward County (PRE)                                 5.25         10/01/2034          1,700
        350   Broward County School Board (INS)                    5.25          7/01/2027            388
     10,000   Broward County School Board (INS) (PRE)              5.00          7/01/2032         10,846
      2,000   Clearwater                                           5.25         12/01/2039          2,248
      5,675   Department of Children and Family Services           5.00         10/01/2025          5,741
      1,500   Escambia County                                      6.25         11/01/2033          1,720
      1,000   Escambia County Housing Finance Auth. (INS)          5.75          6/01/2031          1,135
      3,950   Gainesville                                          5.25         10/01/2034          4,498
      3,000   Halifax Hospital Medical Center                      5.00          6/01/2046          3,191
      1,000   Hialeah Gardens Health Care Facilities Auth.
                   (LOC - SunTrust Bank)                           5.00          8/15/2037          1,036
        600   Higher Educational Facility Auth.                    5.00          4/01/2032            640
      1,500   Higher Educational Facility Auth.                    5.25          4/01/2042          1,601
        625   Hillsborough County (INS)                            5.13          3/01/2020            628
      2,270   Jacksonville                                         5.00         10/01/2029          2,564
      5,750   Jacksonville Economic Dev. Commission                5.00         11/15/2036          5,934
        500   Lakeland Educational Facility                        5.00          9/01/2037            521
      1,000   Lakeland Educational Facility                        5.00          9/01/2042          1,033
      4,000   Lee County IDA                                       5.75         10/01/2042          4,277
      5,000   Lee County IDA                                       5.50         10/01/2047          5,262
      1,500   Miami (INS)                                          5.00         10/01/2034          1,621
     13,125   Miami (INS)                                          5.25          7/01/2035         14,189
      4,000   Miami (INS)                                          5.25          7/01/2039          4,305
      2,000   Miami Beach                                          5.00          9/01/2040          2,148
      6,875   Miami-Dade County                                    5.00         10/01/2029          7,807
      3,950   Miami-Dade County                                    5.00         10/01/2034          4,473
     23,205   Miami-Dade County                                    5.38         10/01/2035         26,506
      5,000   Miami-Dade County                                    5.00          7/01/2039          5,482
      5,000   Miami-Dade County                                    5.00          7/01/2040          5,370
      1,750   Miami-Dade County                                    5.00         10/01/2043          1,891
      5,000   Miami-Dade County School Board (INS)                 5.25          2/01/2027          5,408
      5,000   Miami-Dade County School Board (INS)                 5.00          5/01/2033          5,415
      2,500   Municipal Loan Council (INS)                         5.25         10/01/2033          2,801
      5,000   Orange County (INS)                                  5.00         10/01/2031          5,221
      3,000   Orange County Health Facilities Auth.                5.25         10/01/2035          3,213
      6,255   Orange County Health Facilities Auth.                5.13         11/15/2039          6,362
     12,170   Orange County School Board (INS) (PRE)               5.00          8/01/2031         12,775
      5,000   Orange County School Board (INS) (PRE)               5.00          8/01/2032          5,436

================================================================================

5  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON              FINAL          VALUE
(000)         SECURITY                                             RATE           MATURITY          (000)
---------------------------------------------------------------------------------------------------------
$    10,000   Orange County School Board (INS)                     5.50%         8/01/2034    $    11,146
      6,000   Orlando-Orange County Expressway Auth.               5.00          7/01/2035          6,617
      2,000   Orlando-Orange County Expressway Auth.               5.00          7/01/2035          2,206
     10,000   Palm Beach County                                    5.00         10/01/2031         11,457
      1,000   Pinellas County Educational Facilities Auth.         5.00         10/01/2027          1,085
      1,000   Pinellas County Educational Facilities Auth.         5.25         10/01/2030          1,088
      3,650   Pinellas County Educational Facilities Auth.         6.00         10/01/2041          4,054
      4,000   Port St. Lucie Utility System (INS)                  4.64 (b)      9/01/2032          1,833
      4,000   Port St. Lucie Utility System (INS)                  4.65 (b)      9/01/2033          1,747
      1,000   Sarasota County Public Hospital District             5.63          7/01/2039          1,108
      3,000   St. Petersburg Health Facilities Auth. (PRE)         6.50         11/15/2039          3,657
      3,400   Sumter County (INS) (PRE)                            5.00          6/01/2036          3,545
      2,200   Tampa Housing Auth.                                  4.85          7/01/2036          2,217
      3,050   Tampa-Hillsborough County Expressway Auth.           5.00          7/01/2042          3,328
      2,350   Volusia County Educational Facilities Auth. (INS)    5.00         10/15/2029          2,595
      2,000   Volusia County Educational Facilities Auth.          5.00         10/15/2045          2,132
      1,165   West Palm Beach Community Redevelopment
                   Agency (PRE)                                    5.00          3/01/2029          1,202
                                                                                              -----------
                                                                                                  268,092
                                                                                              -----------
              GEORGIA (1.7%)
      3,500   Atlanta Airport                                      5.00          1/01/2035          3,900
     10,000   Burke County Dev. Auth.                              7.00          1/01/2023         11,317
      4,000   Dahlonega Downtown Dev. Auth. (INS)                  5.00          7/01/2040          4,353
      3,600   Glynn-Brunswick Memorial Hospital Auth. (PRE)        5.63          8/01/2034          4,079
        400   Glynn-Brunswick Memorial Hospital Auth.              5.63          8/01/2034            437
      1,600   Private Colleges & Universities Auth.                5.00         10/01/2032          1,731
     10,000   Savannah EDA                                         6.15          3/01/2017         10,548
      1,000   Thomasville Hospital Auth.                           5.25         11/01/2035          1,109
      1,250   Thomasville Hospital Auth.                           5.38         11/01/2040          1,386
                                                                                              -----------
                                                                                                   38,860
                                                                                              -----------
              HAWAII (0.3%)
      6,000   Department of Budget and Finance                     6.50          7/01/2039          6,856
                                                                                              -----------
              IDAHO (0.1%)
      1,500   Health Facilities Auth. (INS)                        5.00          7/01/2035          1,633
                                                                                              -----------
              ILLINOIS (11.1%)
        520   Chicago (INS)                                        5.25          1/01/2029            522
      4,033   Chicago                                              6.75         12/01/2032          4,050
      4,000   Chicago                                              5.00          1/01/2044          4,069
      3,000   Chicago                                              5.00         11/01/2044          3,102
      5,000   Chicago-O'Hare International Airport                 5.75          1/01/2039          5,648
      5,000   Chicago-O'Hare International Airport                 5.75          1/01/2043          5,562
      2,000   Finance Auth.                                        5.00          4/01/2026          2,006
      5,000   Finance Auth.                                        5.50          8/15/2028          5,484
      2,500   Finance Auth. (INS) (PRE)                            5.75         11/01/2028          2,870
     14,000   Finance Auth.                                        3.90          3/01/2030         14,042
      5,000   Finance Auth. (PRE)                                  7.25         11/01/2030          5,985
      4,500   Finance Auth.                                        5.00          4/01/2031          4,504
      7,565   Finance Auth.                                        5.50          4/01/2032          7,708
      8,000   Finance Auth.                                        6.00         10/01/2032          9,535
     13,275   Finance Auth.                                        4.50         11/15/2032         13,344
      6,000   Finance Auth.                                        4.00          2/01/2033          6,020
      5,000   Finance Auth.                                        5.75         10/01/2035          5,513
      7,000   Finance Auth.                                        5.00          4/01/2036          6,919
     20,000   Finance Auth.                                        5.38          8/15/2039         21,357
      1,205   Finance Auth.                                        5.25         10/01/2039          1,263
      5,000   Finance Auth.                                        6.00          7/01/2043          5,826

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON              FINAL          VALUE
(000)         SECURITY                                             RATE           MATURITY          (000)
---------------------------------------------------------------------------------------------------------
$     2,000   Finance Auth.                                        5.00%         8/15/2044     $    2,113
      2,500   Housing Dev. Auth.                                   4.85          1/01/2037          2,516
      5,000   Metropolitan Pier and Exposition Auth. (INS)         5.50          6/15/2020          5,456
      2,500   Metropolitan Pier and Exposition Auth. (INS)         5.55          6/15/2021          2,731
     10,000   Railsplitter Tobacco Settlement Auth.                5.50          6/01/2023         11,540
     23,980   Regional Transportation Auth. (INS)                  5.75          6/01/2020         28,468
     37,550   Regional Transportation Auth. (INS)                  6.50          7/01/2030         51,088
      8,000   State (INS)                                          5.00          4/01/2029          8,398
      1,000   Univ. of Illinois                                    5.13          4/01/2036          1,080
      7,676   Village of Gilberts (INS)                            4.75          3/01/2030          7,699
      1,525   Village of Montgomery Kane and Kendall
                   Counties (INS)                                  4.70          3/01/2030          1,532
      1,500   Village of Round Lake (INS)                          4.70          3/01/2033          1,512
                                                                                               ----------
                                                                                                  259,462
                                                                                               ----------
              INDIANA (1.6%)
      3,440   Finance Auth.                                        5.00         10/01/2033          3,562
      5,000   Finance Auth.                                        5.00          6/01/2039          5,279
      1,495   Finance Auth.                                        5.00          2/01/2040          1,593
      4,000   Finance Auth.                                        5.00         10/01/2044          4,143
      6,000   Indianapolis (INS)                                   5.50          1/01/2038          6,761
      7,000   Richmond Hospital Auth.                              5.00          1/01/2039          7,512
      7,500   Rockport (INS)                                       4.63          6/01/2025          7,880
                                                                                               ----------
                                                                                                   36,730
                                                                                               ----------
              IOWA (0.4%)
      5,000   Finance Auth. (INS)                                  4.75         12/01/2031          5,114
      5,000   Finance Auth. (INS)                                  5.00         12/01/2039          5,116
                                                                                               ----------
                                                                                                   10,230
                                                                                               ----------
              KANSAS (0.7%)
      9,000   Burlington (INS)                                     4.85          6/01/2031          9,249
      2,500   Coffeyville (INS) (a)                                5.00          6/01/2042          2,560
      4,790   Wyandotte County                                     6.07 (b)      6/01/2021          3,484
                                                                                               ----------
                                                                                                   15,293
                                                                                               ----------
              KENTUCKY (0.5%)
      1,000   Economic Dev. Finance Auth. (INS)                    6.00         12/01/2033          1,065
      4,000   Economic Dev. Finance Auth. (INS)                    6.00         12/01/2038          4,256
      1,100   Municipal Power Agency (INS) (PRE)                   5.00          9/01/2037          1,200
      3,900   Municipal Power Agency (INS)                         5.00          9/01/2037          4,141
      2,000   Owen County                                          6.25          6/01/2039          2,265
                                                                                               ----------
                                                                                                   12,927
                                                                                               ----------
              LOUISIANA (1.9%)
      2,500   Lafayette Public Trust Financing Auth. (INS)         5.50         10/01/2035          2,842
      3,750   Local Government Environmental Facilities and
                   Community Dev. Auth.                            6.50          8/01/2029          4,462
     25,000   Parish of St. John the Baptist                       5.13          6/01/2037         26,240
     10,000   Public Facilities Auth.                              5.00          6/01/2030         10,175
      1,500   Tobacco Settlement Financing Corp.                   5.25          5/15/2035          1,659
                                                                                               ----------
                                                                                                   45,378
                                                                                               ----------
              MARYLAND (0.6%)
      2,500   EDC                                                  6.20          9/01/2022          2,906
      5,000   Health and Higher Educational Facilities
                   Auth. (PRE)                                     5.75          1/01/2033          5,433
      6,000   Health and Higher Educational Facilities
                   Auth. (PRE)                                     5.75          1/01/2038          6,508
                                                                                               ----------
                                                                                                   14,847
                                                                                               ----------

================================================================================

7  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON              FINAL          VALUE
(000)         SECURITY                                             RATE           MATURITY          (000)
---------------------------------------------------------------------------------------------------------
              MASSACHUSETTS (1.4%)
      2,000   Dev. Finance Agency (INS)                            5.25%         3/01/2026    $     2,055
      2,000   Dev. Finance Agency (INS)                            5.00          3/01/2036          2,013
      3,000   Dev. Finance Agency                                  5.00          7/01/2044          3,165
      4,000   Dev. Finance Agency                                  5.50          7/01/2044          4,252
     10,000   Health and Educational Facilities Auth.              6.25          7/01/2030         11,577
      3,500   Health and Educational Facilities Auth.              5.00          7/15/2032          3,554
      1,250   Health and Educational Facilities Auth.              5.00          7/01/2033          1,253
        500   Health and Educational Facilities Auth.              5.00          7/15/2037            506
      5,000   School Building Auth. (INS)                          4.75          8/15/2032          5,321
                                                                                              -----------
                                                                                                   33,696
                                                                                              -----------
              MICHIGAN (1.6%)
     59,395   Building Auth. (INS)                                 5.01 (b)     10/15/2030         28,299
      4,500   Lansing Board of Water & Light                       5.00          7/01/2037          4,916
      3,000   Strategic Fund                                       5.63          7/01/2020          3,512
                                                                                              -----------
                                                                                                   36,727
                                                                                              -----------
              MINNESOTA (0.4%)
      4,000   Chippewa County                                      5.50          3/01/2037          4,121
      2,500   Higher Education Facilities Auth.                    5.00         10/01/2039          2,744
      3,000   St. Louis Park (PRE)                                 5.75          7/01/2030          3,420
                                                                                              -----------
                                                                                                   10,285
                                                                                              -----------
              MISSISSIPPI (0.5%)
      1,000   Hospital Equipment and Facilities Auth.              5.25         12/01/2026          1,026
      8,750   Warren County                                        4.80          8/01/2030          8,524
      3,000   Warren County                                        5.38         12/01/2035          3,354
                                                                                              -----------
                                                                                                   12,904
                                                                                              -----------
              MISSOURI (1.8%)
     20,000   Cape Girardeau County IDA                            5.00          6/01/2036         17,963
      1,000   Cape Girardeau County IDA                            5.75          6/01/2039          1,117
      8,000   Cass County                                          5.63          5/01/2038          8,072
      6,000   Health and Educational Facilities Auth. (PRE)        5.50         11/15/2033          6,871
      1,500   Health and Educational Facilities Auth.              5.50         11/15/2033          1,649
      5,000   St. Louis County IDA                                 5.88          9/01/2043          5,543
                                                                                              -----------
                                                                                                   41,215
                                                                                              -----------
              MONTANA (0.5%)
      6,500   Forsyth (INS)                                        4.65          8/01/2023          6,771
      5,000   Forsyth                                              5.00          5/01/2033          5,583
                                                                                              -----------
                                                                                                   12,354
                                                                                              -----------
              NEBRASKA (0.3%)
        975   Douglas County Hospital Auth. (PRE)                  6.13          8/15/2031          1,081
      1,275   Douglas County Hospital Auth.                        6.13          8/15/2031          1,380
      3,400   Douglas County Hospital Auth.                        5.00         11/01/2048          3,633
                                                                                              -----------
                                                                                                    6,094
                                                                                              -----------
              NEVADA (2.0%)
      4,000   Clark County (INS)                                   5.00          7/01/2026          4,475
     11,000   Clark County                                         5.13          7/01/2034         12,211
      5,000   Clark County (INS)                                   5.25          7/01/2039          5,567
     12,410   Clark County EDC                                     5.00          5/15/2029         12,802
     10,420   Truckee Meadows Water Auth. (INS)                    4.88          7/01/2034         10,757
                                                                                              -----------
                                                                                                   45,812
                                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON              FINAL          VALUE
(000)         SECURITY                                             RATE           MATURITY          (000)
---------------------------------------------------------------------------------------------------------
              NEW JERSEY (2.0%)
$     6,000   EDA                                                  5.00%         9/01/2024    $     6,332
      2,000   EDA                                                  5.00          6/15/2028          2,152
     10,000   EDA                                                  5.00          6/15/2040         10,181
     11,475   Health Care Facilities Financing Auth.               5.00          7/01/2029         11,831
     15,000   Health Care Facilities Financing Auth.               5.63          7/01/2032         16,915
                                                                                              -----------
                                                                                                   47,411
                                                                                              -----------
              NEW MEXICO (1.6%)
     32,380   Farmington                                           4.88          4/01/2033         33,039
      5,000   Farmington                                           5.90          6/01/2040          5,521
                                                                                              -----------
                                                                                                   38,560
                                                                                              -----------
              NEW YORK (3.0%)
      2,040   Buffalo and Erie County Industrial Land Dev. Corp.   5.38         10/01/2041          2,238
         20   Dormitory Auth. (ETM)                                6.00          8/15/2016             21
      8,635   Dormitory Auth.                                      6.00          8/15/2016          8,889
      1,785   Dormitory Auth. (PRE)                                5.25          7/01/2024          1,909
      2,250   Dormitory Auth.                                      5.25          7/01/2029          2,419
     16,130   Liberty Dev. Corp.                                   5.25         10/01/2035         18,640
      5,000   MTA                                                  3.55 (b)     11/15/2032          2,622
         60   New York City                                        5.88          8/01/2019             60
      5,000   New York City                                        5.13         12/01/2028          5,492
      1,500   New York City Municipal Water Finance Auth.          5.00          6/15/2037          1,650
      7,500   New York City Transitional Finance Auth.             5.00          1/15/2034          8,143
      5,000   Triborough Bridge and Tunnel Auth.                   3.62 (b)     11/15/2031          2,729
     10,000   Triborough Bridge and Tunnel Auth.                   5.00         11/15/2031         10,988
      3,000   Triborough Bridge and Tunnel Auth.                   3.66 (b)     11/15/2032          1,544
      2,500   Triborough Bridge and Tunnel Auth.                   3.70 (b)     11/15/2032          1,338
      2,000   Troy Capital Resource Corp.                          5.00          9/01/2030          2,213
                                                                                              -----------
                                                                                                   70,895
                                                                                              -----------
              NORTH CAROLINA (1.1%)
     10,000   Capital Facilities Finance Agency                    4.63         11/01/2040         10,555
      3,750   Charlotte-Mecklenburg Hospital Auth.                 5.25          1/15/2034          4,143
      5,000   Columbus County Industrial Facilities & Pollution
                   Control Financing Auth.                         6.25         11/01/2033          5,751
      5,250   Medical Care Commission                              5.00          7/01/2033          5,410
                                                                                              -----------
                                                                                                   25,859
                                                                                              -----------
              NORTH DAKOTA (0.4%)
      4,685   Fargo                                                6.25         11/01/2031          5,641
      2,500   McLean County                                        4.88          7/01/2026          2,711
                                                                                              -----------
                                                                                                    8,352
                                                                                              -----------
              OHIO (1.4%)
      6,000   Air Quality Dev. Auth.                               5.70          8/01/2020          6,850
     10,000   Buckeye Tobacco Settlement Financing Auth.           5.88          6/01/2030          8,266
     10,000   Buckeye Tobacco Settlement Financing Auth.           5.75          6/01/2034          7,973
      1,000   Cleveland (INS)                                      5.00          1/01/2031          1,096
      4,640   Higher Education Facility Commission (INS)           5.00          5/01/2036          4,692
      2,000   Lake County                                          5.63          8/15/2029          2,204
      2,000   State Turnpike Commission                            5.25          2/15/2033          2,271
                                                                                              -----------
                                                                                                   33,352
                                                                                              -----------
              OKLAHOMA (0.7%)
      4,200   Comanche County Hospital Auth.                       5.00          7/01/2032          4,341
      8,695   Norman Regional Hospital Auth.                       5.38          9/01/2036          8,964

================================================================================

9   | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON              FINAL          VALUE
(000)         SECURITY                                             RATE           MATURITY          (000)
---------------------------------------------------------------------------------------------------------
$     2,675   Tulsa Industrial Auth.                               5.00%        10/01/2037     $    2,779
                                                                                               ----------
                                                                                                   16,084
                                                                                               ----------
              OREGON (0.1%)
      1,265   Keizer                                               5.20          6/01/2031          1,376
                                                                                               ----------
              PENNSYLVANIA (1.7%)
        750   Allegheny County Higher Education Building Auth.     5.50          3/01/2031            839
        745   Allegheny County IDA                                 5.13          9/01/2031            747
      4,000   Allegheny County Sanitary Auth. (INS)                5.00          6/01/2040          4,410
      7,000   Economic Dev. Financing Auth.                        4.00         10/01/2023          7,536
      1,870   Erie Parking Auth. (INS)                             5.13          9/01/2032          2,036
      2,295   Erie Parking Auth. (INS)                             5.20          9/01/2035          2,506
      1,970   Higher Educational Facilities Auth.                  5.25          7/15/2033          2,131
      2,750   Higher Educational Facilities Auth.                  5.50          7/15/2038          2,992
      1,250   Turnpike Commission, 5.00%, 12/01/2018               4.12 (c)     12/01/2033          1,196
     10,000   Turnpike Commission                                  5.25         12/01/2044         10,973
      3,200   Washington County IDA                                5.00         11/01/2036          3,471
                                                                                               ----------
                                                                                                   38,837
                                                                                               ----------
              PUERTO RICO (0.1%)
      2,000   Industrial, Tourist, Educational, Medical,
                   Environmental Control Facilities Financing
                   Auth.                                           5.38          4/01/2042          1,646
                                                                                               ----------
              RHODE ISLAND (1.3%)
      5,700   EDC (INS)                                            5.00          7/01/2031          5,784
     12,185   EDC (INS)                                            5.00          7/01/2036         12,344
      2,000   Health and Educational Building Corp.                6.00          9/01/2033          2,225
        245   Housing and Mortgage Finance Corp.                   6.85         10/01/2024            246
      9,950   Housing and Mortgage Finance Corp.                   4.85          4/01/2033          9,958
                                                                                               ----------
                                                                                                   30,557
                                                                                               ----------
              SOUTH CAROLINA (0.5%)
      2,250   Greenwood County                                     5.38         10/01/2039          2,465
     10,000   Jobs EDA (INS)                                       4.60          4/01/2027         10,124
                                                                                               ----------
                                                                                                   12,589
                                                                                               ----------
              SOUTH DAKOTA (0.5%)
        500   Educational Enhancement Funding Corp.                5.00          6/01/2027            557
      2,500   Health and Educational Facilities Auth.              5.25         11/01/2029          2,769
      3,000   Health and Educational Facilities Auth.              5.25          7/01/2038          3,200
      4,000   Health and Educational Facilities Auth.              5.00          7/01/2042          4,289
                                                                                               ----------
                                                                                                   10,815
                                                                                               ----------
              TENNESSEE (1.3%)
      3,095   Jackson (PRE)                                        5.50          4/01/2033          3,472
      1,145   Jackson                                              5.50          4/01/2033          1,240
      3,000   Johnson City Health and Educational Facilities
                   Board                                           5.50          7/01/2031          3,119
      5,000   Johnson City Health and Educational Facilities
                   Board                                           5.50          7/01/2036          5,189
      2,000   Johnson City Health and Educational Facilities
                   Board                                           5.00          8/15/2042          2,106
      4,155   Knox County Health, Educational and Housing
                   Facilities Board                                5.02 (b)      1/01/2036          1,468
      4,000   Knox County Health, Educational and Housing
                   Facilities Board                                5.03 (b)      1/01/2037          1,327

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON              FINAL          VALUE
(000)         SECURITY                                             RATE           MATURITY          (000)
---------------------------------------------------------------------------------------------------------
$    11,075   Sullivan County Health Educational & Housing
                   Facilities Board                                5.25%         9/01/2036    $    11,485
                                                                                              -----------
                                                                                                   29,406
                                                                                              -----------
              TEXAS (18.9%)
     19,500   Bell County Health Facilities Dev. Corp. (ETM)       6.50          7/01/2019         22,055
      1,520   Bexar County                                         5.00          7/01/2033          1,554
      1,795   Bexar County                                         5.00          7/01/2037          1,832
      6,000   Central Texas Regional Mobility Auth.                5.75          1/01/2031          6,852
      2,500   Central Texas Regional Mobility Auth.                5.00          1/01/2042          2,680
      1,000   Clifton Higher Education Finance Corp.               6.00          8/15/2033          1,188
      4,250   Clifton Higher Education Finance Corp. (NBGA)        5.00          8/15/2039          4,709
      2,750   Clifton Higher Education Finance Corp.               6.00          8/15/2043          3,259
      4,825   Cypress Fairbanks ISD (NBGA) (PRE)                   5.00          2/15/2035          5,161
        175   Cypress Fairbanks ISD (NBGA)                         5.00          2/15/2035            185
      4,000   Dallas/Fort Worth International Airport              5.00         11/01/2034          4,442
     12,100   Denton ISD (NBGA)                                    5.16 (b)      8/15/2028          6,497
     13,885   Denton ISD (NBGA)                                    5.18 (b)      8/15/2029          7,055
     11,220   Denton ISD (NBGA)                                    5.20 (b)      8/15/2030          5,398
     15,645   Denton ISD (NBGA)                                    5.22 (b)      8/15/2031          7,124
      5,000   Duncanville ISD (NBGA)                               4.63          2/15/2029          5,111
      2,240   Eagle Mountain-Saginaw ISD (NBGA)                    4.50          8/15/2033          2,315
      9,155   Ennis ISD (NBGA)                                     4.70 (b)      8/15/2034          3,826
      9,155   Ennis ISD (NBGA)                                     4.71 (b)      8/15/2035          3,641
      9,000   Fort Worth                                           6.00          3/01/2029         10,428
      8,085   Fort Worth                                           6.25          3/01/2033          9,391
      3,805   Guadalupe-Blanco River Auth. (INS)                   5.00          5/15/2039          4,037
        795   Harlandale ISD (PRE)                                 4.75          8/15/2036            834
      2,205   Harlandale ISD (PRE)                                 4.75          8/15/2036          2,314
      4,900   Harris County                                        4.75         10/01/2031          5,122
      6,100   Harris County Cultural Education Facilities
                   Finance Corp.                                   5.00          6/01/2038          6,388
      4,000   Harris County Education Facilities Finance Corp.     5.25         10/01/2029          4,526
      1,500   Harris County Health Facilities Dev. Corp. (PRE)     7.25         12/01/2035          1,804
      7,000   Harris County IDC                                    5.00          2/01/2023          7,672
      1,000   Hopkins County Hospital District                     5.75          2/15/2028          1,021
      3,715   Houston                                              5.00          9/01/2040          4,042
     12,500   Houston Airport System                               5.50          7/01/2034         13,941
     10,000   Houston Higher Education Finance Corp.               5.00          9/01/2042         10,573
     22,000   Houston ISD (NBGA)                                   5.00          2/15/2033         23,311
      2,390   Irving                                               5.00          8/15/2043          2,438
        760   Irving ISD (NBGA) (PRE)                              5.38 (b)      2/15/2028            401
      4,240   Irving ISD (NBGA)                                    5.38 (b)      2/15/2028          2,232
     22,000   Judson ISD (NBGA)                                    4.50          2/01/2035         22,908
      6,000   Karnes County Hospital District                      5.00          2/01/2044          6,158
      3,000   Laredo CCD (INS)                                     5.25          8/01/2035          3,392
      5,300   Matagorda County                                     6.30         11/01/2029          6,008
      6,000   Matagorda County                                     4.00          6/01/2030          6,077
      3,615   Matagorda County                                     4.00          6/01/2030          3,662
      4,235   Mesquite Health Facilities Dev. Corp.                5.63          2/15/2035          4,253
        700   Midlothian Dev. Auth.                                5.13         11/15/2026            706
      5,000   North Fort Bend Water Auth.                          5.00         12/15/2036          5,466
      3,000   North Texas Tollway Auth.                            5.63          1/01/2028          3,260
      5,000   North Texas Tollway Auth.                            5.63          1/01/2033          5,453
     15,000   North Texas Tollway Auth.                            5.63          1/01/2033         16,359
     15,000   North Texas Tollway Auth. (PRE)                      5.75          1/01/2033         16,759
      3,000   North Texas Tollway Auth.                            7.55 (b)      9/01/2037          1,055
     12,500   North Texas Tollway Auth.                            5.75          1/01/2040         13,680
      1,000   San Leanna Education Facilities Corp.                5.13          6/01/2026          1,037
      1,815   San Leanna Education Facilities Corp.                5.13          6/01/2027          1,879
      6,025   San Leanna Education Facilities Corp.                4.75          6/01/2032          6,152
      2,395   San Leanna Education Facilities Corp.                5.13          6/01/2036          2,468
        180   State (PRE)                                          4.50          4/01/2033            192

================================================================================

11  | USAA Tax Exempt Long-Term Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON              FINAL          VALUE
(000)         SECURITY                                             RATE           MATURITY          (000)
---------------------------------------------------------------------------------------------------------
$     4,820   State                                                4.50%         4/01/2033     $    5,070
      6,315   Tarrant County Cultural Education Facilities
                   Finance Corp.                                   5.63         11/15/2027          6,486
      3,600   Tarrant County Cultural Education Facilities
                   Finance Corp.                                   5.00         11/15/2036          3,686
     15,000   Tarrant County Cultural Education Facilities
                   Finance Corp.                                   5.13          5/15/2037         15,023
      4,000   Tarrant County Cultural Education Facilities
                   Finance Corp.                                   5.75         11/15/2037          4,082
      4,500   Tarrant County Cultural Education Facilities
                   Finance Corp.                                   5.00         11/15/2045          4,615
      3,850   Transportation Commission                            5.00          8/15/2041          4,138
      6,500   Transportation Commission                            5.00          8/15/2042          6,896
     18,530   Turnpike Auth. (INS)                                 5.25 (b)      8/15/2030          9,831
     22,000   Tyler Health Facilities Dev. Corp.                   5.25         11/01/2032         22,634
     10,000   Tyler Health Facilities Dev. Corp.                   5.00          7/01/2033         10,281
      1,230   Tyler Health Facilities Dev. Corp.                   5.38         11/01/2037          1,268
      1,000   Uptown Dev. Auth.                                    5.50          9/01/2029          1,094
      3,000   Weatherford ISD (NBGA)                               4.83 (b)      2/15/2027          1,763
      2,500   Weatherford ISD (NBGA)                               4.84 (b)      2/15/2028          1,398
      6,360   West Harris County Regional Water Auth. (INS)        4.70         12/15/2030          6,653
      4,770   Wood County Central Hospital District                6.00         11/01/2041          5,242
                                                                                               ----------
                                                                                                  442,443
                                                                                               ----------
              VIRGINIA (1.6%)
      5,000   Alexandria IDA                                       5.00         10/01/2050          5,277
     11,280   College Building Auth.                               5.00          6/01/2026         11,373
      5,000   College Building Auth.                               5.00          6/01/2029          5,033
        880   College Building Auth. (PRE)                         5.00          6/01/2036            917
      1,437   Farms of New Kent Community Dev. Auth.,
                   acquired 10/23/2007; cost $1,337 (d),(g)        5.13          3/01/2036            359
      8,665   Farms of New Kent Community Dev. Auth.,
                   acquired 9/08/2006-10/11/2007; cost
                   $8,323 (d),(g)                                  5.45          3/01/2036          2,167
      2,000   Farms of New Kent Community Dev. Auth.,
                   acquired 11/15/2007; cost $1,870 (d),(g)        5.80          3/01/2036            500
      3,749   Lewistown Commerce Center Community Dev. Auth.       6.05          3/01/2044          3,080
      1,831   Lewistown Commerce Center Community Dev. Auth.       6.05          3/01/2044          1,793
      5,930   Lewistown Commerce Center Community Dev.
                   Auth., acquired 10/12/2007; cost $5,930 (d)     6.05          3/01/2054            297
      5,000   Small Business Financing Auth.                       5.25          9/01/2037          5,175
      1,912   Watkins Centre Community Dev. Auth.                  5.40          3/01/2020          1,917
                                                                                               ----------
                                                                                                   37,888
                                                                                               ----------
              WASHINGTON (0.1%)
      2,500   Health Care Facilities Auth. (INS) (PRE)             6.00          8/15/2039          2,968
                                                                                               ----------
              WISCONSIN (1.2%)
      5,000   Health & Educational Facilities Auth.                5.75         11/15/2030          5,662
     10,600   Health & Educational Facilities Auth.                5.38          2/15/2034         10,752
      2,500   Health & Educational Facilities Auth.                5.38          8/15/2037          2,766
      7,800   Kaukauna (INS)                                       5.00         12/15/2035          8,610
                                                                                               ----------
                                                                                                   27,790
                                                                                               ----------
              WYOMING (0.5%)
      2,360   Municipal Power Agency                               5.50          1/01/2033          2,572
      2,300   Municipal Power Agency                               5.50          1/01/2038          2,507

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON              FINAL          VALUE
(000)         SECURITY                                             RATE           MATURITY          (000)
---------------------------------------------------------------------------------------------------------
$     6,000   Sweetwater County                                    5.25%         7/15/2026    $     6,787
                                                                                              -----------
                                                                                                   11,866
                                                                                              -----------
              Total Fixed-Rate Instruments (cost: $2,124,850)                                   2,236,205
                                                                                              -----------
              PUT BONDS (1.0%)

              ARIZONA (0.2%)
      5,000   Health Facilities Auth.                              1.92          2/01/2048          5,103
                                                                                              -----------
              FLORIDA (0.2%)
      4,000   Putnam County Dev. Auth. (INS)                       5.35          3/15/2042          4,429
                                                                                              -----------
              LOUISIANA (0.3%)
      6,750   St. Charles Parish                                   4.00         12/01/2040          7,335
                                                                                              -----------
              MONTANA (0.2%)
      4,000   Forsyth                                              3.90          3/01/2031          4,038
                                                                                              -----------
              WEST VIRGINIA (0.1%)
      2,000   EDA                                                  5.38         12/01/2038          2,165
                                                                                              -----------
              Total Put Bonds (cost: $21,750)                                                      23,070
                                                                                              -----------
              ADJUSTABLE-RATE NOTES (1.0%)

              FLORIDA (0.2%)
      3,500   Highlands County Health Facilities Auth. (PRE)       5.00         11/15/2031          3,562
                                                                                              -----------
              NEW JERSEY (0.8%)
     20,000   EDA                                                  1.67          3/01/2028         19,625
                                                                                              -----------
              Total Adjustable-Rate Notes (cost: $23,504)                                          23,187
                                                                                              -----------
              VARIABLE-RATE DEMAND NOTES (1.3%)

              CALIFORNIA (0.3%)
      2,525   Infrastructure and Economic Dev. Bank (LOC -
                   California Bank & Trust)                        0.32         10/01/2028          2,525
      3,800   Victorville Joint Powers Financing Auth. (LOC -
                   BNP Paribas)                                    1.02          5/01/2040          3,800
                                                                                              -----------
                                                                                                    6,325
                                                                                              -----------
              TEXAS (1.0%)
      7,500   Port of Port Arthur Navigation District              0.21         12/01/2039          7,500
     16,000   Port of Port Arthur Navigation District              0.20         11/01/2040         16,000
                                                                                              -----------
                                                                                                   23,500
                                                                                              -----------
              Total Variable-Rate Demand Notes (cost: $29,825)                                     29,825
                                                                                              -----------

              TOTAL INVESTMENTS (COST: $2,199,929)                                            $ 2,312,287
                                                                                              ===========

================================================================================

13  | USAA Tax Exempt Long-Term Fund

================================================================================

($ IN 000s)                                              VALUATION HIERARCHY
                                                         -------------------

                                             (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                           QUOTED PRICES        OTHER         SIGNIFICANT
                                             IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                              MARKETS        OBSERVABLE         INPUTS
                                           FOR IDENTICAL       INPUTS
ASSETS                                        ASSETS                                                TOTAL
---------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                               $--      $2,236,205              $--      $2,236,205
Put Bonds                                             --          23,070               --          23,070
Adjustable-Rate Notes                                 --          23,187               --          23,187
Variable-Rate Demand Notes                            --          29,825               --          29,825
---------------------------------------------------------------------------------------------------------
Total                                                $--      $2,312,287              $--      $2,312,287
---------------------------------------------------------------------------------------------------------

For the period of April 1, 2015, through June 30, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

15  | USAA Tax Exempt Long-Term Fund

================================================================================

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. In the event that securities for which price quotations or valuations are not readily available, or are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments, put bonds, and adjustable-rate notes which are valued based on methods discussed in Note A1 and variable-rate demand notes which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2015, were $166,786,000 and $54,428,000, respectively, resulting in net unrealized appreciation of $112,358,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,341,019,000 at June 30, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2015, was $6,672,000, which represented 0.3% of the Fund's net assets.
(e) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(f)   Up to 6.05% of the 6.97% coupon may be PIK.
(g) At June 30, 2015, the issuer was in default with respect to interest and/or principal payments.

================================================================================

17  | USAA Tax Exempt Long-Term Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    08/21/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    08/25/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/24/2015
         ------------------------------